                                             Registration Statement Nos. 2-36429
                                                                        811-2033

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]

   Pre-Effective Amendment No.                                               [ ]
                               ....

   Post-Effective Amendment No. 60                                           [X]
                               ....
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]

   Amendment No.  30                                                         [X]
                 ....

                        (Check appropriate box or boxes.)

   ...........................................................................

               (Exact Name of Registrant as Specified in Charter)

                                THE RESERVE FUND
   ...........................................................................

(Address of Principal Executive Offices) 1250 BROADWAY, NEW YORK, NY 10001-3701
                                                                      (Zip Code)

   Registrant's Telephone Number, including Area Code   (212) 401-5500
                                                      ..........................

   .............................................................................

                            MaryKathleen Foynes, Esq.
                            The Reserve Funds
                            1250 Broadway
                            New York, NY 10001-3701

                    (Name and Address of Agent for Service)

   Approximate date of Proposed Public Offering ................................

It is proposed that this filing will become effective (check appropriate box)


   [ ] immediately upon filing pursuant to paragraph (b)

   [X] on July 31, 1999 pursuant to paragraph (b)

   [ ] 60 days after filing pursuant to paragraph (a)(1)

   [ ] on (date) pursuant to paragraph (a)(1)

   [ ] 75 days after filing pursuant to paragraph (a)(2)

   [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If approriate, check the following box:

   [ ] this post-effective amendment designates a new effective data for a previously filed post-effective amendment.

The Commission is requested to send copies of all communications to:
               MaryKathleen Foynes, Esq.
               The Reserve Funds
               1250 Broadway
               New York, NY 10001-3701

[THE RESERVE FUNDS LOGO]


                                The Reserve Fund
                               Money-Market Funds



                                   Prospectus
                                  July 31, 1999






The Reserve Fund (the "Trust")," is a registered investment company, which offers three no-load money-market funds in this Prospectus:

                    o  Primary Fund,
                    o  U.S. Government Fund, and
                    o  U.S. Treasury Fund
                       (collectively "the Funds").






    For investors seeking as high a level of current income as is consistent with preservation of capital and liquidity.




                                 ---------------

These Securities Have Not Been Approved Or Disapproved By The Securities And Exchange Commission Nor Has The Commission Passed Upon The Accuracy Or Adequacy Of This Prospectus. Any Representation To The Contrary Is A Criminal Offense.

                                ---------------

                                TABLE OF CONTENTS

                                                       Page
                                                       ----
               Investment Objective & Principal
                  Strategies.......................     2
               Performance History.................     3
               Fees & Expenses of the Fund.........     5
               Management..........................     6
               How to Buy Shares...................     6
               Selling Fund Shares.................     7
               Tax Consequences....................     8
               General Information.................     9
               Financial Highlights................     9


                 INVESTMENT OBJECTIVE & PRINCIPAL STRATEGIES

       The investment objective of all three Funds is to seek as high a level of current income as is consistent with preservation of capital and liquidity. However, achievement of this objective cannot be assured.

       The Funds are designed for institutions and individuals as a convenient alternative to the direct investment of temporary cash balances in short-term money-market accounts or instruments. The Funds seek to employ idle cash at yields competitive with yields of other comparable short-term investments, and are designed to reduce or eliminate for the investor the mechanical problems of direct investment in money-market instruments such as scheduling maturities, evaluating the credit of issuers, investing in round lots, safeguarding receipt and delivery of securities and reinvesting.

       The Funds seek to maintain a stable $1.00 share price. The portfolio managers monitor a range of economic and financial factors. Based on their analysis, the Funds are invested in a mix of U.S. dollar denominated money-market securities that are intended to provide as high a yield as possible without violating the Fund's credit quality policies or jeopardizing the stability of its share price.

Primary Fund. The Primary Fund seeks to attain its objective by investing in instruments issued by the U.S. government, its agencies and instrumentalities ("U.S. government securities"), deposit-type obligations, such as negotiable certificates of deposit and time deposits, bankers' acceptances and letters of credit of domestic and foreign banks, savings and loan associations and savings banks, high-quality domestic and foreign commercial paper as determined by nationally recognized statistical rating organizations non-rated instruments of comparable quality as determined by the Board of Trustees, other short-term instruments of similar quality, and instruments fully collateralized by such obligations.

       The Primary Fund will invest in obligations of U.S. banking institutions that are insured by the Federal Deposit Insurance Corporation and commercial paper, which is rated at the time of investment, P-1 by Moody's Investors Service, Inc. ("Moody's"), A-1 by Standard & Poor's Corporation ("S&P") or the equivalent if rated by another rating agency. The Primary Fund may also invest in obligations of foreign branches of both U.S. banks and foreign banks (Eurodollars). Investment in foreign banks will be limited to those located in Australia, Canada, Western Europe and Japan and which, at the time of investment, have more than $25 billion (or the equivalent in other currencies) in total assets and which, in the opinion of the Fund's Adviser, are of comparable quality to the U.S. banks which may be purchased by the Fund. The Primary Fund may also invest in municipal obligations, the interest on which is not exempt from federal income taxation.

U.S. Government Fund. The U.S. Government Fund seeks to attain its objective by investing exclusively in securities backed by full faith and credit of the U.S. government, such as U.S. Treasury securities, obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, and repurchase agreements supported by such investments.

U.S. Treasury Fund. The U.S. Treasury Fund seeks to attain its objective by investing exclusively in securities backed by the full faith and credit of the U.S government which provide interest income exempt in most states from state and local personal income taxes. Typically, the Fund's assets will be invested in U.S. Treasury securities.

       The "full faith and credit" backing is considered the strongest backing offered by the U.S. government and to be the highest degree of safety with respect to the payment of principal and interest.

       The Funds may invest in repurchase agreements ("repos") but will limit them to those banks and securities dealers who are deemed creditworthy pursuant to the guidelines adopted by the Trust's Board of Trustees ("Trustees"). The U.S. Government and

U.S. Treasury Funds will further limit their investment in repos to those whose underlying obligations are backed by the full faith and credit of the United States, and, in the case of the U.S. Treasury Fund, repos will not exceed 5% of its total assets except for temporary or emergency purposes. Securities subject to repos will be placed in a segregated account and will be monitored to ensure that the market value of the securities plus any accrued interest will at least equal the repurchase price.

       Although not a principal strategy, the Funds are allowed to invest all, or substantially all, of their investable assets in other open-end management companies having the same investment objective and substantially similar policies and restrictions.

Principal Risks of Investing in the Funds. The Funds are money-market funds which are a specific type of fund that seeks to maintain a $1.00 price per share. An investment in a Fund is not insured or guaranteed by the U.S. government, Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Additionally, each Fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

       While each Fund has maintained a constant share price since inception, and will strive to do so, the following factors could reduce the Fund's income level and/or share price:

       o as to all Funds, interest rates could rise sharply, causing the value of the Funds' securities, and share price, to drop.
       o as to all Funds, repos could involve risks in the event of a default of the repo counterparty, including possible delays, losses or restrictions upon a Fund's ability to dispose of the underlying securities.
       o as to the Primary Fund, there are risks generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry.
       o as to the Primary Fund, Euro and Yankee dollar investments involve certain risks that are different from investments in domestic obligations of U.S. banks. These risks may include unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls or other governmental restrictions which might affect payment of principal or interest. In addition, foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. banks. Adverse political, regulatory, market or economic developments in foreign countries can affect entities located in those countries.
        o as to the Primary Fund, investments in municipal obligations are subject to market volatility and affected by adverse economic or political changes and the financial condition of the issuers.

Year 2000. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900. Most of the services provided to the Trust depend on the smooth functioning of computer systems. The Trust could be adversely affected if the computer systems and service providers that interface with it are unable to process data from January 1, 2000 and after; however, steps are being taken to reasonably address this issue and to obtain assurance that comparable efforts are being made by service providers. There can be no assurance that these steps will be sufficient to avoid any adverse impact to the Trust. In addition, because the Year 2000 issue affects virtually all organizations, the extent of its impact cannot be predicted.

Other Risks. These risks are discussed in more detail in the Statement of Additional Information ("SAI"). Most of the Funds' performance depends on interest rates. When interest rates fall, the Funds' yields will typically fall as well.

       The Reserve Fund's emphasis on the high credit quality of its investments may mean that its yields are lower than those available from certain other money-market funds that may invest in commercial paper. Because of the low level of risk, over time, a money-market fund may produce lower returns than bond or stock investments which entail higher levels of risk.

                               PERFORMANCE HISTORY

       The bar charts below show the Funds' annual returns for the past ten years or since the first calendar year since inception, together with the best and worst quarters. The accompanying "Average Annual Total Return as of December 31, 1998" table gives some indication of risk of an investment in the Funds. The tables assume reinvestment of dividends and distributions, if any. As with all mutual funds, the past is not a prediction of the future.

                                  Primary Fund

Annual Total Returns as of December 31,

    9.16%          7.88%        5.59%         3.17%        2.39%         3.49%        5.27%        4.67%        4.87%      4.81%
    1989           1990         1991          1992         1993          1994         1995         1996         1997       1998


Best Quarter: 3rd Q 1989 2.40%
Worst Quarter: 2nd Q 1993 0.58%

Most Recent Calendar Quarter: 2nd Q 1999  3.99%

Average Annual Total Returns as of December 31, 1998

      1                5              10
     Year            Years          Years
     ----            -----          -----
    4.81%             4.62%         5.11%


                              U.S. Government Fund

Annual Total Returns as of December 31,

    9.10%          7.80%        5.32%         3.09%        2.30%         3.42%        5.18%        4.60%        4.76%      4.69%
    1989           1990         1991          1992         1993          1994         1995         1996         1997       1998


Best Quarter: 3rd Q 1989 2.17%
Worst Quarter: 2nd Q 1993 0.20%

Most Recent Calendar Quarter: 2nd Q 1999  3.89%

Average Annual Total Returns as of December 31, 1998

      1                5              10
     Year            Years          Years
     ----            -----          -----
    4.69%            4.53%          5.01%

                               U.S. Treasury Fund

Annual Total Returns as of December 31,

   2.19%       3.68%        4.96%       4.53%       4.61%     4.52%
   1993        1994         1995        1996        1997      1998

Best Quarter: 3rd Q 1995 1.20%
Worst Quarter: 1st Q 1993 0.19%

Most Recent Calendar Quarter: 2nd Q 1999  3.85%

Average Annual Total Returns as of December 31, 1998

      1                5            Since
     Year            Years        Inception
     ----            -----        ---------
    4.52%             4.46%         3.89%


       For the Funds' current yields, call toll-free (800) 637-1700 or visit our web site at www.reservefunds.com.

                          FEES & EXPENSES OF THE FUNDS

       If you buy and hold shares of the Funds, you may pay certain fees and expenses which are described in the table below. There are no sales charges (loads) or exchange fees associated with an investment in the Funds. Annual fund operating expenses are paid out of the assets of each Fund, so their effect is included in each Fund's share price. Annual fund operating expenses, indicated in the table below, reflect expenses for the Funds' fiscal year ended May 31, 1999.

                        Shareholder Fees for all Funds
                  (Fees paid directly from your investment)

       Sales Load Imposed on Purchases...........................  None
       Sales Load Imposed on Reinvested Dividends................  None

These are all no-load funds. There are no direct shareholders fees. Please see the "Annual Fund Operating Expenses for all Funds" table below.


                 Annual Fund Operating Expenses for all Funds
                (Expenses that are deducted from Fund assets)

                                                           U.S.        U.S.
                                              Primary   Government   Treasury
                                               Fund        Fund        Fund
                                              -------   ----------   --------
  Comprehensive Management Fee (a)..........    .80%       .80%        .80%
  Distribution (12b-1) Fees (b).............    .20        .20         .20
                                               ----       ----        ----
  Total Annual Fund Operating Expenses......   1.00%      1.00%       1.00%
                                               ====       ====        ====

(a) The comprehensive management fee includes advisory and customary operating expenses. However, the Funds may be charged for certain non-recurring extraordinary expenses and its allocated or direct share of certain other expenses. See "Management".

(b) The Funds have adopted a Rule 12b-1 plan which allows the Funds to pay distribution fees for the sale and distribution of its shares. The maximum level of distribution expenses is 0.20% per year of each Fund's average net assets. As these fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Example: This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example should not be considered indicative of future investment returns and operating expenses which may be more or less than those shown. This example is based on the annual fund operating expenses described in the table.

       This example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                              One Year     Three Years   Five Years    Ten Years
                              --------     -----------   ----------    ---------
      Primary Fund              $102          $318          $552        $1,225
      U.S. Government Fund       102           318           552         1,225
      U.S. Treasury Fund         102           318           552         1,225

Please note that the above example is an estimate of the expenses to be incurred by shareholders of the Funds. Actual expenses may be higher or lower than those reflected above. You would pay the same if you did not redeem your shares.

                                   MANAGEMENT

Investment Adviser. Since November 15, 1971, Reserve Management Company, Inc. ("RMCI") 1250 Broadway, New York, NY 10001 and its affiliates have provided investment advice to The Reserve Funds. RMCI serves as the investment adviser to the Funds under an Investment Management Agreement (the "Agreement") with The Reserve Fund (the "Trust"). As a result of recent shareholder votes, each of the Funds has entered into a new Investment Management Agreement with RMCI, which is substantially similar to the Investment Management Agreement previously in effect with regard to each Fund, except for a new comprehensive management fee. The U.S. Treasury Fund, since inception, has been subject to a comprehensive management fee. The new Investment Management Agreements became effective June 26, 1999. The Agreement provides that RMCI will furnish continuous investment advisory and management services to the Funds. In addition to the Funds, RMCI provides investment management services to other mutual funds within the Reserve family of funds and, as of May 31, 1999, had approximately $5.6 billion under management.

       RMCI manages the investment portfolios of the Funds, subject to policies adopted by the Trustees. For its services, RMCI receives a fee of 0.80% per year of the average daily net assets of each Fund. RMCI pays all employee and customary operating expenses of the Fund. Excluded from the definition of customary operating expenses are interest, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, and the fees of the disinterested Trustees, for which each Fund pays its direct or allocated share. For the fiscal year ended May 31, 1999, RMCI received management fees under the investment management agreements previously in effect with regard to each Fund. For the fiscal year ended May 31, 1999, the Primary, U.S. Government and U.S. Treasury Fund paid RMCI $13,863,140, $3,530,115, $2,208,713, respectively. However, at
May 31, 1999, RMCI waived $635,127 of the U.S. Treasury Fund's comprehensive management fee.

                                HOW TO BUY SHARES

Share Price: Net Asset Value. Investors pay no sales charges to invest in the Funds. The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of a Fund, is called the Fund's net asset value ("NAV") per share. The NAV is calculated by taking the total value of a Fund's assets, subtracting its liabilities, and then dividing by the number of shares that have already been issued. Each Fund uses the amortized cost method of valuing its securities under Rule 2a-7 of the 1940 Act. This is a standard calculation, and forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. The NAV is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the Exchange is open. NAV is not calculated on days the Exchange is closed and regional bank holidays. Your order will be priced at the next NAV calculated after your order is accepted (i. e., converted to federal funds) by the Funds.

Purchase of Shares. The minimum initial investment is $1,000 (IRA minimum $250) with no minimum subsequent investment. All investments must be in U.S. dollars. Third-party, foreign and travellers checks, as well as cash investments will not be accepted. For clients of certain broker-dealers and financial institutions ("Firms"), shares may be purchased directly through such Firms. However, purchases may be subject to the Firms' own minimums and purchase requirements. Purchase orders are not accepted on days the Exchange is closed for trading and regional bank holidays.

       o By check - (drawn on U.S. bank) payable to The Reserve Funds, 1250 Broadway, New York, NY 10001-3701. You must include your account number (or Taxpayer Identification Number) on the "pay to the order of" line for each check made payable to The Reserve Funds or within the endorsement for each check endorsed to The Reserve Funds.

       o By wire - Prior to calling your bank, call The Reserve Funds at 800-637-1700 for specific instructions or the Firm from which you received this Prospectus.

       Checks and wires which do not correctly identify the account to be credited may be returned or delay the purchase of shares. Only federal funds wires and checks drawn on the Fund's bank are eligible for entry as of the business day received. For federal funds wires to be eligible for same-day order entry, the Funds must be notified before 2:00 PM (Eastern time, 11:00 AM for the U.S. Treasury Fund) of the amount to be transmitted and the account to be credited. Payment by check not immediately convertible into federal funds will be entered as of the business day when covering federal funds are received or bank checks are converted into federal funds. This usually occurs within two (2) business days, but may take longer. Checks delivered to the Fund's offices after 2:00 PM (Eastern time, 11:00 AM for the U.S. Treasury Fund) will be considered received the next business day. Investors will be charged a fee $15 for any check that does not clear and will be responsible for any losses suffered by the Funds as a result.

Reserve Automatic Asset-Builder Plan. If you have an account, you may purchase shares of a Fund ($25 suggested minimum) from a checking, NOW, or bank money-market deposit account or from a U.S. government distribution ($25 suggested minimum) such as social security, federal salary, or certain veterans' benefits, or other payment from the federal government. You may also purchase shares automatically by arranging to have your payroll deposited directly into your Reserve account. Please call the Funds at 800-637-1700 for an application.

Individual Retirement Accounts. Investors may use the Funds as an investment for Individual Retirement Accounts ("IRAs"). A master IRA plan with information regarding administration fees and other details is available from the Funds.

Third-party Investments. Investments made through a third party (rather than directly with Reserve) such as a financial services agent may be subject to policies and fees different than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Investors should consult a representative of the plan or financial institution if in doubt.

Distributors. The Funds' distributors are GAM Services, Inc. ("GAM"), 135 East 57th Street, New York, NY 10022; The Kaufmann Fund, Inc., ("Kaufmann"), 140 East 45th Street, New York, NY 10017; and Resrv Partners, Inc. ("RESRV"), 1250 Broadway, New York, NY 10001-3701.

Restrictions. Certain other restrictions and conditions for buying shares apply to the Funds. Please see the SAI for more information.

                               SELLING FUND SHARES

       Investors may sell shares at any time. Shares will be sold at NAV determined after the redemption request is received by the Fund. Each Fund usually transmits payments the same day when requests are received before 12:00 noon (Eastern time, 11:00 AM for the U.S. Treasury Fund) and the next business day for requests received after the time specified to enable shareholders to receive additional dividends. Shares do not earn dividends on the day a redemption is effected, regardless of the time the order is received. Orders will be processed promptly and investors will generally receive the proceeds within a week after receiving your properly completed request. The Funds strongly suggest (but does not require) that each telephone redemption be at least $1000, except for redemptions which are intended to liquidate an account. A shareholder will be charged $2 for redemption checks issued for less than $100. Upon request, redemptions will be made by bank wire; however, wire redemptions of less than $10,000 will be charged a fee (currently $10). The Funds assume no responsibility for delays in the receipt of wired or mailed funds.

Written and telephone requests. Redemption instructions and options should be specified when your account is opened. Subsequent elections and changes in instructions must be in writing with the signature(s) guaranteed. Changes in registration or authorized signatories may require additional documentation. One way to redeem shares is to write a letter of instruction which states: the name(s) and signature(s) of all accountholders (signature(s) guaranteed, if necessary), account number, Fund name, the dollar amount you want to sell, and how and where to send the proceeds. If you are redeeming your IRA, please note the applicable withholding requirements.

       To reduce the risk of loss, certain situations require written instructions along with signature guarantees. These include:

        (1) redemptions for more than $5,000; or
        (2) redemptions on accounts whose address has been changed within the past 30 days; or
        (3) redemption requests to be sent to someone other than the account owner or the address of record for the past 30 days.

       You may redeem by calling the Funds at 800-637-1700. Unless you decline telephone privileges on your application and the Funds fail to take reasonable measures to verify the request, the Funds will not be liable for any unauthorized telephone redemption, or for any loss, cost or expense for acting upon an investor's telephone instructions. Telephone redemptions may be sent to the bank or brokerage account designated by the shareholder on the application or in a letter with signature guarantee. To change the designated brokerage or bank account it is necessary to contact the Firm through which shares of the Fund were purchased or, if purchased directly from the Funds, it is necessary to send a written request to the Funds with signature(s) guaranteed. The Fund reserves the right to refuse a telephone redemption if it believes it is advisable to do so.

       Signature guarantees are designed to protect both you and the Funds from fraud. Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/dealers, national securities exchanges or clearing agencies. Notaries public cannot provide signature guarantees. For more information about redemption procedures, please read the SAI.

Checking, VISA and ATM Access. You may redeem shares of the Fund by using your Reserve checks and VISA check card. By completing the application or a signature card (for existing accounts) and certain other documentation, you can write checks in any amount against your account. A check will be returned (bounced) and a fee charged if you request a stop payment; the check is postdated; contains an irregularity in the signature, amount or otherwise; or, is written against accounts with insufficient or uncollected funds. Please do not postdate your checks or use them to close your account. Upon proper notice, the Funds may choose to impose a fee if it deems a shareholder's actions to be burdensome. Checking may not be available to clients of some Firms, and some Firms may establish their own minimum check amount. Shareholders may use their VISA check card at ATM's to receive cash and may be charged a surcharge by the ATM owner. Please see the SAI for information including charges, fees, etcetera.

Exchange Privilege. Investors can exchange all or some of their shares offered for shares in other Reserve money-market and equity funds. Investors can request an exchange in writing or by telephone. The shares of the other funds are not offered by this Prospectus. Be sure to read the current prospectus for any fund into which you are exchanging. Any new account established through an exchange will have the same privileges as an original account (as long as they are available). There is currently no fee for exchanges; however, some customers who exchange shares of the Primary, U.S. Government, and/or U.S. Treasury Funds may be charged a sales load for exchanging into funds other than Reserve funds, where a sales load applies. Please see the SAI for more information.

Other Automatic Services. Certain other services and restrictions for selling shares automatically are offered by the Funds. Please see the SAI for more information about these services and restrictions.

Redemptions Through Brokers And Financial Institutions. Redemptions through brokers and financial institutions may involve such Firms' own redemption minimums, services fees, and other redemption requirements.

Other. The Funds also reserve the right to make a "redemption in kind", (payment in portfolio securities rather than cash), without notice, if the amount the investor is redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the Fund's assets). Further, each Fund reserves the right to:

       o  refuse any purchase or exchange request,
       o  change or discontinue its exchange privilege,
       o  change its minimum investment amounts, and
       o delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions).

                                TAX CONSEQUENCES

       The following discussion is intended as general information only. Because everyone's tax situation is unique, you should consult your own tax advisor(s) with regard to the applicability of state and local tax laws on Fund distributions. The applicable tax laws which affect the Funds and their shareholders are subject to change and may be retroactive. For more information, please see the SAI.

Dividends, Distributions and Taxes. Each Fund declares dividends daily and automatically reinvests them in additional shares except for shareholders who elect in writing to receive cash dividends, in which case monthly or quarterly dividend checks are sent to the shareholder. There are no fees or sales charges on reinvestments.

       Dividends and distributions are taxable to most shareholders as ordinary income (unless an investment is in an IRA or other tax-advantaged account). Distributions of long-term capital gains, if any, are taxable to shareholders as long-term capital gains. The tax status of any distribution is the same regardless of how long an investor has been in the fund and whether distributions are reinvested or taken in cash. The tax status of dividends and distributions will be detailed in annual tax statements from the Funds. An exchange of a Fund's shares for the shares of another fund will be treated as a sale of The Fund's shares and any gain may be subject to federal income tax.

       The U.S. Treasury Fund intends to invest only in U.S. Treasury securities and obligations of those agencies and instrumentalities of the U.S. government that provide interest income exempt in most states from state and local personal income taxes, except to the extent uninvested cash is invested in repurchase agreements. Some states have minimum investment requirements that must be met by the U.S. Treasury Fund. Distributions attributable to net capital gains, if any, are generally subject to state and local taxes. It is possible that a state or local taxing authority may in the future seek to tax an investor on a portion of the interest income of an obligation held by the U.S. Treasury Fund.

Backup Withholding. A Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to certain shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability. However, special rules apply for certain accounts. For example, for an account established under the Uniform Gift to Minors Act, the TIN of the minor should be furnished. Shareholders should be aware that, under regulations promulgated by the IRS a Fund may be fined $50 annually for each account for which a certified TIN is not provided or is incorrect. In the event that such a fine is imposed with respect to an account in any year, a corresponding charge will be made against the account. The Funds will not accept purchase orders for accounts for which a correct and certified TIN is not provided or which is otherwise subject to backup withholding, except in the case of certain non-resident alien account holders.

                               GENERAL INFORMATION

Small Balances. Because of the expense of maintaining accounts with small balances (less than $1,000), the Funds may choose without notice to either levy a monthly charge (currently $5) or redeem the account and remit the proceeds. Some Firms may establish variations of minimum balances and monthly charges if approved by the Funds.

Reserve Easy Access. Easy Access is The Reserve Funds' 24-hour toll-free telephone service that lets customers use a touch-tone phone for a variety of options, which include yields, account balances, check reorders and other options. To use it, call 800-637-1700 and follow the instructions. Clients may also access full account activity for the previous six months on the Internet at www.reservefunds.com.

Inquiries. Shareholders should direct their inquiries to the Firm from which they received this Prospectus or to The Reserve Funds.

Special Shareholder Services. The Funds reserve the right to charge shareholder accounts for specific costs incurred in processing unusual transactions. Such transactions include, but are not limited to, stop payment requests, copies of Fund redemption or shareholder checks, copies of statements and special research services.

Account Statements. Shareholders are advised to retain all account statements.

                              FINANCIAL HIGHLIGHTS

       This section provides further details about the Funds' recent financial history. "Total Return" shows how much an investment in a series would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions, if any. These figures have been audited by PricewaterhouseCoopers LLP, the Trust's independent accountants, whose report, along with each Funds' financial statements, is included in the Trust's Annual Report, which is available upon request by calling 800-637-1700.


                                                         For Fiscal Years Ended May 31,
                                      -------------------------------------------------------------------
PRIMARY FUND                               1999        1998           1997         1996          1995
------------                               ----        ----           ----         ----          ----
Net asset value
       beginning of year                $ 1.0000    $ 1.0000       $  1.0000     $  1.0000      $ 1.0000
                                        --------    --------       ---------     ---------      --------
Net investment income
      from investment operations           .0438       .0483           .0457         .0490         .0450

Less dividends from
       net investment income              (.0438)     (.0483)         (.0457)       (.0490)       (.0450)
                                        --------    --------       ---------     ---------      --------
Net asset value at
       end of year                       $ 1.0000   $ 1.0000        $ 1.0000      $ 1.0000      $ 1.0000
                                         --------   ========       =========      ========      ========

Total Return                                 4.38%      4.83%           4.57%         4.90%         4.50%

Ratios/Supplemental Data
------------------------
Net assets end of
       year (millions)                   $3,330.1   $2,707.6       $2,104.1        $1,664.1     $1,602.5
Ratio of expenses to
       average net assets                    1.00%       .94%           .98%            .98%         .97%
Ratio of net investment
       income to average
       net assets                            4.26%      4.71%          4.47%           4.79%        4.42%


                                                        For Fiscal Years Ended May 31,
                                      -------------------------------------------------------------------
U.S. GOVERNMENT FUND                       1999         1998         1997         1996         1995
--------------------                       ----         ----         ----         ----         ----
Net asset value
       beginning of year                $ 1.0000    $ 1.0000     $ 1.0000     $ 1.0000      $ 1.0000
                                        ---------   ---------    --------     ---------     --------
Net investment income
       from investment
       operations                          .0426       .0471       .0449         .0484          .0441
Less dividends from
       net investment income              (.0426)     (.0471)     (.0449)       (.0484)        (.0441)
                                          ------      ------      ------        ------         ------

Net asset value at
       end of year                      $ 1.0000    $ 1.0000    $ 1.0000      $ 1.0000       $ 1.0000
                                        =========   =========   ========      ========       ========

Total Return                                4.26%       4.71%       4.49%         4.84%          4.41%

Ratios/Supplemental Data
------------------------
Net assets end of
       year (millions)                  $  716.2     $ 652.5      $611.8        $568.5        $721.8
Ratio of expenses to
       average net assets                   1.00%        .99%        .99%         1.00%          .99%
Ratio of net investment
       income to average
       net assets                           4.16%       4.63%       4.40%         4.75%         4.31%

                                                         For Fiscal Years Ended May 31,
                                    ---------------------------------------------------------------------
U.S.TREASURY FUND                       1999           1998          1997         1996           1995
-----------------                       ----           ----          ----         ----           ----
Net asset value
       beginning of year             $1.0000        $1.0000       $1.0000       $1.0000       $1.0000
                                     -------        --------      --------      --------      -------
Net investment income
       from investment
       operations                      .0410          .0456         .0443         .0466         .0456
Less dividends from
       net investment income          (.0410)        (.0456)       (.0443)       (.0466)       (.0456)
                                      ------         ------         ------        ------       ------
Net asset value at
       end of year                   $1.0000        $1.0000       $1.0000       $1.0000       $1.0000
                                     =======        ========      ========      =======       =======

Total Return                            4.10%         4.56%          4.43%         4.66%         4.56%

Ratios/Supplemental Data
------------------------
Net assets end of
       year (millions)                $286.7          $239.8       $169.2        $142.8       $   95.2
Ratio of expenses to
       average net assets (a)           1.00%            .97%         .97%          .99%          .93%
Ratio of net investment
       income to average
       net assets                       3.76%          4.26%         4.13%         4.33%          4.44%

---------------------
(a) Due to the voluntary waiver of certain expenses by RMCI, the net expense ratios and net investment income amounted to:

          ------------------------- -------------- --------------
                                                        Net
                                       Expense      Investment
                       Fiscal Year      Ratio         Income
          ------------------------- -------------- --------------
                              1999      .77%           3.99%
          ------------------------- -------------- --------------
                              1998      .77%           4.46%
          ------------------------- -------------- --------------
                              1997      .77%           4.33%
          ------------------------- -------------- --------------
                              1996      .79%           4.53%
          ------------------------- -------------- --------------
                              1995      .68%           4.64%
          ------------------------- -------------- --------------


                                 --------------

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and, if given or made, such information or representations must not be relied upon. This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

                                 ---------------

This Prospectus contains the information about each Fund, which a prospective investor should know before investing.

The Statement of Additional Information ("SAI") contains additional and more detailed information about the Funds, and is considered part of this Prospectus. Our Annual and Semi-Annual Reports list the holdings in each Fund, describe Fund performance, include financial statements for the Funds, and discuss market conditions and strategies that significantly affected the Funds' performance.

These documents may be obtained without charge by writing to the address below or calling The Reserve Funds at 800-637-1700. You can download the documents from the SEC's web site (http://www.sec.gov) or you can obtain copies by visiting the SEC's Public Reference Room in Washington, DC (800-SEC-0330) or by sending your request and duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

                  Investors are advised to read and retain this
                        prospectus for future reference.

[THE RESERVE FUNDS LOGO]
Founders of
"America's First
Money Fund"

1250 Broadway, New York, NY 10001-3701
(212) 401-5500

General Information and 24-Hour Yield and Balance Information
800-637-1700 - www.reservefunds.com

Distributor - Resrv Partners, Inc.
RF/PG&T-07/99

SEC File Number
The Reserve Fund
811-2033




[THE RESERVE FUNDS LOGO]
Founders of
"America's First
Money Fund"


Primary Fund
U.S. Government Fund
U.S. Treasury Fund

Money-Market Funds

Prospectus
July 31, 1999

                                THE RESERVE FUND
                          "AMERICA'S FIRST MONEY FUND"
                     1250 BROADWAY, NEW YORK, NY 10001-3701
                          212-401-5500 / / 800-637-1700

                  --------------------------------------------

                      24-HOUR YIELD AND BALANCE INFORMATION
               Nationwide 800-637-1700 / / www.reservefunds.com

                       The Reserve Fund Money-Market Funds
                 Primary, U.S. Government & U.S. Treasury Funds
                       Statement Of Additional Information

       This Statement of Additional Information ("SAI") describes The Reserve Fund ("Trust") and three of its four money funds: Primary Fund, U.S. Government Fund and U.S. Treasury Fund (each a "Fund", together the "Funds"). The Reserve Fund was originally organized as a Maryland corporation on February 1, 1970 and re-organized on October 28, 1986 as a Massachusetts business trust and is an open-end investment company, commonly known as a money-market mutual fund. At the date of the Prospectus and SAI, there were four separate series (funds) authorized and outstanding: Primary, U.S. Government, U.S. Treasury and Strategist Funds. Additional series (funds) may be added in the future by the Board of Trustees. This Statement is not a Prospectus, but provides detailed information to supplement the Prospectus dated July 31, 1999 and should be read in conjunction with it. A copy of the Prospectus may be obtained without charge by writing or calling the Fund at the above address or telephone number. The Securities and Exchange Commission ("SEC") maintains a web site (http://www.sec.gov) where you can download the SAI, the Prospectus, material incorporated by reference & other information regarding the Funds. This Statement is dated July 31, 1999.

     TABLE OF CONTENTS                                                   PAGE
     -----------------                                                   ----

     Description of Funds...................................................2
     Management of the Trust................................................6
     Investment Management, Distribution and Custodian Agreements...........9
     Information About the Trust...........................................11
     How to Buy and Sell Shares............................................13
     Dividends, Distributions and Taxes....................................18
     Yield Information.....................................................20
     General Information...................................................20

Shares Of The Funds Are Neither Guaranteed Nor Insured By The U.S. Government And There Can Be No Assurance That The Funds Will Be Able To Maintain A Stable Net Asset Value Of $1.00 Per Share.

                            DESCRIPTION OF THE FUNDS

       The investment objective of each Fund is to seek as high a level of current income as is consistent with preservation of capital and liquidity. However, achievement of this objective is not guaranteed. This investment objective may not be changed without the vote of a majority of the outstanding shares of the Fund as defined in the Investment Company Act of 1940 ("1940 Act"). The Funds seek to maintain a stable $1.00 share price.

       Investment in the Funds is not insured or guaranteed by the U.S. government, Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the Funds.

       Money-market funds are subject to federal regulations designed to help maintain liquidity. The regulations set strict standards for credit quality, diversification and maturity (397 days or less for individual securities, 90 days or less for the average portfolio life).

       Investment management companies can be divided into "diversified" and "non-diversified". Under Section 5(b), a diversified company must have 75% of the value of its total assets in cash and cash items (including receivables), U.S. government securities, securities of other investment companies, and other securities. Any management company other than a diversified company is defined as a "non-diversified" company pursuant to Section 5(b)(2). The Reserve Fund is a non-diversified mutual fund. However, each of its separate investment portfolios (Funds) intends to comply with the diversification requirement of Rule 2a-7 under the 1940 Act which places certain limits on a Fund's investments in any one issuer's securities in order to limit investment risk. With few exceptions, under Rule 2a-7, a Fund may invest no more than 5% of its assets in securities of any one issuer, except U.S. government securities.

       Reserve Management Co., Inc. ("RMCI") serves as the Funds' Investment Adviser. Resrv Partners, Inc. ("RESRV"), which is a wholly owned subsidiary of RMCI, is a distributor of the Funds' shares. RESRV is located at 1250 Broadway, New York, NY 10001-3701. GAM Services, Inc. ("GAM"), 135 East 57th Street, New York, NY 10022; and The Kaufmann Fund, Inc. ("Kaufmann"), 140 East 45th Street, New York, NY 10017 are also distributors.

       The following information supplements and should be read in conjunction with the Prospectus.

Supplemental Investment Policies. Each Fund's investment objective and the following investment policies may not be changed without the affirmative vote of a majority of the outstanding shares of a Fund. A majority of the outstanding shares of a Fund means the vote of the lesser of (i) 67% or more of the shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund. A Fund cannot:

(1) borrow money except as a temporary or emergency measure and not in an amount to exceed 5% of the market value of its total assets;
(2) issue senior securities except in compliance with the Investment Company Act of 1940 ("1940 Act");
(3) act as an underwriter with respect to the securities of others to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;
(4) concentrate investments in any particular industry except to the extent that its investments are concentrated exclusively in U.S. government securities and bank obligations or repurchase agreements secured by such obligations;
(5) purchase, sell or otherwise invest in real estate or commodities or commodity contracts;
(6) lend more than 33 1/3% of the value of its total assets except to the extent its investments may be considered loans;
(7) sell any security short or write, sell or purchase any futures contract or put or call option; and
(8)    make investments on a margin basis.

       Notwithstanding the foregoing investment restrictions, each Fund may invest substantially all of its assets in another open-end investment company with substantially the same investment objective as the Fund.

       Although not currently using a "master/feeder" structure, based upon shareholder approval, the Trust may use a "master/feeder" structure. Rather than investing directly in securities, the Fund is a "feeder fund," meaning that it invests in a corresponding "master fund". The master fund, in turn invests in securities using the strategies described in this Prospectus. One potential benefit of this structure is lower costs, because the expenses of the master fund can be shared with any other feeder funds.

Other Policies. The Primary and U.S. Government Funds may, to increase their income, lend their securities to brokers, dealers and institutional investors if the loan is collateralized in accordance with applicable regulatory requirements (the "Guidelines") and if, after any loan, the value of the securities loaned does not exceed 25% of the value of its assets. Under the present Guidelines, the loan collateral must, on each business day, be at least equal to the value of the loaned securities plus accrued interest and must consist of cash or securities of the U.S. government (or its agencies or instrumentalities). The Funds receive an amount equal to the interest on loaned securities and also receive negotiated loan fees. The Funds may also pay reasonable finders, custodian and administrative fees. Loan arrangements made by a Fund will comply with all other applicable regulatory requirements including the rules of the New York Stock Exchange ("NYSE or Exchange"), which require the borrower, after notice, to redeliver the securities within the normal settlement time of three
(3) business days.

       The Primary and U.S. Government Funds may from time to time lend securities on a short-term basis to banks, brokers and dealers (but not individuals) and receive as collateral cash or securities issued by the U.S. government or its agencies or instrumentalities. The collateral will be required to be maintained at all times in an amount equal to at least 100% of the current value of the loaned securities plus accrued interest.

       A Fund will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven (7) days after notice and will not concentrate more than 25% of its total assets in the securities of issuers in a single industry, except that the Primary Fund may invest more than 25% of its assets in domestic banking obligation. In addition, a Fund will not invest more than 5% of its assets in the securities of any single issuer (except U.S. government securities or repos collateralized by U.S. government securities). Each Fund has the authority to borrow money (including reverse repos involving sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price) for extraordinary or emergency purposes but not in an amount exceeding 5% of its total assets.

Risks Of Investing In The Funds. Money-market securities are high-quality, short-term securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money-market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money-market securities have demand or put features which have the effect of shortening the security's maturity. Further, the principal risk factors associated with investment in each Fund are the risk of fluctuations in short-term interest rates, the risk of default among one or more issuers of securities which comprise a Fund's assets; consequently when you sell (redeem) your shares of a Fund, they could be worth more or less than what you paid for them. In addition to the general investment risks of the Funds that are common to and may affect the money-market industry as a whole, there are risks specific to the types of securities held.

U.S. Government Securities. U.S. government securities include a variety of instruments which are issued or guaranteed by the U.S. Treasury, various agencies of the federal government and various instrumentalitites which have been established or sponsored by the U.S. government, and certain interests in the foregoing types of securities such as U.S. Treasury STRIPS. U.S. government securities include direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes, and Treasury bonds). Obligations such as securities issued by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC"), the Federal National Mortgage Association ("FNMA"), the Student Loan Marketing Association ("SLMA") and the Federal Home Loan Bank ("FHLB") are also considered U.S. government securities. Some obligations of agencies and instrumentalities of the U.S. government, such as GNMA, are supported by the full faith and credit of the U.S. government. Other securities, such as obligations issued by FNMA and SLMA, are supported by the right of the issuer to borrow from the U.S. Treasury; and others, such as obligations issued by FHLB and FHLMC, are supported only by the credit of the agency or instrumentality issuing the obligation. In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

       U.S. Treasury STRIPS permit the separate ownership and trading of the interest and principal components of direct obligations of the U.S. Treasury. These obligations may take the form of (i) obligations from which interest coupons have been stripped; (ii) the interest coupons that are stripped; or
(iii) book-entries at a Federal Reserve member bank representing ownership of obligation components.

Bank Obligations. The Primary Fund may invest in bank obligations that include certificates of deposit, bankers' acceptances, letters of credit and time deposits. A certificate of deposit is a negotiable certificate representing a financial institution's obligation to repay funds deposited with it, earning a specified rate of interest over a given period. A bankers' acceptance is a negotiable obligation of a bank to pay a draft which has been drawn on it by a customer. A time deposit is a non-negotiable deposit in a financial institution earning a specified interest rate over a given period of time. A letter of credit is an unconditional guarantee by the issuing bank to pay principal and interest on a note a corporation has issued.

       Domestic banks are subject to extensive but different government regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is dependent largely upon the availability and cost of funds. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry. Domestic commercial banks organized under federal law are supervised and examined by the Controller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the Federal Deposit Insurance Corporation. Domestic banks organized under state law are supervised and examined by state banking authorities but are members of Federal Reserve System only if they elect to join. As a result of federal and state laws and regulations, domestic banks are, among other things, generally required to maintain specified levels of reserves and are subject to other regulations designed to promote financial soundness.

Foreign Banks. The Primary Fund may invest in obligations of foreign banks and foreign branches of U.S. and foreign banks. Investment in these securities involve risks which may include unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls or other governmental restrictions which might affect payment of principal or interest. Furthermore, foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. banks.

Municipal Obligations. The Primary Fund may invest in municipal obligations, the interest on these municipal obligations is not exempt from federal income tax. They may be issued to raise money for various public purposes such as constructing public facilities. Certain types of municipal obligations are issued to obtain funding for privately operated facilities. General obligation bonds and notes are backed by the taxing power of the issuer. Revenue bonds and notes are backed by the revenues of a project or facility such as tolls from a toll road or, in some cases, from the proceeds of a special excise tax, but not by the general taxing power. Industrial development revenue bonds and notes are a specific type of revenue bond or note backed by the credit of a private issuer. Municipal obligations bear fixed, variable or floating rates of interest.

       The Primary Fund will purchase municipal securities which are rated MIG1 or MIG2 by Moody's Investor Services, Inc. ("Moody's"), SP-1 or SP-2 by Standard & Poor's Corporation ("S&P") or the equivalent. Municipal obligations which are not rated may also be purchased provided such securities are determined to be of comparable quality by RMCI to those rated securities in which the Funds may invest, pursuant to guidelines established by their Boards of Trustees.

       Municipal obligations are sometimes offered on a "when-issued" or delayed delivery basis. There is no limit on the Primary Fund's ability to purchase municipal securities on a when-issued basis. At the time a Fund makes the commitment to purchase a municipal obligation on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value ("NAV"). Each Fund will also maintain readily marketable assets at least equal in value to commitments for when-issued securities specifically for the settlement of such commitments. RMCI does not believe that a Fund's NAV or income will be adversely affected by the purchase of municipal obligations on a when-issued basis.

       Municipal securities can be significantly affected by economic and political changes, as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and various utilities, conditions in those sectors and the financial condition of an individual municipal issuer can affect the overall municipal market.

Commercial Paper. The Primary Fund has never purchased commercial paper and has no current interest of doing so. However, it may purchase commercial paper consisting only of short-term, unsecured promissory notes issued to finance short-term credit needs which are direct obligations issued by domestic entities. The other corporate obligations in which the Primary Fund may invest consist of high-quality, short-term bonds and notes (including variable amount master demand notes) issued by domestic corporations, including banks.

Repurchase and Reverse Repurchase Agreements. A repurchase agreement ("repo") transaction occurs when the Fund purchases and simultaneously contracts to resell securities at fixed prices. Each Fund will limit repos to those financial institutions and securities dealers who are deemed credit worthy pursuant to guidelines established by the Funds' Board of Trustees ("Trustees"). Repos are considered by the SEC staff to be loans by the Fund that enters into them. Repos could involve risks in the event of a default of the repo counter-party to the agreement, including possible delays, losses or restrictions upon the Fund's ability to dispose of the underlying securities. In an attempt to reduce the risk of incurring a loss on a repo, RMCI will follow procedures intended to provide that all repos are at least 100% collateralized as to principal and interest. A Fund will make payment for such instruments only upon their physical delivery to, or evidence of their book-entry transfer to, the account of the Fund's Custodian. If the seller defaults on the repurchase obligation, the Fund could incur a loss and may incur costs in disposing of the underlying security. A Fund will not hold more than 10% of its net assets in illiquid securities, including repurchase agreements, providing for settlement in more than seven (7) days after notice.

       The Primary and U.S. Government Funds may sell securities in a reverse repo when it is considered advantageous, such as to cover net redemptions or to avoid a premature outright sale of its portfolio securities. In a typical reverse repo transaction, the seller (Fund) retains the right to receive interest and principal payments on the security, but transfers title to and possession of it to a second party in return for receiving a percentage of its value. By repaying the repo counterparty the value received plus interest, the Fund repurchases the transferred security. It is the Fund's policy that entering into a reverse repo transaction will be for temporary purposes only and, when aggregated with other borrowings, may not exceed 5% of the value of the total assets of the Fund at the time of the transaction.

Transaction Charges And Allocation. As investment securities transactions made by the Fund are normally principal transactions at net prices, the Fund does not normally incur brokerage commissions. Purchases of securities from underwriters involve a commission or concession paid by the issuer to the underwriter and after market transactions with dealers involve a spread between the bid and asked prices. The Fund has not paid any brokerage commissions during the past three fiscal years.

       Subject to the overall supervision of the officers of the Fund and the Trustees, RMCI places all orders for the purchase and sale of the Fund's investment securities. In the purchase and sale of investment securities, RMCI will seek to obtain prompt and reliable execution of orders at the most favorable prices and yields. In determining best price and execution, RMCI may take into account a dealer's operational and financial capabilities, the type of transaction involved, the dealer's general relationship with RMCI, and any statistical, research, or other services provided by the dealer to RMCI. To the extent such non-price factors are taken into account the execution price paid may be increased, but only in reasonable relation to the benefit of such non-price factors to the Fund as determined by RMCI. Brokers or dealers who execute investment securities transactions may also sell shares of the

Fund; however, any such sales will be neither a qualifying nor disqualifying factor in the selection of brokers or dealers.

       When orders to purchase or sell the same security on identical terms are simultaneously placed for the Fund and other investment companies managed by RMCI, the transactions are allocated as to amount in accordance with each order placed for each Fund. However, RMCI may not always be able to purchase or sell the same security on identical terms for all investment companies affected.

                             MANAGEMENT OF THE TRUST

       The Funds' Trustees are responsible for the management and supervision of the Trust. The Trustees approve all significant agreements between the Funds and those companies that furnish services to the Funds.

       Trustees and executive officers of the Funds, together with information as to their principal business occupations during at least the last five years, are shown below:

*++BRUCE R. BENT, 62, President, Treasurer and Trustee, 1250 Broadway, New York, NY 10001-3701.

       Mr. Bent is President, Treasurer, and Trustee of The Reserve Fund ("RF"), Reserve Institutional Trust ("RIT"), Reserve Tax-Exempt Trust ("RTET"), Reserve New York Tax-Exempt Trust ("RNYTET") and Reserve Private Equity Series ("RPES"); Director and President of Reserve Management Company, Inc. ("RMCI") and Reserve Management Corporation ("RMC"); and Chairman and Director of Resrv Partners, Inc. ("RESRV").

       Mr. Bent co-founded The Reserve Funds in 1970 and has been an executive officer since then.

*++BRUCE R. BENT II, 33, Trustee, Senior Vice President and Assistant Secretary, 1250 Broadway, New York, NY 10001-3701.

       Mr. Bent II joined The Reserve Funds in 1992 and is Senior Vice President and Assistant Secretary of RF, RIT, RTET, RNYTET and RPES. Mr. Bent II is also Vice President and Secretary of Reserve Management Company, Inc. ("RMCI") and Reserve Management Corporation ("RMC"); and Secretary and Director of Resrv Partners, Inc. ("RESRV").

+RICHARD BASSUK, 57 Trustee, c/o The Singer & Bassuk Organization, 767 Third Avenue, 28th Floor, New York, NY 10017.

       From 1995 to present Mr. Bassuk has been a founding principal and President of Singer & Bassuk Organization. From 1994 to present, Mr. Bassuk served as Chairman of R.E. Bases Enterprises Corporation. He is currently Trustee of RF, RIT, RTET, RNYTET and RPES.

+EDWIN EHLERT, JR., 66, Trustee, 125 Elm Street, Westfield, NJ 07091.

       Mr. Ehlert is President and Director of Ehlert Travel Associates, Inc. (travel agency) and Ehlert Travel Associates of Florida, Inc. (travel agency), and Trustee of RF, RIT, RTET, RNYTET and RPES.

+HENRI W. EMMET, 72, Trustee, 1535 Presidential Drive, Apt. 4A, Columbus, OH 43212.

       Mr. Emmet retired as the Managing Director of Servus Associates, Inc. in 1994 and U.S.A. Representative of the First National Bank of Southern Africa in 1996. Since 1995, Mr. Emmet has served as a Principal of Global Interaction, which provides consulting services to international banking interests. He is currently Trustee of RF, RIT, RTET, RNYTET and RPES.

+DONALD J. HARRINGTON, C.M., 53, Trustee, St. John's University, Grand Central & Utopia Parkways, Jamaica, NY 11439.

       The Reverend Harrington is currently President of St. John's University, NY, and a Director of the Bear Stearns Companies, Inc. since 1993. He is currently a Trustee of RF, RIT, RTET, RNYTET and RPES.

+DIANA P. HERRMANN, 40, Trustee, 380 Madison Avenue, Suite 2300, New York, NY 10017.

       Ms. Herrmann has been President and COO of Aquila Management Corporation ("Aquila"), sponsors of 14 mutual funds with over $3.2 billion in assets as of June 30, 1999. Ms. Herrmann has been employed with Aquila since 1986. She is currently Trustee of RF, RIT, RTET, RNYTET and RPES.

+WILLIAM J. MONTGORIS, 52, Trustee, 286 Gregory Road, Franklin Lakes, NJ 07417.

       Mr. Montgoris is formerly Chief Operating Officer of the Bear Stearns Companies, Inc. (1979-1999). He is currently Trustee of RF, RIT, RTET, RNYTET and RPES.

+WILLIAM E. VIKLUND, 58, Trustee, 110 Grist Mill Lane, Plandome Manor, NY 11030-1110.

       Mr. Viklund is formerly President and COO of Long Island Bankcorp and President and CEO of Long Island Savings Bank (1980-1996). He is currently Trustee of RF, RIT, RTET, RNYTET and RPES.

*ARTHUR T. BENT III, 31, Vice President and Assistant Secretary, 1250 Broadway, New York, NY 10001-3701.

       Mr. Bent III joined The Reserve Funds in 1997 and is Vice President and Assistant Secretary of RF, RIT, RTET, RNYTET and RPES. Mr. Bent III is also Vice President and Treasurer of Reserve Management Company, Inc. ("RMCI") and Reserve Management Corporation ("RMC"); and Treasurer and Director of Resrv Partners, Inc. ("RESRV"). Before joining Reserve, he was a private investor.

MARYKATHLEEN FOYNES, 29, Counsel and Secretary, 1250 Broadway, New York, NY 10001-3701.

       Ms. Foynes is Counsel and Secretary of RF, RIT, RNYTET, RTET and RPES. Before joining The Reserve Funds in 1998, Ms. Foynes was a staff attorney at PaineWebber, Inc. (1997-1998). Prior to that, Ms. Foynes worked for the U.S. House of Representatives as a District Manager for a Member of Congress (1995-1997).

JAMES M. FREISEN, 41, Controller, 1250 Broadway, New York, NY 10001-3701.

       Mr. Freisen is Controller. Before joining The Reserve Funds in 1999, Mr. Freisen was an Assistant Vice President at Paine Webber, Inc. (1998-1999). Prior to that, he was Assistant Vice President, Bank of New York (1997-1998); Assistant Vice President, Fifth Third Bank (1995-1997); and Vice President, Smith Barney (1991-1995).

------------
+ Messrs. Bassuk, Ehlert, Emmet, Harrington, Montgoris, Viklund and Ms. Herrmann are members of a Review Committee which performs the functions of an Audit Committee and reviews compliance procedures and practices.

++ Interested Trustee within the meaning of the 1940 Act. The members of the Board of Trustees who are not Interested Trustees will be paid a stipend of $3,500 for each joint Board meeting they attend and an annual fee of $16,000 for service to all of the trusts in the complex.

* Mr. Bent is the father of Mr. Bent II and Mr. Bent III.

       Under the Declaration of Trust, the Trustees and officers are entitled to be indemnified by the Trust to the fullest extent permitted by law against all liabilities and expenses reasonably incurred by them in connection with any claim, suit or judgment or other liability of obligation of any kind in which they become involved by virtue of their service as a Trustee or officer of the Trust, except liabilities incurred by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

       As of June 30, 1999, the Trust's records reflect that the Trustees and officers directly or indirectly as a group owned less than 1% of the outstanding shares of the Funds. The Trust does not pay any pension or retirement benefits to its Trustees.

                               COMPENSATION TABLE
                       FOR FISCAL YEAR ENDED MAY 31, 1999

                                                            AGGREGATE
                                                          COMPENSATION                            TOTAL COMPENSATION
                                                           FROM TRUST                        FROM TRUST AND TRUST COMPLEX
  NAME OF TRUSTEE, POSITION                        (excluding Strategist Fund)          (4 ADDITIONAL TRUSTS) PAID TO TRUSTEE
  -------------------------                        ---------------------------          -------------------------------------
  Bruce R. Bent, President and Trustee                      $     0                                     $     0
  Bruce R. Bent II, Vice President and Trustee                    0                                           0
  Richard Bassuk, Trustee                                     2,690                                       3,500
  Edwin Ehlert, Jr., Trustee                                 23,445                                      30,500
  Henri W. Emmet, Trustee                                    23,445                                      30,500
  Rev. Donald J. Harrington, Trustee                         23,445                                      30,500
  Diana P. Herrmann, Trustee                                  2,690                                       3,500
  William J. Montgoris, Trustee                                   0                                           0
  William E. Viklund Trustee                                 17,680                                      23,000

The following executive officers of the Fund had allocated cash remuneration in excess of $60,000 during the last fiscal year ending May 31, 1999 for services rendered to the Fund:

                                                          AGGREGATE          ESTIMATED ANNUAL BENEFITS
  NAME                          CAPACITY                RENUMERATION              UPON RETIREMENT
  ----                          --------                ------------              ---------------
  Bruce R. Bent                 President                 $ 96,087                    $29,739
  Bruce R. Bent II              Vice President             101,705                      1,347
  Arthur T. Bent III            Vice President              82,783                         37

       The Trustees serve indefinite terms (subject to certain removal procedures) and they appoint their own successors, provided that at least a majority of the Trustees have been elected by shareholders. A Trustee may be removed at any meeting of shareholders by a vote of a majority of the Fund's shareholders.

       As of July 9, 1999, the following persons were known by the Fund to own of record or beneficially 5% or more of the outstanding shares of the Fund:

PRIMARY FUND

                                                                 SHARES                      PERCENT
                                                              BENEFICIALLY                 OUTSTANDING
  Name and Address of Beneficial Owner                         OWNED (1)                  SHARES OWNED
  ------------------------------------                         ---------                  ------------
  Mesirow Financial, Inc. -Special Custody A/C                369,069,626                      11.7%
  For the Exclusive Benefit of Customers-
  Primary Omnibus A/C
  350 N. Clark Street
  Chicago, IL  60610

  U.S. GOVERNMENT FUND
                                                                 SHARES                      PERCENT
                                                              BENEFICIALLY                 OUTSTANDING
  Name and Address of Beneficial Owner                         OWNED (1)                  SHARES OWNED
  ------------------------------------                         ---------                  ------------
  Mesirow Financial, Inc. -Special Custody A/C                 82,668,961                      11.0%
  For the Exclusive Benefit of Customers-
  Government Omnibus A/C
  350 N. Clark Street
  Chicago, IL  60610

  U.S. TREASURY FUND
                                                                 SHARES                      PERCENT
                                                              BENEFICIALLY                 OUTSTANDING
  Name and Address of Beneficial Owner                         OWNED (1)                  SHARES OWNED
  ------------------------------------                         ---------                  ------------
  Reserve Management Corp.                                     29,233,892                       8.7%
  Attn: Account No. 50115306
  1250 Broadway
  New York, NY  10001

  Reserve Management Corp.                                     23,805,554                       7.1%
  Attn: Account No. 50317701
  1250 Broadway
  New York, NY  10001

----------
(1) Fractional shares have been omitted.

                       INVESTMENT MANAGEMENT, DISTRIBUTION
                            AND CUSTODIAN AGREEMENTS

Investment Management Agreement. Reserve Management Company, Inc. ("RMCI" or "Adviser"), 1250 Broadway, New York, NY 10001-3701, a registered investment adviser, manages the Funds and provides them with investment advice. As a result of recent shareholders votes, each of the Funds has entered into a new Investment Management Agreement with the Adviser, which is substantially similar to the Investment Management Agreement previously in effect with regard to each Fund, except for a new comprehensive management fee for the Primary and U.S. Government Funds. The U.S. Treasury Fund, since inception, has been subject to a comprehensive management fee structure. The new Investment Management Agreements became effective June 26, 1999. Under the Investment Management Agreement, RMCI manages the Funds' investment in accordance with each Fund's investment objective and policies, subject to overall approval by the Trustees.

       Presently, under the terms of the new Investment Management Agreements with the Funds, the Funds pay RMCI a comprehensive management fee at an annual rate of 0.80% of average daily net assets. RMCI pays all employee and customary operating expenses of the Funds. Excluded from the definition of customary operating expenses are interest, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, and fees of the disinterested Trustees, for which each Fund it pays its direct or allocated share.

       For the fiscal years ended May 31, 1997, 1998 and 1999, RMCI received management fees under the Investment Management Agreements previously in effect. For the fiscal years ended May 31, 1997, 1998 and 1999, RMCI received management fees of $8,976,244, $10,995,380, and $13,863,140, respectively, from the Primary
Fund; $2,858,951, $3,181,655, and $3,530,115, respectively, from the U.S.
Government Fund; and, for the fiscal year ended May 31, 1997, 1996 and 1999 RMCI received a comprehensive management fee of $988,183, $1,329,283 and $2,208,713 respectively, which reflects a waiver of $635,127 from the U.S. Treasury Fund comprehensive management fee.

       From time to time, RMCI may waive receipt of its fees and/or voluntarily assume certain expenses of a Fund that would have the effect of lowering the Fund expense ratio and increasing yield to investors at the time such amounts are assumed or waived, as the case may be. RMCI may also make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

       The Investment Management Agreements for each of the Funds were duly approved by shareholders in 1999, and may be renewed annually if specifically approved by the Trustees and by the vote of a majority of the disinterested Trustees cast in person at a meeting called for the purpose of voting on such renewal. The Agreements terminate automatically upon their assignment and may be terminated without penalty upon sixty (60) days' written notice by a vote of the Trustees or by vote of a majority of outstanding voting shares of a Fund or by RMCI.

Service Agreement. A Service Agreement was in effect for the Primary and U.S. Government Funds until June 25, 1999. Pursuant to the Service Agreement, the Adviser furnished at cost, all personnel required for the maintenance and operation of the Primary and U.S. Government Funds, including administrative, clerical, recordkeeping, bookkeeping, shareholder accounting and servicing, as well as a suitable office space and necessary equipment and supplies used by such personnel in performing these functions. Operating costs for which the Primary and U.S. Government Funds reimburse the Adviser includes salaries and other expenses, rent, depreciation of equipment and facilities. Affiliates of the Adviser may provide some of these services. The Trust also reimbursed the Advisor for: brokerage fees and commissions, interest charges, taxes, the cost of registering for sale, issuing and redeeming the Primary and U.S. Government Funds' shares and of printing and mailing all prospectuses, proxy statements and shareholder reports furnished to current shareholders, overhead costs and expenses, accounting and legal fees and expenses and disinterested Trustees fees with regard to the Primary and U.S. Government Funds. The Adviser agreed to repay the Primary and U.S. Government Funds promptly any amount which a majority of disinterested Trustees reasonably determines in its discretion is in excess of or not properly attributable to the cost of operations or expenses of the Fund. The Service Agreement was non-assignable and continued until terminated by either party on 120 days' notice.

       Pursuant to the Service Agreement, during the fiscal year ended May 31, 1999 the Primary Fund reimbursed RMCI $11,804,372 and the U.S. Government Fund reimbursed RMCI $2,351,952 for expenses. For the fiscal years ended May 31, 1997 and 1998, RMCI was reimbursed $6,616,435 and $7,511,533 by the Primary Fund and $1,778,491 and $2,011,920 by the U.S. Government Fund for expenses, respectively.

Distribution Agreement. The Fund's Distributors are RESRV, GAM, and Kaufmann. The Fund has authorized the Distributors, in connection with their sale of Fund shares, to give only such information and to make only such statements and representations as are contained in the Prospectus. Sales may be made only by the Prospectus. The Distributors are "principal underwriters" for the Funds within the meaning of the Investment Company Act of 1940, and as such act as agent in arranging for the continuous offering of Fund shares. The Distributors have the right to enter into selected dealer agreements with brokers or other persons of their choice for the sale of Fund shares. Parties to selected dealer agreements may receive assistance payments if they qualify for such payments under the Plan of Distribution described below. RESRV's, GAM's, and Kaufmann's principal business is the distribution of mutual fund shares. No Distributor has retained underwriting commissions on the sale of Fund shares during the last four fiscal years. During the fiscal year ended May 31, 1999, no distribution assistance payments were made to RESRV, GAM, and Kaufmann.

       The Distribution Agreements may be renewed annually if specifically approved by the Board of Trustees, and by the vote of a majority of the disinterested Trustees cast in person at a meeting called for the purpose of voting on such approval or by the vote of a majority of the outstanding voting securities of the Fund.

Plan of Distribution. The Fund maintains a Plan of Distribution ("Plan") and related agreements, as amended, under Rule 12b-1 of the Investment Company Act of 1940, which provides that investment companies may pay distribution expenses, directly or indirectly, pursuant to a Plan adopted by the investment company's Board and approved by its shareholders. Under the Plan, each Fund makes assistance payments to brokers, financial institutions and other financial intermediaries ("Firms") for shareholder accounts ("qualified accounts") at an annual rate of 0.20% of the average daily NAV of all Firms' qualified accounts. Such distribution assistance may include, but is not limited to, establishment of shareholder accounts, delivering prospectuses to prospective investors and processing automatic investment in Fund shares of client account balances. Substantially all such monies (together with significant amounts from RMCI's own resources) are paid by RMCI to payees for their distribution assistance or administrative services, with any remaining amounts being used to partially defray other expenses incurred by RMCI in distributing Fund shares. In addition to the amounts required by the Plan, RMCI may, at its discretion, pay additional amounts from its resources. The rate of any additional amounts that may be paid will be based upon RESRV and RMCI's analysis of the contribution that a Firm makes to the Fund by increasing assets under management, and reducing expense ratios and the cost to the Fund if such services were provided directly by the Fund or other authorized persons and RESRV and RMCI will also consider the need to respond to competitive offers of others, which could result in assets being withdrawn from the Fund and an increase in the expense ratio for the Fund. RMCI may elect to retain a portion of the distribution assistance payments to pay for sales materials or other promotional activities. The Trustees have determined that there is a reasonable likelihood the Plan will benefit the Fund and its shareholders.

       Under the Plan, the Fund's Controller or Treasurer reports quarterly the amounts and purposes of assistance payments. During the continuance of the Plan, the selection and nomination of the disinterested Trustees are at the discretion of the disinterested Trustees currently in office.

       During the fiscal year ended May 31, 1999, $5,750,544 was paid under the Plan by the Primary Fund; $1,300,163 was paid under the Plan by the U.S. Government Fund; and, $552,300 was paid under the Plan by the U.S. Treasury Fund. Any such payments are intended to benefit the Fund by maintaining or increasing net assets to permit economies of scale in providing services to shareholders and to contribute to the stability of such shareholder services. During the fiscal year ended May 31, 1999, substantially all payments made by the Fund were to brokers or other financial institutions and intermediaries for share balances in the Fund.

       The Plan and related agreements were duly approved by shareholders and may be terminated at any time by a vote of the majority of the outstanding voting securities of each Fund, or by vote of the disinterested Trustees. The Plan and related agreements may be renewed from year to year, if approved by the vote of a majority of the disinterested Trustees cast in person at a meeting called for the purpose of voting on such renewal. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plan must be approved by a vote of the Board of Trustees and of the disinterested Trustees, cast in person at a meeting called for the purpose of such vote.

Transfer Agent and Dividend-Paying Agent. The Reserve Fund acts as its own transfer agent and dividend-paying agent.

Custodian, Independent Accountant and Counsel. The Chase Manhattan Bank, 4 New York Plaza, New York, NY 10004 is Custodian of the Funds' securities and cash pursuant to a Custodian Agreement. The Bank of New York, 1 Wall Street, New York, NY 10286 and Custodial Trust Company, 101 Carnegie Center, Princeton, NJ 08540 are Custodians for the Funds for limited purposes in connection with certain repurchase agreements. The Custodian has no part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, NY 10036 is the Funds' independent accountant. Dechert, Price & Rhoads, 1775 Eye Street NW, Washington, DC 20006, is the Funds' outside counsel and has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to the Funds' Prospectus.

                           INFORMATION ABOUT THE TRUST

       The Reserve Funds' Declaration of Trust permits the Trust to issue an unlimited number of full and fractional shares of beneficial interest that may be issued in any number of series (funds) and/or classes. Shares issued will be fully paid and non-assessable and will have no preemptive rights. The shareholders of each Fund are entitled to a full vote for each full share held (and fractional votes for fractional shares) and have equal rights to earnings, dividends, redemptions and in the net assets of their Fund upon liquidation. The Trustees do not intend to hold annual meetings but will call such special meetings of shareholders as may be required under the 1940 Act (e.g., to approve a new Investment Advisory Agreement or change the fundamental investment policies) or by the Declaration of Trust.

       Further, the Trust is allowed to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Fund. If they deem it advisable and in the best interests of shareholders, the Trustees may classify or reclassify any unissued shares of the Fund by setting or changing the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms and conditions of redemption of the stock. Any changes would be required to comply with all applicable state and federal securities laws. These currently require that each class be preferred over all other classes in respect to assets specifically allocated to such class. It is anticipated that, under most circumstances, the rights of any additional classes would be comparable, unless otherwise required, to respond to the particular situation. Upon liquidation of any Fund, shareholders are entitled to share, pro rata, in the net assets of their respective Funds available for distribution to such shareholders. It is possible, although considered highly unlikely in view of the method of operation of mutual funds, that should the assets of one class of shares be insufficient to satisfy its liabilities, the assets of another class could be subject to claims arising from the operations of the first class of shares. No changes can be made to the Fund's issued shares without shareholder approval.

       Each Fund share, when issued, is fully paid, non-assessable and fully transferable or redeemable at the shareholder's option. Each share has an equal interest in the net assets of the respective Funds, equal rights to all dividends and other distributions, and one vote for all purposes. Shares of all classes vote together for the election of Trustees and have non-cumulative voting rights, meaning that the holders of more than 50% of the shares voting for the election of Trustees could elect all Trustees if they so choose, and in such event the holders of the remaining shares could not elect any person to the Board of Trustees. The Funds intend to conduct their operations in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Funds.

       To date, the Board has authorized the creation of four series (funds):
Primary, U.S. Government, U.S. Treasury and Strategist Funds. All consideration received by the Trust for shares of one of the Fund and all assets in which such consideration is invested will belong to that Fund (subject only to rights of creditors of the Fund) and will be subject to the liabilities related thereto. The income attributable to, and the expenses of, one series are treated separately from those of the other series. The Trust has the ability to create, from time to time, new series without shareholder approval.

       Under Massachusetts law, the shareholders and trustees of a business trust can be personally liable for the Funds' obligations unless, as in this instance, the Declaration of Trust provides, in substance, that no shareholder or trustee shall be personally liable for the Funds, and each investment portfolio's, obligations to third parties, and requires that every written contract made by a Fund contain a provision to that effect. The Declaration of Trust also requires the Fund to indemnify its shareholders and Trustees against such liabilities and any related claims or expenses.

       The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

       SEC regulations provide that if a class is separately affected by a matter requiring shareholder vote (election of Trustees, ratification of independent auditor selection, and approval of an underwriting agreement are not considered to have such separate effect and may be voted upon by the shareholders of the Fund as a whole), each class will vote separately on such matters as approval of the Investment Management Agreement, material amendments to the Plan of Distribution, and changes in the fundamental policies of the Fund. These items require approval by a majority of the affected shareholders. For this purpose a "majority" is constituted by either 50 percent of all shares voting as a group or 67 percent of the shares voted as a group at an annual meeting of shareholders at which at least 50 percent of the shares of each group are represented.

                           HOW TO BUY AND SELL SHARES

Purchases - General. Shares of each Fund are sold without a sales charge. You may be charged a fee if you effect transactions in shares of a Fund through a securities dealer, bank or other financial institution. The Fund reserves the right to reject any purchase order.

       The minimum initial investment in each Fund is $1,000, unless you are a client of a securities dealer, bank or other financial institution, which maintains an omnibus account in the Fund, or if you are an IRA customer. There is no minimum subsequent investment. The initial investment must be accompanied by an Account Application or equivalent information. Checks drawn on foreign banks are normally not accepted by the Fund. In addition, the Fund does not accept cash investments or travellers or third party checks. The Fund reserves the right to reject any investment in the Fund for any reason and may, at any time, suspend all new investment in the Fund. Shares also may be purchased through Reserve Automatic Asset Builder (see below). In addition, the Funds reserve the right to change the minimum investment amount at any time.

       Each Fund's shares are sold on a continuous basis at the NAV per share. Checks and wires which do not correctly identify the account to be credited may be returned or delay the purchase of shares. Only federal funds wires and checks drawn on the Fund's bank are eligible for entry as of the business day received. For federal funds wires to be eligible for same-day order entry, the Funds must be notified before 2:00 PM (Eastern time) (11:00 AM for the U.S. Treasury Fund) of the amount to be transmitted and the account to be credited. Payment by check not immediately convertible into federal funds will be entered as of the business day when covering federal Funds are received or bank checks are converted into federal funds. This usually occurs within two (2) business days, but may take longer. Checks delivered to the Fund's offices after 2:00 PM (Eastern time) (11:00 AM for the U.S. Treasury Fund) will be considered received the next business day. Investors will be charged a fee for any check that does not clear. The Fund will only give credit for investments in the Fund on the day they become available in federal funds. A Federal Reserve wire system transfer ("Fed wire") is the only type of wire transfer that is reliably available in federal funds on the day sent. For a Fed wire to receive same day credit, the Fund must be notified before 2:00 PM (Eastern time) (11:00 AM Eastern time for the U.S. Treasury Fund) of the amount to be transmitted and the account to be credited. Checks and other items submitted to the Fund for investment are only accepted when submitted in proper form (i.e. receipt of all necessary information, signatures and documentation), denominated in U.S. dollars, and are credited to shareholder accounts only upon their conversion into federal funds, which normally takes one or two business days following receipt. Checks delivered to the Fund after 2:00 PM (Eastern time) (11:00 AM Eastern time for the U.S. Treasury Fund) are considered received on the following business day.

       If shares of the Fund are purchased by check or Reserve Automatic Transfer, the Fund may delay transmittal of redemption proceeds until such time as it has assured itself that good payment has been collected for the purchase of such shares, which may be up to 10 calendar days from date of purchase.

Share Price: NAV. The valuation of a Fund's portfolio securities is based upon their amortized cost, which does not take into account unrealized gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, there may be some periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

       The Fund's Board has established, as a particular responsibility within the overall duty of care owed to the Fund's investors, procedures reasonably designed to stabilize the Fund's price per share as computed for the purpose of purchases and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board, at such intervals as it may deem appropriate, to determine whether the Fund's NAV calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. In such review, investments for which market quotations are readily available will be valued at the most recent comparable maturity, quality and type, as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets will be valued at fair value as determined in good faith by the Board.

       The extent of any deviation between the Fund's NAV based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Fund's Board. If such deviation exceeds 1/4 of 1%, the Board will consider promptly what action, if any, will be initiated (The Reserve Fund is required by the SEC to contact the Board if the deviation is 1/2 of 1%). In the event the Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it has agreed to take such corrective action as it regards as necessary and appropriate, including: selling Fund instruments prior to maturity to realize capital gains or losses or to shorten average Fund maturity; withholding dividends or paying distributions from capital gains; redeeming shares in kind; or establishing a NAV per share by using available market quotations. Shares are offered at their NAV, which is calculated at the close of each business day as defined in the Prospectus. The NAV is not calculated on days the Exchange is closed for trading and on certain regional banking holidays. The holidays (as observed) on which the Exchange and The Reserve Fund are closed currently are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. In addition, The Reserve Fund is closed on Columbus Day and Veterans Day. The NAV of each Fund is normally maintained at $1.00 per share. No Fund can guarantee that its NAV will always remain at $1.00 per share although the Funds have managed to do so since inception.

       The NAV per share of each Fund is computed by dividing the value of the net assets of each Fund (i.e., the value of its assets less liabilities) by the total number of shares of such Fund outstanding. The Board of Trustees have determined the most practical method currently available for valuing investment securities is the amortized cost method. This procedure values a money-market fund's portfolio securities, which does not take into account unrealized gains and losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. This method of valuation is designed to permit a fund to be able to maintain a stable NAV.

       In order to maintain a $1.00 share price, the Fund will utilize the following practices: maintain a dollar-weighted average portfolio maturity of 90 days or less; purchase only instruments having remaining maturities of 397 days or less; and invest only in securities determined by the Board of Trustees to be of high quality with minimal credit risk. To assess whether repurchase agreement transactions present more than minimal credit risk, the Trustees have established guidelines and monitor the creditworthiness of all entities, including banks and broker-dealers, with whom the Fund proposes to enter into repurchase agreements. In addition, such procedures are reasonably designed, taking into account current market conditions and the investment objective of the Fund, to attempt to maintain the Fund's NAV as computed for the purpose of sales and redemptions at $1.00 per share.

Share Certificates. Share certificates are not issued by the Funds.

Reserve Automatic Asset-Builder Plan. If you have an account, you may purchase shares of a Fund ($25 suggested minimum) from a checking, NOW, or bank money-market deposit account; from a U.S. government distribution ($25 suggested minimum) such as a social security, federal salary, or certain veterans' benefits, or other payment from the federal government. You may also make arrangements for the direct deposit of your payroll into your Fund account. Please call the Funds at 800-637-1700 for an application.

Redemptions -- General. Redemption payments will normally be made by check or wire transfer but the Fund is authorized to make payment of redemptions partly or wholly in kind (that is, by delivery of investment securities valued at the same time as the redemption NAV is determined). The Fund has elected to permit any shareholder of record to make redemptions wholly in cash to the extent the shareholder's redemptions in any 90-day period do not exceed the lesser of $250,000 or 1% of the net assets of the respective Fund. The election is irrevocable pursuant to rules and regulations under the 1940 Act unless withdrawal is permitted by order of the SEC. Redemptions in kind are further limited by the Fund's practice of holding instruments typically with a minimum value of $1,000,000 and its intention to redeem in kind only when necessary to reduce a disparity between amortized cost and market value. In disposing of such securities, an investor might incur transaction costs and on the date of disposition might receive an amount less than the NAV of the redemption.

Written and telephone requests. Redemption instructions and options should be specified when your account is opened. Subsequent elections and changes in instructions must be in writing with the signature(s) guaranteed. Changes in registration or authorized signatories may require additional documentation. One way to redeem shares is to write a letter of instruction which states: the name(s) and signature(s) of all accountholders (signature(s) guaranteed, if necessary), account number, Fund name, the dollar amount you want to sell, and how and where to send the proceeds. If you are redeeming your IRA, please note the applicable withholding requirements.

       To reduce the risk of loss, certain situations require written instructions along with signature guarantees. These include:

       (1) redemptions for more than $5,000; or
       (2) redemptions on accounts whose address has been changed within the past 30 days; or
       (3) redemption requests to be sent to someone other than the account owner or the address of record for the past 30 days.

       You may redeem by calling the Funds at 800-637-1700. Unless you decline telephone privileges on your application and the Funds fail to take reasonable measures to verify the request, the Funds will not be liable for any unauthorized telephone redemption, or for any loss, cost or expense for acting upon an investor's telephone instructions. Telephone redemptions may be sent to the bank or brokerage account designated by the shareholder on the application or in a letter with signature guarantee. To change the designated brokerage or bank account it is necessary to contact the Firm through which shares of the Fund were purchased or, if purchased directly from the Funds, it is necessary to send a written request to the Funds with signature(s) guaranteed. The Fund reserves the right to refuse a telephone redemption if it believes it is advisable to do so.

       Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/dealers, national securities exchanges or clearing agencies deemed eligible by the SEC. Guarantees must be signed by an authorized signatory of the guarantor and "Signature Guaranteed" must appear with the signature. Notaries public cannot provide signature guarantees. The Funds may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature guarantees, please call 800-637-1700.

Reserve Cash Performance Account. The Reserve Cash Performance Account ("CPA") and the Reserve Cash Performance Account Plus ("CPA Plus") provide a comprehensive package of additional services to investors. These packages provide a check arrangement where checks are issued to Reserve shareholders. By completing the application or a signature card (for existing accounts) and certain other documentation, you can write checks in any amount against your account. Redemptions by check lengthen the time your money earns dividends, since redemptions are not made until the check is processed by the Fund. Because of this, you cannot write a check to completely liquidate your account, nor may a check be presented for certification or immediate payment. Your checks will be returned (bounced) and a fee charged if they are postdated, contain an irregularity in the signature, amount or otherwise, or are written against accounts with insufficient or uncollected funds. All transactions activity, including check redemptions, will be reported on your account statement. Checking may not be available to clients of some Firms.

       A VISA Check Card (a debit card) is also available with these packages. The VISA card functions exactly as does a conventional VISA credit card except that the cardholder's Reserve account is automatically charged for all purchases and cash advances, thus eliminating the usual monthly finance charges. You may also use your VISA card to get cash at ATMs. Investors receive a 1% cash rebate on all VISA purchases which is credited to their Reserve account. As with the checking facility, VISA charges are paid by liquidating shares in your Reserve account, but any charges that exceed the balance will be rejected. VISA card issuance is subject to credit approval. Reserve, VISA or the bank may reject any application for checks or cards and may terminate an account at any time. Conditions for obtaining a VISA Check Card may be altered or waived by the Funds either generally or in specific instances. The checks and VISA cards are intended to provide investors with easy access to their account balances.

       VISA cardholders may be liable for the unauthorized use of their card up to the amount set by governing Federal regulations, currently $50 if the Fund or the bank is not notified of the theft or loss within two (2) business days. Participants should refer to the VISA Account Shareholder Agreement for complete information regarding responsibilities and liabilities with respect to the VISA Check Card. If a card is lost or stolen, the cardholder should report the loss immediately by telephoning the issuing bank, currently BankOne at 614-248-4242 or 800-996-4324, which can be reached 24 hours a day, seven (7) days a week or the Funds at 800-631-7784 or 212-401-5500 during normal business hours (Monday through Friday, 9:00 A.M. to 5:00 P.M., Eastern time).

       For the different attributes associated with CPA and CPA Plus packages, please call The Reserve Funds at 800- 637-1700. The Funds will charge a nonrefundable annual CPA Plus service fee (currently $60 which may be charged to the account at the rate of $5 monthly). CPA and CPA Plus participants will be charged for specific costs incurred in placing stop payment orders, obtaining check copies and in processing returned checks. These charges may be changed at any time upon 30 days' notice to participants. Upon proper notice, the Funds may choose to impose a fee if it deems a shareholder's actions to be burdensome. In addition, Firms in this program may charge their own additional service fees and may establish their own minimum check amount.

       The use of checks and VISA cards by participants will be subject to the terms of your Reserve CPA Application and VISA Account Shareholder Agreement.

Touch Tone Bill Payment Service. In the near future, the Funds will offer its shareholders touch-tone bill payment which gives you the flexibility of paying bills over the telephone on an automatic or variable basis. Terms, conditions and restrictions will be outlined in the User's Guide and Application.

Stop Payments. The Funds will honor stop payment requests on unpaid shareholder checks provided they are advised of the correct check number, payee, check amount and date. Stop payment requests received by the Funds by 2:00 PM (Eastern time) will be effective the next business day. Oral stop payment requests are effective for fourteen (14) calendar days, at which time they will be cancelled unless confirmed in writing. Written stop payment requests will remain in effect for one year. A fee will be charged for this service.

Automatic Withdrawal Plans. If you have an account with a balance of at least $5,000, you may elect in writing to participate in either of the following: (i) an Income Distribution Plan providing for monthly, quarterly or annual payments by redemption of shares from reinvested dividends or distributions paid to your account during the preceding period; or (ii) a Fixed Amount Withdrawal Plan providing for the automatic redemption of a sufficient number of shares of your account to make a specified monthly, quarterly or annual payment of a fixed amount. Changes to instructions must be in writing with signature(s) guaranteed. In order for such payments to continue under the Plan, there must be a minimum of $25 available from reinvested dividends or distributions. Payments can be made to you or your designee. An application for the Automatic Withdrawal Plans can be obtained from the Funds. The amount, frequency and recipient of the payments may be changed by giving proper written notice to the Funds. The Funds may impose a charge, modify or terminate any Automatic Withdrawal Plan at any time after the participant has been notified. This privilege may not be available to clients of some Firms or may be available subject to conditions or limitations.

Automatic Transfer Plans (ACH). You may redeem shares of a Fund (minimum $100) without charge by telephone if you have filed a separate Reserve Automatic Transfer application with the Fund. The proceeds will be transferred between your Fund account and the checking, NOW or bank money-market deposit account (must be an Automated Clearing House member bank) designated in your application. Redemption proceeds will be on deposit in your account at the Automated Clearing House member bank ordinarily two (2) business days after receipt of the request. The Funds may impose a charge, modify or terminate this privilege at any time after the participant has been duly notified. This privilege may not be available to clients of some Firms or may be available subject to conditions or limitations.

Exchange Privilege. A shareholder may exchange shares at NAV with all Reserve money-market funds and the Reserve Private Equity Series. A shareholder may also exchange shares for shares of the GAM Funds, Inc. and The Kaufmann Fund, Inc. and their respective portfolios. This exchange privilege may not be available to clients of certain firms. A sales load will be charged on such an exchange unless a waiver of the sales load applies. A shareholder may qualify for waiver of the sales load if the shares of the Fund which are being exchanged were acquired: (a) by a previous exchange for shares purchased with a sales load, or (b) through reinvestment of dividends or distributions paid with respect to the foregoing category of shares. Shares to be acquired in an exchange must be registered for sale in the investor's state. The Fund reserves the right to record all exchange requests.

       The exchange privilege is not available for shares which have been held for less than fifteen (15) days. Exchanges by telephone are an automatic privilege unless the shareholder notifies the Fund on the Account Application that this authorization has been withheld. Unless authorization is withheld, the Fund will honor requests by any person by telephone at 800-637-1700, that the Fund deems to be valid. The Funds and their affiliates may be liable for any losses caused by their failure to employ reasonable procedures to avoid unauthorized or fraudulent instructions. To reduce such risk, the registration of the account into which shares are to be exchanged must be identical to the registration of the originating account and all telephone exchange requests will be recorded. The Fund may also require the use of a password or other form of personal identification. In addition, each Fund will provide written confirmation of exchange transactions. During periods of volatile economic and market conditions, a shareholder may have difficulty making an exchange request by telephone, in which case an exchange request would have to be made in writing.

       Exchanges of shares of one fund for another is a taxable event and may result in a gain or loss for federal income tax purposes. The exchange privilege described under this heading may not be available to clients of some Firms and some Firms may impose conditions on their clients that are different from those described in this Prospectus or SAI.

       The exchange privilege may be modified or terminated at any time, or from time to time, upon 60 days' notice to shareholders if such notice is required by the 1940 Act. The notice period may be shorter if applicable law permits. The Trust reserves the right to reject telephone or written requests submitted in bulk on behalf of ten (10) or more accounts. A pattern of frequent exchanges may be deemed by the Adviser to be abusive and contrary to the best interests of the Fund's other shareholders and, at the Adviser's discretion, may be limited by the Fund's refusal to accept additional purchases and/or exchanges from the investor and/or the imposition of fees. The Funds do not have any specific definition of what constitutes a pattern of frequent exchanges. Any such restriction will be made on a prospective basis, upon notice to the shareholder not later than ten (10) days following such shareholder's most recent exchange. Telephone and written exchange requests must be received by the Funds by 4:00 PM (Eastern time) on a regular business day to take effect that day. Exchange requests received after 4:00 PM (Eastern time) will be effected at the next calculated NAV. Additional information regarding the GAM Funds, Inc. is available from GAM at 800-426-4685. Additional information regarding The Kaufmann Fund, Inc. is available from Kaufmann at 800-261-0555.

Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed for more than seven (7) days only (a) when the Exchange is closed (other than for customary closings), (b) when, as determined by the SEC, trading on the Exchange is restricted or an emergency exists making it not reasonably practicable to dispose of securities owned by a Fund or for it to determine fairly the value of its net assets, or (c) for such periods as the SEC may permit. If shares of a Fund are purchased by check or Reserve Automatic Transfer, the Fund may delay transmittal of redemption proceeds until such time as it has assured itself that good payment has been collected for the purchase of such shares, which may generally take up to ten (10) business days. Shareholder checks written against funds, which are not yet considered collected, will be returned and a fee charged against the account. When a purchase is made by wire and subsequently redeemed, the proceeds from such redemptions normally will not be transmitted until two (2) business days after the purchase.

Shareholder Service Policies. The Fund's policies concerning the shareholder services are subject to change from time to time. The Fund reserves the right to change the minimum account size subject to the $5 monthly service charge or involuntary redemption. The Fund further reserves the right to impose special service charges for services provided to individual shareholders generally including, but not limited to, fees for returned checks, stop payment orders on official checks and shareholder checks, and special research services. The Fund's standard service charges as described in the Prospectus are also subject to adjustment from time to time. In addition, the Fund reserves the right to increase its minimum initial investment amount at any time.

       If shares purchased are to be paid for by wire and the wire is not received by the fund or if shares are purchased by check, which, after deposit, is returned unpaid or proves uncollectible, the purchase may be canceled or redeemed immediately. The investor who gave notice of the intended wire or submitted the check will be held fully responsible for any losses incurred by the fund, the investment adviser or the distributor. The fund may redeem shares from any account registered in that purchaser's name and apply the proceeds therefrom to the payment of any amounts due the fund, the investment adviser or the distributor.

Purchases and Redemptions through Others. Share purchases and redemptions may also be made through brokers and financial institutions ("Firms"), which may involve such Firms' own redemption minimums, services fees, and other redemption requirements. Firms may provide varying arrangements for their clients with respect to the purchase and redemption of Fund shares and may arrange with their clients for other investment or administrative services. Firms are responsible for the prompt transmission of purchase and redemption orders. Some Firms which utilize a centralized purchase method for shares may have an earlier cut-off for purchase orders than stated above and may establish higher minimum investment requirements than set forth above. Some Firms may independently establish and charge additional fees for their services, which would reduce their clients' yield or return. Firms may also hold shares in nominee or street name on behalf of their clients. In such instances, the Fund's transfer agents will have no information about their accounts, which will be available only from their Firm. Some of these firms participate in the Fund's Plan of Distribution ("Plan"). Under the Plan, Firms may receive compensation for recordkeeping and other services and assistance in distributing Fund shares. In addition, certain privileges with respect to the purchase and redemption of shares (such as check writing redemptions) or the reinvestment of dividends may not be available through such Firms or may only be available subject to certain conditions or limitations. Some Firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, changes of registration and dividend-payees and may perform functions such as generation of confirmations and periodic statements and disbursement of cash dividends. The Prospectus should be read in connection with such Firm's material regarding its fees and services.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

       Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"), so long as such qualification is in the best interests of shareholders. Such qualification relieves the Fund of any liability for federal income tax to the extent its earnings are distributed in accordance with applicable provisions of the Code. If the Fund did not qualify as a regulated investment company, it would be treated for tax purposes as an ordinary corporation subject to federal income tax.

       Each Fund ordinarily declares dividends from its net investment income on each day the Exchange and The Reserve Fund is open for business. Each Fund's earnings for Saturdays, Sundays and holidays are declared as dividends on the preceding business day. Dividends paid out of a Fund's investment company taxable income will be taxable to a U.S. shareholder as ordinary income. Because no portion of a Fund's income is expected to consist of dividends paid by U.S. corporations, no portion of the dividends paid by the Funds is expected to be eligible for the corporate dividends-received deduction. Distributions of net capital gains, if any, designated as capital gain dividends are taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held the Fund's shares, and are not eligible for the dividends-received deduction. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the NAV of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the NAV of those shares.

       If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to a Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such dividends or distributions and all future dividends and distributions payable to you in additional Fund shares at NAV. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

       Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain or loss. However, all or a portion of any gain realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income under Section 1276 of the Code. The U.S. Treasury Fund intends to invest only in the U.S. government securities that provide interest income exempt in most states from state and local personal income taxes, but may invest up to 5 percent of its assets in repurchase agreements pending the investment of un- invested cash. Distributions attributable to net capital gains, if any, are generally subject to state and local taxes. It is possible that a state or local tax authority may in the future seek to tax an investor on a portion of the interest income of an obligation held by the U.S. Treasury Fund. Investments by a Fund in zero coupons generally will result in income to the Fund equal to a portion of the excess of the face value of the securities over their issue price (the "original issue discount") each year that the securities are held, even though the Fund receives no cash interest payments.

       Gain derived by a Fund from the disposition of any market discount bonds (i.e., bonds purchased other than at original issue, where the face value of the bonds exceeds their purchase price) held by the Fund generally will be taxed as ordinary income to the extent of the accrued market discount on the bonds, unless the Fund elects to include the market discount in income as it accrues.

       Gains or losses attributable to fluctuations in exchange rates which occur between the time the Primary Fund accrues receivables or liabilities denominated in a foreign currency, and the time the Primary Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the Primary Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

       Income received by the Primary Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

       Upon the sale or other disposition of shares of the Fund, in the event that the Fund fails to maintain a constant NAV per share, a shareholder may realize a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares. Furthermore, a loss realized by a shareholder on the redemption, sale or exchange of shares of the Fund with respect to which exempt-interest dividends have been paid will, to the extent of such exempt-interest dividends, be disallowed if such shares have been held by the shareholder for less than six months.

       The Funds are required by federal law to withhold 31% of dividends and other distributions that are subject to federal income tax if (i) a correct and certified Taxpayer Identification Number ("TIN") is not provided for your account, (ii) you fail to certify that you have not been notified by the IRS that you underreported taxable interest or dividend payments, or (iii) a Fund is notified by the IRS (or a broker) that the TIN provided is incorrect or you are otherwise subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Amounts withheld and forwarded to the IRS can be credited as a payment of tax when completing your federal income tax return. For individual shareholders, the TIN is the social security number.

       The tax consequences to a foreign shareholder of an investment in a Fund may be different from those described herein.

       Investors are advised to consult their own tax advisor(s) with respect to the particular tax consequences to them of an investment in a Fund.

                                YIELD INFORMATION

       For the seven-day period ended May 31, 1999, the Primary Fund's yield was 3.92% and its effective yield was 4.00%. For the seven-day period ended May 31, 1999, the U.S. Government Fund's yield was 3.89% and its effective yield was 3.97%. For the seven-day period ended May 31, 1999, the U.S. Treasury Fund's yield was 3.73% and its effective yield was 3.80%.

       Yield is computed in accordance with a standardized method which involves determining the net change in the value of a hypothetical pre-existing Fund account having a balance of one share at the beginning of a seven calendar day period for which the yield is to be quoted, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares and fees that may be charged to shareholder accounts, in proportion to the length of the base period and the Fund's average account size, but does not include realized gains and losses or unrealized appreciation and depreciation. Effective yield is computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

       Yields will fluctuate and are not necessarily representative of future results. You should remember that yield is a function of the type and quality of the instruments in the portfolio, portfolio maturity and operating expenses. Your principal in the Fund is not guaranteed. See above "Share Price: NAV" for a discussion of the manner in which the Fund's price per share is determined.

       Yield information is useful in reviewing each Fund's performance relative to other funds that hold investments of similar quality. Because yields will fluctuate, yield information may not provide a basis for comparison with bank and thrift certificates of deposit which normally pay a fixed rate for a fixed term and are subject to a penalty for withdrawals prior to maturity which will reduce their return.

       Comparative performance information may be used from time to time in advertising or marketing the Fund's shares, including data various industry publications. From time to time, the Funds in its advertising and sales literature may refer to the growth of assets managed or administered by RMCI over certain time periods.

                               GENERAL INFORMATION

Joint Ownership. When an account is registered in the name of one person or another, for example a husband or wife, either person is entitled to redeem shares in the account. The Funds assume no responsibility to either owner for actions taken by the other with respect to an account so registered. The Application provides that persons who register their account indemnify and hold the Funds harmless for actions taken by either party.

Use of Joint Prospectus and Statement of Additional Information. Although each Fund is offering only its own shares, it is possible that a Fund might become liable for any misstatement in the Prospectus and SAI about the other Funds. However, each Fund has acknowledged that it, and not any of the other Funds, is liable for any material misstatement or omission about it in the Prospectus or SAI.

Reports and Statements. Shareholders receive an Annual Report containing audited financial statements and an unaudited Semi-Annual Report. An account statement is sent to each shareholder at least quarterly. Shareholders who are clients of some Firms will receive an account statement combining transactions in Fund shares with account statements covering other brokerage or mutual fund accounts. Shareholders have a duty to examine their account statement(s) and report any discrepancies to The Reserve Funds immediately. Failure to do so could result in the shareholder suffering a loss. Further, shareholders are advised to retain account statements.

Reserve Easy Access. Easy Access is The Reserve Funds' 24-hour toll-free telephone service that lets customers use a touch-tone phone for a variety of options including yields, account balances, check reorders, touch tone bill payment and other options. To use it, call 800-637-1700 and follow the instructions. Clients may also access full account activity for the previous six months on the Internet at www.reservefunds.com.

Inquiries. Shareholders should direct their inquiries to the firm from which they received this Prospectus or to The Reserve Funds, 1250 Broadway, New York, NY 10001-3701 or 800-637-1700.

                                     RATINGS

The following are the rating designations of short-term instruments and their respective meanings.

STANDARD & POOR'S CORPORATION. A-1: This designation is the highest category of S&P and indicates that the degree of safety regarding timely payment is strong. Those short-term obligations that are extremely strong characteristics will be denoted with a plus (+).

MOODY'S INVESTORS SERVICE, INC. Prime-1 (P-1): Issuers rated P-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternative liquidity.

There are three categories for short-term obligations that define an investment grade situation designated Moody's Investment Grade as MIG1 (best) through MIG3. MIG1 denotes best quality, i.e., there is a strong protection by established cash flows, superior liquidity support or demonstrated broad-based market access for re-financing. MIG2 denotes high quality, the margins of protection are ample but not as large as MIG1.

DUFF & PHELPS CREDIT RATING CO. Duff-1: Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor. Those issues determined to have the highest certainty of timely payment and whose safety is just below risk-free U.S. Treasury short-term obligations will be denoted with a plus (+) sign designation. Those issues determined to have a high certainty of timely payment and whose risk factors are very small will be denoted with a minus (-) sign designation.

FITCH IBCA. F1: This designation indicates the strongest credit quality. Issues assigned this rating reflect an assurance of timely payment. Those obligations with an exceptionally strong credit quality will be denoted with a plus (+) sign. Issues assigned the rating of F1+ are regarded as having the strongest degree assurance for timely payment.

                              FINANCIAL STATEMENTS

       Financial Statements (audited) for The Reserve Fund - Primary, U.S. Government and U.S. Treasury Funds for the fiscal year ended May 31, 1999, including notes thereto, are incorporated by reference in the SAI from the Trust's Annual Report to Shareholders dated May 31, 1999 filed with the SEC on July 30, 1999.

[AMERICAN EXPRESS LOGO]


                          Strategist Money-Market Fund



                                   Prospectus
                                  July 31, 1999




     The Strategist Money-Market Fund (the "Strategist Fund")," is a no-load money-market fund.






  For investors seeking as high a level of current income as is consistent with preservation of capital and liquidity.








                                 ---------------

  These Securities Have Not Been Approved Or Disapproved By The Securities and Exchange Commission Nor Has The Commission Passed Upon The Accuracy Or Adequacy
 Of This Prospectus. Any Representation To The Contrary Is A Criminal Offense.

                                 ---------------

                                TABLE OF CONTENTS
                                                        Page
                                                        ----
                  Investment Objective & Principal
                     Strategies.......................     2
                  Performance History.................     3
                  Fees & Expenses of the Fund.........     4
                  Management..........................     5
                  How to Buy Shares...................     5
                  Selling Fund Shares.................     6
                  Tax Consequences....................     7
                  General Information.................     8
                  Financial Highlights................     9


                   INVESTMENT OBJECTIVE & PRINCIPAL STRATEGIES

       The investment objective of the Fund is to seek as high a level of current income as is consistent with preservation of capital and liquidity. However, achievement of this objective cannot be assured.

       The Fund is designed for institutions and individuals as a convenient alternative to the direct investment of temporary cash balances in short-term money-market accounts or instruments. The Fund seeks to employ idle cash at yields competitive with yields of other comparable short-term investments, and is designed to reduce or eliminate for the investor the mechanical problems of direct investment in money-market instruments such as scheduling maturities, evaluating the credit of issuers, investing in round lots, safeguarding receipt and delivery of securities and reinvesting.

       The Fund seeks to maintain a stable $1.00 share price. The portfolio managers monitor a range of economic and financial factors. Based on their analysis, the Fund is invested in a mix of U.S. dollar denominated money-market securities that are intended to provide as high a yield as possible without violating the Fund's credit quality policies or jeopardizing the stability of its share price.

       The Strategist Fund seeks to attain its objective by investing in instruments issued by the U.S. government, its agencies and instrumentalities ("U.S. government securities"), deposit-type obligations, such as negotiable certificates of deposit and time deposits, bankers' acceptances and letters of credit of domestic and foreign banks, savings and loan associations and savings banks, high-quality domestic and foreign commercial paper as determined by nationally recognized statistical rating organizations, non-rated instruments of comparable quality as determined by the Board of Trustees, other short-term instruments of similar quality, and instruments fully collateralized by such obligations.

       The Strategist Fund will invest in obligations of U.S. banking institutions that are insured by the Federal Deposit Insurance Corporation and commercial paper, which is rated at the time of investment, P-1 by Moody's Investors Service, Inc. ("Moody's"), A-1 by Standard & Poor's Corporation ("S&P") or the equivalent if rated by another rating agency. The Strategist Fund may also invest in obligations of foreign branches of both U.S. banks and foreign banks (Eurodollars). Investment in foreign banks will be limited to those located in Australia, Canada, Western Europe and Japan and which, at the time of investment, have more than $25 billion (or the equivalent in other currencies) in total assets and which, in the opinion of the Fund's Adviser, are of comparable quality to the U.S. banks which may be purchased by the Fund. The Strategist Fund may also invest in municipal obligations, the interest on which is not exempt from federal income taxation.

       The Fund may invest in repurchase agreements ("repos") but will limit them to those banks and securities dealers who are deemed creditworthy pursuant to the guidelines adopted by the Trust's Board of Trustees ("Trustees"). Securities subject to repos will be placed in a segregated account and will be monitored to ensure that the market value of the securities plus any accrued interest will at least equal the repurchase price.

       Although not a principal strategy, the Fund is allowed to invest all, or substantially all, of their investable assets in other open-end management companies having the same investment objective and substantially similar policies and restrictions.

Principal Risks of Investing in the Fund. The Fund is money-market fund which is a specific type of fund that seeks to maintain a $1.00 price per share. An investment in the Fund is not insured or guaranteed by the U.S. government, Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Additionally, the Fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

       While the Fund has maintained a constant share price since inception, and will strive to do so, the following factors could reduce the Fund's income level and/or share price:

       o Interest rates could rise sharply, causing the value of the Fund's securities, and share price, to drop.
       o Repos could involve risks in the event of a default of the repo counterparty, including possible delays, losses or restrictions upon a Fund's ability to dispose of the underlying securities.
       o There are risks generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry.
       o Euro and Yankee dollar investments involve certain risks that are different from investments in domestic obligations of U.S. banks. These risks may include unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls or other governmental restrictions which might affect payment of principal or interest. In addition, foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. banks. Further, adverse political, regulatory, market or economic developments in foreign countries can affect entities located in those countries.
       o Investments in municipal obligations are subject to market volatility and affected by adverse economic or political changes and the financial condition of the issuers.

Year 2000. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900. Most of the services provided to the Fund depend on the smooth functioning of computer systems. The Fund could be adversely affected if the computer systems and service providers that interface with it are unable to process data from January 1, 2000 and after; however, steps are being taken to reasonably address this issue and to obtain assurance that comparable efforts are being made by service providers. There can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund. In addition, because the Year 2000 issue affects virtually all organizations, the extent of its impact cannot be predicted.

Other Risks. These and other risks are discussed in more detail in the Statement of Additional Information ("SAI"). Most of the Fund's performance depends on interest rates. When interest rates fall, the Fund's yields will typically fall as well.

       The Reserve Funds' emphasis on the high credit quality of its investments may mean that its yields are lower than those available from certain other money-market funds which may invest in commercial paper. Because of the low level of risk, over time, a money-market fund may produce lower returns than bond or stock investments which entail higher levels of risk.

                               PERFORMANCE HISTORY

         The bar charts below show the Fund's annual returns for the full calendar years since inception, together with the best and worst quarters. The accompanying "Average Annual Total Return as of December 31, 1998" table gives some indication of risk of an investment in the Fund. The tables assume reinvestment of dividends and distributions, if any. As with all mutual funds, the past is not a prediction of the future.

Annual Total Returns as of December 31,
    4.61%          4.52%
    1997           1998

Best Quarter: 1st Q 1997 1.42%
Worst Quarter: 4th Q 1998 1.29%

Most Recent Calendar Quarter: 2nd Q 1999  4.59%

Average Annual Total Returns as of December 31, 1998

         1                 Since
       Year              Inception
       ----              ---------
       4.52%                5.12%



           For the Fund's current yield, call toll-free (800) 297-7378.

                           FEES & EXPENSES OF THE FUND

         If you buy and hold shares of the Fund you may pay certain fees and expenses which are described in the table below. There are no sales charges (loads) or exchange fees associated with an investment in the Fund. Annual fund operating expenses are paid out of the assets of the Fund, so their effect is included in the Fund's share price. Annual fund operating expenses, indicated in the table below, reflect expenses for the Fund's fiscal year ended May 31, 1999.

                        Shareholder Fees for the Fund
                  (Fees paid directly from your investment)

          Sales Load Imposed on Purchases......................... None
          Sales Load Imposed on Reinvested Dividends.............. None

This is a no-load fund. There are no direct shareholder fees. Please read the "Annual Fund Operating Expenses for the Fund" table below.

                 Annual Fund Operating Expenses for the Fund
                (Expenses that are deducted from Fund assets)

                Comprehensive Management Fee (a)...........   .80%
                Distribution (12b-1) Fees (b)..............   .20
                                                             ----
                Total Annual Fund Operating Expenses.......  1.00%
                                                             ====

(a) The comprehensive management fee includes advisory and customary operating expenses. However, the Fund may be charged for certain non-recurring extraordinary expenses and its allocated or direct share of certain other expenses. See "Management".

(b) The Fund has adopted a Rule 12b-1 plan which allows the Fund to pay distribution fees for the sale and distribution of its shares. The maximum level of distribution expenses is 0.20% per year of the Fund's average net assets. As these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example should not be considered indicative of future investment returns and operating expenses which may be more or less than those shown. This example is based on the annual fund operating expenses described in the table.

       This example assumes that you invest $10,000 in a fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


           One Year        Three Years      Five Years        Ten Years
           --------        -----------      ----------        ---------
             $102             $318             $552            $1,225

Please note that the above example is an estimate of the expenses to be incurred by shareholders of the Fund. Actual expenses may be higher or lower than those reflected above. You would pay the same if you did not redeem your shares.

                                   MANAGEMENT

Investment Adviser. Since November 15, 1971, Reserve Management Company, Inc. ("RMCI") 1250 Broadway, New York, NY 10001 and its affiliates have provided investment advice to The Reserve Funds. RMCI serves as the investment adviser to the Fund under an Investment Management Agreement (the "Agreement") with The Reserve Fund (the "Trust"). The Agreement provides that RMCI will furnish continuous investment advisory and management services to the Fund. In addition to the Funds, RMCI provides investment management services to other mutual funds within the Reserve family of funds and, as of May 31, 1999, had approximately $5.6 billion under management.

       RMCI manages the investment portfolios of the Fund, subject to policies adopted by the Trustees. For its services, RMCI receives a fee of 0.80% per year of the average daily net assets of the Fund. RMCI pays all employee and customary operating expenses of the Fund. Excluded from the definition of customary operating expenses are interest, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, and the fees of the disinterested Trustees, for which the Fund pays its direct or allocated share. For the fiscal year ended May 31, 1999, RMCI received management fees under the investment management agreements previously in effect with regard to the Fund. For the fiscal year ended May 31, 1999, the Strategist Fund paid RMCI $443,201. However, at May 31, 1999, RMCI waived $330,015 of the comprehensive management fee.

                                HOW TO BUY SHARES

Share Price: Net Asset Value. Investors pay no sales charges to invest in the Fund. The price you pay for a share of the Fund, and the price you receive upon selling or redeeming a share of the Fund, is called the Fund's net asset value ("NAV") per share. The NAV is calculated by taking the total value of the Fund's assets, subtracting its liabilities, and then dividing by the number of shares that have already been issued. The Fund uses the amortized cost method of valuing its securities under Rule 2a-7 of the 1940 Act. This is a standard calculation, and forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. The NAV is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the Exchange is open. NAV is not calculated on days the Exchange is closed and regional bank holidays. Your order will be priced at the next NAV calculated after your order is accepted (i.e., converted to federal funds) by the Fund.

Purchase of Shares. The minimum initial investment is $20,000 with a minimum subsequent investment of $1,000. All investments must be in U.S. dollars. Third-party, foreign and travellers checks, as well as cash investments will not be accepted. Purchase orders are not accepted on days the Exchange is closed for trading and regional bank holidays.

       o By check - (drawn on U.S. bank) payable to the American Express Service Corporation, P.O. Box 59196, Minneapolis, MN 55459-9801. You must include your Investment Management Account Number (or Taxpayer Identification Number) on the "pay to the order of" line for each check made payable to the Strategist Money-Market Fund or within the endorsement for each check endorsed to the Fund.

       o By wire - Prior to calling your bank, call American Express at 800-297-7378 for specific instructions or the Firm from which you received this Prospectus.

       Checks and wires which do not correctly identify the account to be credited may be returned or delay the purchase of shares. Only federal funds wires and checks drawn on the Fund's bank are eligible for entry as of the business day received. For federal funds wires to be eligible for same-day order entry, the Fund must be notified before 2:00 PM (Eastern time) of the amount to be transmitted and the account to be credited. Payment by check not immediately convertible into federal funds will be entered as of the business day when covering federal funds are received or bank checks are converted into federal funds. This usually occurs within two (2) business days, but may take longer. Checks delivered to the Fund's offices after 2:00 PM (Eastern time) will be considered received the next business day. Investors will be charged a fee $15 for any check that does not clear and will be responsible for any losses suffered by the Fund as a result.

Reserve Automatic Asset-Builder Plan. If you have an account, you may purchase shares of the Fund ($25 suggested minimum) from a checking, NOW, or bank money-market deposit account or from a U.S. government distribution ($25 suggested minimum) such as social security, federal salary, or certain veterans' benefits, or other payment from the federal government. You may also purchase shares automatically by arranging to have your payroll (full or partial) deposited directly into your Reserve account. Please call the Fund at 800-297-7378 for an application or consult your Financial Advisor.

Individual Retirement Accounts. Investors may use the Fund as an investment for Individual Retirement Accounts ("IRAs"). A master IRA plan with information regarding administration fees and other details is available from the Fund.

Distributors. The Fund's distributor is Resrv Partners, Inc. ("RESRV"), 1250 Broadway, New York, NY 10001-3701.

Restrictions. Certain other restrictions and conditions for buying shares apply to the Funds. Please see the SAI for more information.

                               SELLING FUND SHARES

       Investors may sell shares at any time. Shares will be sold at NAV determined after the redemption request is received by the Fund. The Fund usually transmits payments the same day when requests are received before 12:00 noon (Eastern time) and the next business day for requests received after the time specified to enable shareholders to receive additional dividends. Shares do not earn dividends on the day a redemption is effected, regardless of the time the order is received. Orders will be processed promptly and investors will generally receive the proceeds within a week after receiving your properly completed request. The Fund strongly suggests (but does not require) that each telephone redemption be at least $1000, except for redemptions which are intended to liquidate an account. A shareholder will be charged $2 for redemption checks issued for less than $100. Upon request, redemptions will be made by bank wire; however, wire redemptions of less than $10,000 will be charged a fee (currently $10). The Funds assume no responsibility for delay in the receipt of wired or mailed funds.

Written and telephone requests. Redemption instructions and options should be specified when your account is opened. Subsequent elections and changes in instructions must be in writing with the signature(s) guaranteed. Changes in registration or authorized signatories may require additional documentation. One way to redeem shares is to write a letter of instruction which states: the name(s) and signature(s) of all accountholders (signature(s) guaranteed, if necessary), account number, Fund name, the dollar amount you want to sell, and how and where to send the proceeds. If you are redeeming your IRA, please note the applicable withholding requirements.

       To reduce the risk of loss, certain situations require written instructions along with signature guarantees. These include:

              (1) redemptions for more than $5,000; or
              (2) redemptions on accounts whose address has been changed within the past 30 days; or
              (3) redemption requests to be sent to someone other than the account owner or the address of record for the past 30 days.

       You may redeem by calling the Funds at 800-297-7378. Unless you decline telephone privileges on your application and the Funds fail to take reasonable measures to verify the request, the Funds will not be liable for any unauthorized telephone redemption, or for any loss, cost or expense for acting upon an investor's telephone instructions. Telephone redemptions may be sent to the bank or brokerage account designated by the shareholder on the application or in a letter with signature guarantee. To change the designated brokerage or bank account it is necessary to contact the Firm through which shares of the Fund were purchased or, if purchased directly from the Funds, it is necessary to send a written request to the Funds with signature(s) guaranteed. The Fund reserves the right to refuse a telephone redemption if it believes it is advisable to do so.

    Signature guarantees are designed to protect both you and the Funds from fraud. Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/dealers, national securities exchanges or clearing agencies. Notaries public cannot provide signature guarantees. For more information about redemption procedures, please read the SAI.

Redemption by Check. You may redeem shares of the Fund by using your checks. By completing the application or a signature card (for existing accounts) and certain other documentation, you can write checks in any amount against your account. A check will be returned (bounced) and a fee charged if you request a stop payment; the check is postdated; contains an irregularity in the signature, amount or otherwise; or, is written against accounts with insufficient or uncollected funds. Please do not postdate your checks or use them to close your account. Upon proper notice, the Fund may choose to impose a fee if it deems a shareholder's actions to be burdensome. Checking may not be available to clients of some Firms, and some Firms may establish their own minimum check amount. Please see the SAI for more information including charges, fee, etcetera.

Exchange Privilege. Investors can exchange all or some of their shares offered for shares in other Reserve money-market and equity funds. Investors can request an exchange in writing or by telephone. The shares of the other funds are not offered by this Prospectus. Be sure to read the current prospectus for any fund into which you are exchanging. Any new account established through an exchange will have the same privileges as an original account (as long as they are available). Please see the SAI for more information.

Other Automatic Services. Certain other services and restrictions for selling shares automatically are offered by the Fund. Please see the SAI for more information about these services and restrictions.

Redemptions Through Brokers and Financial Institutions. Redemptions through brokers and financial institutions may involve such Firms' own redemption minimums, services fees, and other redemption requirements.

Other. The Fund also reserves the right to make a "redemption in kind" (payment in portfolio securities rather than cash), without notice, if the amount the investor is redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the Fund's assets). Further, the Fund reserves the right to:

       o   refuse any purchase or exchange request,
       o   change or discontinue its exchange privilege,
       o   change its minimum investment amounts, and
       o delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions).

                                TAX CONSEQUENCES

       The following discussion is intended as general information only. Because everyone's tax situation is unique, you should consult your own tax advisor(s) with regard to the applicability of state and local tax laws on Fund distributions. The applicable tax laws which affect the Fund and their shareholders are subject to change and may be retroactive. For more information, please see the SAI.

Dividends, Distributions and Taxes. The Fund declares dividends daily and automatically reinvests them in additional shares except for shareholders who elect in writing to receive cash dividends, in which case monthly or quarterly dividend checks are sent to the shareholder. There are no fees or sales charges on reinvestments.

       Dividends and distributions are taxable to most shareholders as ordinary income (unless an investment is in an IRA or other tax-advantaged account). The tax status of any distribution is the same regardless of how long an investor has been in the fund and whether distributions are reinvested or taken in cash. The tax status of dividends and distributions will be detailed in annual tax statements from the Fund. An exchange of a Fund's shares for the shares of another fund will be treated as a sale of the Fund's shares and any gain may be subject to federal income tax.

Backup Withholding. A Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to certain shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability. However, special rules apply for certain accounts. For example, for an account established under the Uniform Gift to Minors Act, the TIN of the minor should be furnished. Shareholders should be aware that, under regulations promulaged by the IRS a Fund may be fined $50 annually for each account for which a certified TIN is not provided or is incorrect. In the event that such a fine is imposed with respect to an account in any year, a corresponding charge will be made against the account. The Fund will not accept purchase orders for accounts for which a correct and certified TIN is not provided or which is otherwise subject to backup withholding, except in the case of certain non-resident alien account holders.

                               GENERAL INFORMATION

Small Balances. Because of the expense of maintaining accounts with small balances, when the average daily balance on an account drops below $15,000 in any month, a $5 fee will be charged. In the event that the average balance remains below $15,000 for three (3) consecutive months, the account may be automatically transferred to the Reserve Primary Fund.

Easy Access. Easy Access is American Express' 24-hour toll-free telephone service that lets customers use a touch-tone phone for a variety of options, which include yields, account balances, check reorders and other options. To use it, call 800-297-7378 and follow the instructions.

Inquiries. Shareholders should direct their inquiries to the Firm from which they received this Prospectus or to The Reserve Funds.

Special Shareholder Services. The Fund reserves the right to charge shareholder accounts for specific costs incurred in processing unusual transactions. Such transactions include, but are not limited to, stop payment requests, copies of Fund redemption or shareholder checks, copies of statements and special research services.

Account Statements.  Shareholders are advised to retain all account statements.

                              FINANCIAL HIGHLIGHTS

     This section provides further details about the Fund's recent financial history. The following tables describe the Fund's performance for the fiscal periods indicated. "Total Return" shows how much an investment in a series would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions, if any. These figures have been audited by PricewaterhouseCoopers LLP, the Trust's independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request by calling 800-637-1700.


                                                                         For Fiscal Years Ended May 31,
                                                           -----------------------------------------------------------
                                                                 1999        1998            1997        1996(a)
                                                                 ----        ----            ----        -------

Net asset value at beginning of period                        $1.0000       $1.0000        $1.0000       $1.0000
                                                             --------      --------       --------      -------

Net investment income from investment operations                .0496         .0542          .0552        .0462
Less dividends from net investment income                      (.0496)       (.0542)        (.0552)      (.0462)
                                                             --------      --------       --------      -------
Net asset value at end of period                              $1.0000       $1.0000        $1.0000      $1.0000
                                                             ========      ========       ========      =======

Total Return                                                     4.96%         5.42%          5.52%        5.13% (b)

Ratios/Supplemental Data
------------------------

Net assets end of period (millions)                           $ 52.6        $ 56.3         $ 99.7         $ 1.0
Ratio of expenses to average net assets  (c)                     1.00%         1.00%          1.00%         1.00% (b)
Ratio of net investment income to average net assets (c)         4.24%         4.62%          4.44%         4.30% (b)


----------------------------------------------------------

(a)  For the period from May 1, 1996 (Commencement of Operations) to May 31, 1996.
(b)  Annualized.
(c)  Due to the voluntary waiver of certain expenses by RMCI, the net expense ratios and net investment income amounted to:

             ----------------------------- --------------- -----------------
                                                                 Net
                                              Expenses        Investment
                              Fiscal Year      Ratio            Income
             ----------------------------- --------------- -----------------
                                     1999       .40%            4.84%
             ----------------------------- --------------- -----------------
                                     1998       .33%            5.29%
             ----------------------------- --------------- -----------------
                                     1997       .00%            5.44%
             ----------------------------- --------------- -----------------
                                     1996       .18%            5.12%
             ----------------------------- --------------- -----------------


                                 ---------------

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and, if given or made, such information or representations must not be relied upon. This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.
                                 ---------------

This Prospectus contains the information about each Fund, which a prospective investor should know before investing.

The Statement of Additional Information ("SAI") contains additional and more detailed information about the Funds, and is considered part of this Prospectus. Our Annual and Semi-Annual Reports list the holdings in each Fund, describe Fund performance, include financial statements for the Funds, and discuss market conditions and strategies that significantly affected the Funds' performance.

These documents may be obtained without charge by writing to the address below or calling The Reserve Fund at 800-297-7378. You can download the documents from the SEC's web site (http://www.sec.gov) or you can obtain copies by visiting the SEC's Public Reference Room in Washington, DC (800-SEC-0330) or by sending your request and duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

       Investors are advised to read and retain this prospectus for future reference.

[INSERT AMEX LOGO]

General Information and 24-Hour Yield and Balance Information
800-297-7378

Distributor -  Resrv Partners, Inc.

RF/STRAT-07/99

SEC File Number
The Reserve Fund
811-2033


Strategist
Money-Market
Fund


Prospectus
July 31, 1999

                          STRATEGIST MONEY-MARKET FUND
                     1250 BROADWAY, NEW YORK, NY 10001-3701
                        212-401-5500 / / 800-637-1700

                            -------------------------


                          Strategist Money-Market Fund
                       Statement Of Additional Information

       This Statement of Additional Information ("SAI") describes the Strategist Money-Market Fund ("the Strategist Fund" or "the Fund") which is one series
(fund) of The Reserve Fund ("Trust"). The Reserve Fund was originally organized as a Maryland corporation on February 1, 1970 and re-organized on October 28, 1986 as a Massachusetts business trust and is an open-end investment company, commonly known as a money-market mutual fund. At the date of the Prospectus and SAI, there were four separate series (funds) authorized and outstanding:
Primary, U.S. Government, U.S. Treasury and Strategist Funds. Additional series (funds) may be added in the future by the Board of Trustees. This Statement is not a Prospectus, but provides detailed information to supplement the Prospectus dated July 31, 1999 and should be read in conjunction with it. A copy of the Prospectus may be obtained without charge by writing or calling the Fund at the above address or telephone number. The Securities and Exchange Commission ("SEC") maintains a web site (http://www.sec.gov) where you can download the SAI, the Prospectus, material incorporated by reference & other information regarding the Fund. This Statement is dated July 31, 1999.


      TABLE OF CONTENTS                                                 PAGE
      -----------------                                                 ----

      Description of Fund................................................2
      Management of the Trust............................................6
      Investment Management, Distribution and Custodian Agreements.......8
      Information About the Trust.......................................10
      How to Buy and Sell Shares........................................11
      Dividends, Distributions and Taxes................................16
      Yield Information.................................................18
      General Information...............................................18

Shares Of The Funds Are Neither Guaranteed Nor Insured By The U.S. Government And There Can Be No Assurance That The Funds Will Be Able To Maintain A Stable Net Asset Value Of $1.00 Per Share.

                             DESCRIPTION OF THE FUND

       The investment objective of the Fund is to seek as high a level of current income as is consistent with preservation of capital and liquidity. However, achievement of this objective is not guaranteed. This investment objective may not be changed without the vote of a majority of the outstanding shares of the Fund as defined in the Investment Company Act of 1940 ("1940 Act").

       Investment in the Fund is not insured or guaranteed by the U.S. government, Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the Fund. Money-market funds are subject to federal regulations designed to help maintain liquidity. The regulations set strict standards for credit quality, diversification and maturity (397 days or less for individual securities, 90 days or less for the average portfolio life).

       Investment management companies can be divided into "diversified" and "non-diversified". Under Section 5(b), a diversified company must have 75% of the value of its total assets in cash and cash items (including receivables), U.S. government securities, securities of other investment companies, and other securities. Any management company other than a diversified company is defined as a "non-diversified" company pursuant to Section 5(b)(2). The Reserve Fund is a non-diversified mutual fund. However, the Fund intends to comply with the diversification requirement of Rule 2a-7 under the 1940 Act which generally limits a money-market fund to investing no more than 5% of its total assets in securities of any one issuer, except U.S. government securities, as defined below.

       Reserve Management Co., Inc. ("RMCI") serves as the Fund's Investment Adviser. Resrv Partners, Inc. ("RESRV"), which is a wholly owned subsidiary of RMCI, is the distributor of the Fund's shares. RESRV is located at 1250 Broadway, New York, NY 10001-3701.

       The following information supplements and should be read in conjunction with the Prospectus.

Supplemental Investment Policies. The Fund's investment objective and the following investment policies may not be changed without the affirmative vote of a majority of the outstanding shares of a Fund. A majority of the outstanding shares of the Fund means the vote of the lesser of (i) 67% or more of the shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The Fund cannot:

(1) borrow money except as a temporary or emergency measure and not in an amount to exceed 5% of the market value of its total assets;
(2) issue senior securities except in compliance with the Investment Company Act of 1940 ("1940 Act");
(3) act as an underwriter with respect to the securities of others to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain securities laws;
(4) concentrate investments in any particular industry except to the extent that its investments are concentrated exclusively in U.S. Government securities and bank obligations or repurchase agreements secured by such obligations;
(5) purchase, sell or otherwise invest in real estate or commodities or commodity contracts;
(6) lend more than 33 1/3% of the value of its total assets except to the extent its investments may be considered loans;
(7) sell any security short or write, sell or purchase any futures contract or put or call option; and
(8)    make investments on a margin basis.

    Notwithstanding the foregoing investment restrictions, the Fund may invest substantially all of its assets in another open-end investment company with substantially the same investment objective as the Fund.

    Although not currently using a "master/feeder" structure, based upon shareholder approval, the Trust may use a "master/feeder" structure. Rather than investing directly in securities, the Fund is a "feeder fund," meaning that it invests in a corresponding "master fund". The master fund, in turn invests in securities using the strategies described in this Prospectus. One potential benefit of this structure is lower costs, because the expenses of the master fund can be shared with any other feeder funds.

Other Policies. The Strategist Fund may from time to time lend securities on a short-term basis to banks, brokers and dealers (but not individuals) and receive as collateral cash or securities issued by the U.S. government or its agencies or instrumentalities. The collateral will be required to be maintained at all times in an amount equal to at least 100% of the current value of the loaned securities plus accrued interest. The Strategist Fund may, to increase their income, lend their securities to brokers, dealers and institutional investors if the loan is collateralized in accordance with applicable regulatory requirements (the "Guidelines") and if, after any loan, the value of the securities loaned does not exceed 25% of the value of its assets. Under the present Guidelines, the loan collateral must, on each business day, be at least equal to the value of the loaned securities plus accrued interest and must consist of cash or securities of the U.S. government (or its agencies or instrumentalities). The Fund receives an amount equal to the interest on loaned securities and also receive negotiated loan fees. The Fund may also pay reasonable finders, custodian and administrative fees. Loan arrangements made by the Fund will comply with all other applicable regulatory requirements including the rules of the New York Stock Exchange ("NYSE or Exchange"), which require the borrower, after notice, to redeliver the securities within the normal settlement time of three (3) business days.

    The Fund will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven (7) days after notice and will not concentrate more than 25% of its total assets in the securities of issuers in a single industry, except that the Fund may invest more than 25% of its assets in domestic banking obligations. In addition, a Fund will not invest more than 5% of its assets in the securities of any single issuer (except U.S. government securities or repos collateralized by U.S. government securities). The Fund has the authority to borrow money (including reverse repos involving sales by the Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price) for extraordinary or emergency purposes but not in an amount exceeding 5% of its total assets.

Risks Of Investing In The Fund. Money-market securities are high-quality, short-term securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money-market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money-market securities have demand or put features which have the effect of shortening the security's maturity. Further, the principal risk factors associated with investment in the Fund are the risk of fluctuations in short-term interest rates, the risk of default among one or more issuers of securities which comprise the Fund's assets; consequently when you sell (redeem) your shares of the Fund, they could be worth more or less than what you paid for them. In addition to the general investment risks of the Fund that are common to and may affect the money-market industry as a whole, there are risks specific to the types of securities held.

U.S. Government Securities. U.S. government securities include a variety of instruments which are issued or guaranteed by the U.S. Treasury, various agencies of the federal government and various instrumentalitites which have been established or sponsored by the U.S. government, and certain interests in the foregoing types of securities such as U.S. Treasury STRIPS. U.S. government securities include direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes, and Treasury bonds). Obligations such as securities issued by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC"), the Federal National Mortgage Association ("FNMA"), the Student Loan Marketing Association ("SLMA") and the Federal Home Loan Bank ("FHLB") are also considered U.S. government securities. Some obligations of agencies and instrumentalities of the U.S. government, such as GNMA, are supported by the full faith and credit of the U.S. government. Other securities, such as obligations issued by FNMA and SLMA, are supported by the right of the issuer to borrow from the U.S. Treasury; and others, such as obligations issued by FHLB and FHLMC, are supported only by the credit of the agency or instrumentality issuing the obligation. In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

       U.S. Treasury STRIPS permit the separate ownership and trading of the interest and principal components of direct obligations of the U.S. Treasury. These obligations may take the form of (i) obligations from which interest coupons have been stripped; (ii) the interest coupons that are stripped; or
(iii) book-entries at a Federal Reserve member bank representing ownership of obligation components.

Bank Obligations. The Strategist Fund may invest in bank obligations that include certificates of deposit, bankers' acceptances, letters of credit and time deposits. A certificate of deposit is a negotiable certificate representing a financial institution's obligation to repay funds deposited with it, earning a specified rate of interest over a given period. A bankers' acceptance is a negotiable obligation of a bank to pay a draft which has been drawn on it by a customer. A time deposit is a non-negotiable deposit in a financial institution earning a specified interest rate over a given period of time. A letter of credit is an unconditional guarantee by the issuing bank to pay principal and interest on a note a corporation has issued.

       Domestic banks are subject to extensive but different government regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is dependent largely upon the availability and cost of funds. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry. Domestic commercial banks organized under federal law are supervised and examined by the Controller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the Federal Deposit Insurance Corporation. Domestic banks organized under state law are supervised and examined by state banking authorities but are members of Federal Reserve System only if they elect to join. As a result of federal and state laws and regulations, domestic banks are, among other things, generally required to maintain specified levels of reserves and are subject to other regulations designed to promote financial soundness.

Foreign Banks. The Strategist Fund may invest in obligations of foreign banks and foreign branches of U.S. and foreign banks. Investment in these securities involve risks which may include unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls or other governmental restrictions which might affect payment of principal or interest. Furthermore, foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. banks.

Municipal Obligations. The Strategist Fund may invest in municipal obligations, the interest on these municipal obligations is not exempt from federal income tax. They may be issued to raise money for various public purposes such as constructing public facilities. Certain types of municipal obligations are issued to obtain funding for privately operated facilities. General obligation bonds and notes are backed by the taxing power of the issuer. Revenue bonds and notes are backed by the revenues of a project or facility such as tolls from a toll road or, in some cases, from the proceeds of a special excise tax, but not by the general taxing power. Industrial development revenue bonds and notes are a specific type of revenue bond or note backed by the credit of a private issuer. Municipal obligations bear fixed, variable or floating rates of interest.

       The Strategist Fund will purchase municipal securities which are rated MIG1 or MIG2 by Moody's Investor Services, Inc. ("Moody's"), SP-1 or SP-2 by Standard & Poor's Corporation ("S&P") or the equivalent. Municipal obligations which are not rated may also be purchased provided such securities are determined to be of comparable quality by RMCI to those rated securities in which the Fund may invest, pursuant to guidelines established by their Boards of Trustees.

       Municipal obligations are sometimes offered on a "when-issued" or delayed delivery basis. There is no limit on the Strategist Fund's ability to purchase municipal securities on a when-issued basis. At the time the Fund makes the commitment to purchase a municipal obligation on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value ("NAV"). The Fund will also maintain readily marketable assets at least equal in value to commitments for when-issued securities specifically for the settlement of such commitments. RMCI does not believe that the Fund's NAV or income will be adversely affected by the purchase of municipal obligations on a when-issued basis.

       Municipal securities can be significantly affected by economic and political changes, as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and various utilities, conditions in those sectors and the financial condition of an individual municipal issuer can affect the overall municipal market.

Commercial Paper. The Strategist Fund has never purchased commercial paper and has no current interest of doing so. However, it may purchase commercial paper consisting only of short-term, unsecured promissory notes issued to finance short-term credit needs which are direct obligations issued by domestic entities. The other corporate obligations in which the Strategist Fund may invest consist of high-quality, short-term bonds and notes (including variable amount master demand notes) issued by domestic corporations, including banks.

Repurchase and Reverse Repurchase Agreements. A repurchase agreement ("repo") transaction occurs when the Fund purchases and simultaneously contracts to resell securities at fixed prices. The Fund will limit repos to those financial institutions and securities dealers who are deemed credit worthy pursuant to guidelines established by the Fund's Board of Trustees ("Trustees"). Repos are considered by the SEC staff to be loans by the Fund that enters into them. Repos could involve risks in the event of a default of the repo counter-party to the agreement, including possible delays, losses or restrictions upon the Fund's ability to dispose of the underlying securities. In an attempt to reduce the risk of incurring a loss on a repo, RMCI will follow procedures intended to provide that all repos are at least 100% collateralized as to principal and interest. A Fund will make payment for such instruments only upon their physical delivery to, or evidence of their book-entry transfer to, the account of the Fund's Custodian. If the seller defaults on the repurchase obligation, the Fund could incur a loss and may incur costs in disposing of the underlying security. The Fund will not hold more than 10% of its net assets in illiquid securities, including repurchase agreements, providing for settlement in more than seven (7) days after notice.

       The Strategist Fund may sell securities in a reverse repo when it is considered advantageous, such as to cover net redemptions or to avoid a premature outright sale of its portfolio securities. In a typical reverse repo transaction, the seller (Fund) retains the right to receive interest and principal payments on the security, but transfers title to and possession of it to a second party in return for receiving a percentage of its value. By repaying the repo counterparty the value received plus interest, the Fund repurchases the transferred security. It is the Fund's policy that entering into a reverse repo transaction will be for temporary purposes only and, when aggregated with other borrowings, may not exceed 5% of the value of the total assets of the Fund at the time of the transaction.

Transaction Charges And Allocation. As investment securities transactions made by the Fund are normally principal transactions at net prices, the Fund does not normally incur brokerage commissions. Purchases of securities from underwriters involve a commission or concession paid by the issuer to the underwriter and after market transactions with dealers involve a spread between the bid and asked prices. The Fund has not paid any brokerage commissions during the past three fiscal years.

       Subject to the overall supervision of the officers of the Fund and the Trustees, RMCI places all orders for the purchase and sale of the Fund's investment securities. In the purchase and sale of investment securities, RMCI will seek to obtain prompt and reliable execution of orders at the most favorable prices and yields. In determining best price and execution, RMCI may take into account a dealer's operational and financial capabilities, the type of transaction involved, the dealer's general relationship with RMCI, and any statistical, research, or other services provided by the dealer to RMCI. To the extent such non-price factors are taken into account the execution price paid may be increased, but only in reasonable relation to the benefit of such non-price factors to the Fund as determined by RMCI. Brokers or dealers who execute investment securities transactions may also sell shares of the Fund; however, any such sales will be neither a qualifying nor disqualifying factor in the selection of brokers or dealers.

       When orders to purchase or sell the same security on identical terms are simultaneously placed for the Fund and other investment companies managed by RMCI, the transactions are allocated as to amount in accordance with each order placed for the Fund. However, RMCI may not always be able to purchase or sell the same security on identical terms for all investment companies affected.

                             MANAGEMENT OF THE TRUST

       The Trustees are responsible for the management and supervision of the Trust. The Trustees approve all significant agreements between the Fund and those companies that furnish services to the Fund.

       Trustees and executive officers of the Fund, together with information as to their principal business occupations during at least the last five years, are shown below:

*++BRUCE R. BENT, 62, President, Treasurer and Trustee, 1250 Broadway, New York, NY 10001-3701.

       Mr. Bent is President, Treasurer, and Trustee of The Reserve Fund ("RF"), Reserve Institutional Trust ("RIT"), Reserve Tax-Exempt Trust ("RTET"), Reserve New York Tax-Exempt Trust ("RNYTET") and Reserve Private Equity Series ("RPES"); Director and President of Reserve Management Company, Inc. ("RMCI") and Reserve Management Corporation ("RMC"); and Chairman and Director of Resrv Partners, Inc. ("RESRV").

       Mr. Bent co-founded The Reserve Funds in 1970 and has been an executive officer since then.

*++BRUCE R. BENT II, 33, Trustee, Senior Vice President and Assistant Secretary, 1250 Broadway, New York, NY 10001-3701.

       Mr. Bent II joined The Reserve Funds in 1992 and is Senior Vice President and Assistant Secretary of RF, RIT, RTET, RNYTET and RPES. Mr. Bent II is also Vice President and Secretary of Reserve Management Company, Inc. ("RMCI") and Reserve Management Corporation ("RMC"); and Secretary and Director of Resrv Partners, Inc. ("RESRV").

+RICHARD BASSUK, 57 Trustee, c/o The Singer & Bassuk Organization, 767 Third Avenue, 28th Floor, New York, NY 10017.

       From 1995 to present Mr. Bassuk has been a founding principal and President of Singer & Bassuk Organization. From 1994 to present, Mr. Bassuk served as Chairman of R.E. Bases Enterprises Corporation. He is currently Trustee of RF, RIT, RTET, RNYTET and RPES.

+EDWIN EHLERT, JR., 66, Trustee, 125 Elm Street, Westfield, NJ 07091.

       Mr. Ehlert is President and Director of Ehlert Travel Associates, Inc. (travel agency) and Ehlert Travel Associates of Florida, Inc. (travel agency), and Trustee of RF, RIT, RTET, RNYTET and RPES.

+HENRI W. EMMET, 72, Trustee, 1535 Presidential Drive, Apt. 4A, Columbus, OH 43212.

       Mr. Emmet retired as the Managing Director of Servus Associates, Inc. in 1994 and U.S.A. Representative of the First National Bank of Southern Africa in 1996. Since 1995, Mr. Emmet has served as a Principal of Global Interaction, which provides consulting services to international banking interests. He is currently Trustee of RF, RIT, RTET, RNYTET and RPES.

+DONALD J. HARRINGTON, C.M., 53, Trustee, St. John's University, Grand Central & Utopia Parkways, Jamaica, NY 11439.

       The Reverend Harrington is currently President of St. John's University, NY and a Director of the Bear Stearns Companies, Inc. since 1993. He is currently a Trustee of RF, RIT, RTET, RNYTET and RPES.

+DIANA P. HERRMANN, 40, Trustee, 380 Madison Avenue, Suite 2300, New York, NY 10017.

       Ms. Herrmann has been President and COO of Aquila Management Corporation ("Aquila"), sponsors of 14 mutual funds with over $3.2 billion in assets as of June 30, 1999. Ms. Herrmann has been employed with Aquila since 1986. She is currently Trustee of RF, RIT, RTET, RNYTET and RPES.

+WILLIAM J. MONTGORIS, 52, Trustee, 286 Gregory Road, Franklin Lakes, NJ 07417.

       Mr. Montgoris is formerly Chief Operating Officer of the Bear Stearns Companies, Inc. (1979-1999). He is currently Trustee of RF, RIT, RTET, RNYTET and RPES.

+WILLIAM E. VIKLUND, 58, Trustee, 110 Grist Mill Lane, Plandome Manor, NY 11030-1110.

       Mr. Viklund is formerly President and COO of Long Island Bankcorp and President and CEO of Long Island Savings Bank (1980-1996). He is currently Trustee of RF, RIT, RTET, RNYTET and RPES.

*ARTHUR T. BENT III, 31, Vice President and Assistant Secretary, 1250 Broadway, New York, NY 10001-3701.

       Mr. Bent III joined The Reserve Funds in 1997 and is Vice President and Assistant Secretary of RF, RIT, RTET, RNYTET and RPES. Mr. Bent III is also Vice President and Treasurer of Reserve Management Company, Inc. ("RMCI") and Reserve Management Corporation ("RMC"); and Treasurer and Director of Resrv Partners, Inc. ("RESRV"). Before joining Reserve, he was a private investor.

MARYKATHLEEN FOYNES, 29, Counsel and Secretary, 1250 Broadway, New York, NY 10001-3701.

       Ms. Foynes is Counsel and Secretary of RF, RIT, RNYTET, RTET and RPES. Before joining The Reserve Funds in 1998, Ms. Foynes was a staff attorney at PaineWebber, Inc. (1997-1998). Prior to that, Ms. Foynes worked for the U.S. House of Representatives as a District Manager for a Member of Congress (1995-1997).

JAMES M. FREISEN, 41, Controller, 1250 Broadway, New York, NY 10001-3701.

       Mr. Freisen is Controller. Before joining The Reserve Funds in 1999, Mr. Freisen was an Assistant Vice President at Paine Webber, Inc. (1998-1999). Prior to that, he was Assistant Vice President, Bank of New York (1997-1998); Assistant Vice President, Fifth Third Bank (1995-1997); and Vice President, Smith Barney (1991-1995).

------------
+ Messrs. Bassuk, Ehlert, Emmet, Harrington, Montgoris, Viklund and Ms. Herrmann are members of a Review Committee which performs the functions of an Audit Committee and reviews compliance procedures and practices.

++ Interested Trustee within the meaning of the 1940 Act. The members of the Board of Trustees who are not Interested Trustees will be paid a stipend of $3,500 for each joint Board meeting they attend and an annual fee of $16,000 for service to all of the trusts in the complex.

*Mr. Bent is the father of Mr. Bent II and Mr. Bent III.

       Under the Declaration of Trust, the Trustees and officers are entitled to be indemnified by the Trust to the fullest extent permitted by law against all liabilities and expenses reasonably incurred by them in connection with any claim, suit or judgment or other liability of obligation of any kind in which they become involved by virtue of their service as a Trustee or officer of the Trust, except liabilities incurred by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

       As of June 30, 1999, the Trust's records reflect that the Trustees and officers directly or indirectly as a group owned less than 1% of the outstanding shares of the Fund. The Trust does not pay any pension or retirement benefits to its Trustees.

                               COMPENSATION TABLE
                       FOR FISCAL YEAR ENDED MAY 31, 1999



                                                                                     TOTAL COMPENSATION
                                                   AGGREGATE                    FROM TRUST AND TRUST COMPLEX
                                                  COMPENSATION                 (4 ADDITIONAL TRUSTS) PAID TO
NAME OF TRUSTEE, POSITION                         FROM THE FUND                          TRUSTEE
-------------------------                         ------------                  ----------------------------

Bruce R. Bent, President and Trustee                  $  0                              $     0
Bruce R. Bent II, Vice President and Trustee             0                                    0
Richard Bassuk, Trustee                                 36                                3,500
Edwin Ehlert, Jr., Trustee                             314                               30,500
Henri W. Emmet, Trustee                                314                               30,500
Rev. Donald J. Harrington, Trustee                     314                               30,500
Diana P. Herrmann, Trustee                              36                                3,500
William J. Montgoris, Trustee                            0                                    0
William E. Viklund, Trustee                            237                               23,000

None of the executive officers of the Fund had allocated cash remuneration in excess of $60,000 during the last fiscal year ending May 31, 1999 for services rendered to the Fund.

       The Trustees serve indefinite terms (subject to certain removal procedures) and they appoint their own successors, provided that at least a majority of the Trustees have been elected by shareholders. A Trustee may be removed at any meeting of shareholders by a vote of a majority of the Fund's shareholders.

       As of July 9, 1999, the following person were known by the Fund to own of record or beneficially 5% or more of the outstanding shares of the Fund:

                                                  SHARES               PERCENT
    Name and Address of                        BENEFICIALLY          OUTSTANDING
    Beneficial Owner                             OWNED (1)          SHARES OWNED
    ----------------                           ------------         ------------

    Reserve Management Corporation               3,599,638              7.1%
    Attn: Account No. 50410337
    1250 Broadway
    New York, NY  10001

    Reserve Management Corporation               5,227,047             10.3%
    Attn: Account No. 30039648
    1250 Broadway
    New York, NY  10001

----------
(1) Fractional shares have been omitted.

                       INVESTMENT MANAGEMENT, DISTRIBUTION
                            AND CUSTODIAN AGREEMENTS

Investment Management Agreement. Reserve Management Company, Inc. ("RMCI" or "Adviser"), 1250 Broadway, New York, NY 10001-3701, a registered investment adviser, manages the Fund and provides them with investment advice. As a result of recent shareholder votes, the Fund has entered into a new Investment Management Agreement with the Adviser, which is substantially similar to the Investment Management Agreement previously in effect. The new Investment Management Agreements became effective June 26, 1999. Under the Investment Management Agreement, RMCI manages the Fund's investment in accordance with the Fund's investment objective and policies, subject to overall approval by the Trustees.

       Presently, under the terms of the Investment Management Agreements with the Fund, the Fund pays RMCI a comprehensive management fee at an annual rate of 0.80% of average daily net assets. RMCI pays all employee and customary operating expenses of the Fund. Excluded from the definition of customary operating expenses are interest, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, and fees of the disinterested Trustees, for which each Fund in the fund complex it pays its direct or allocated share.

       For the fiscal years ended May 31, 1997, 1998 and 1999, RMCI received management fees under the Investment Management Agreements previously in effect. For the fiscal year ended May 31, 1997, RMCI waived all of its comprehensive fee and for fiscal year ended May 31, 1998, RMCI waived 0.40% of its comprehensive fee. For the fiscal year ended May 31, 1999, RMCI received management fees of $443,201, respectively, from the Strategist Fund. However, at May 31, 1999, RMCI waived $330,015 of the comprehensive management fee.

       From time to time, RMCI may waive receipt of its fees and/or voluntarily assume certain expenses of the Fund that would have the effect of lowering the Fund expense ratio and increasing yield to investors at the time such amounts are assumed or waived, as the case may be. RMCI may also make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

       The Investment Management Agreements for the Fund was duly approved by shareholders in 1999, and may be renewed annually if specifically approved by the Trustees and by the vote of a majority of the disinterested Trustees cast in person at a meeting called for the purpose of voting on such renewal. The Agreements terminate automatically upon their assignment and may be terminated without penalty upon sixty (60) days' written notice by a vote of the Trustees or by vote of a majority of outstanding voting shares of the Fund or by RMCI.

Distribution Agreement. The Fund's Distributor is RESRV. The Fund has authorized the Distributor, in connection with their sale of Fund shares, to give only such information and to make only such statements and representations as are contained in the Prospectus. Sales may be made only by the Prospectus. The Distributor is "principal underwriters" for the Fund within the meaning of the Investment Company Act of 1940, and as such act as agent in arranging for the continuous offering of Fund shares. The Distributor has the right to enter into selected dealer agreements with brokers or other persons of their choice for the sale of Fund shares. Parties to selected dealer agreements may receive assistance payments if they qualify for such payments under the Plan of Distribution described below. RESRV's principal business is the distribution of mutual fund shares. No Distributor has retained underwriting commissions on the sale of Fund shares during the last four fiscal years. During the fiscal year ended May 31, 1999, no distribution assistance payments were made to RESRV.

       The Distribution Agreement may be renewed annually if specifically approved by the Board of Trustees, and by the vote of a majority of the disinterested Trustees cast in person at a meeting called for the purpose of voting on such approval or by the vote of a majority of the outstanding voting securities of the Fund.

Plan of Distribution. The Fund maintains a Plan of Distribution ("Plan") and related agreements, as amended, under Rule 12b-1 of the Investment Company Act of 1940, which provides that investment companies may pay distribution expenses, directly or indirectly, pursuant to a Plan adopted by the investment company's Board and approved by its shareholders. Under the Plan, the Fund makes assistance payments to brokers, financial institutions and other financial intermediaries ("Firms") for shareholder accounts ("qualified accounts") at an annual rate of 0.20% of the average daily NAV of all Firms' qualified accounts. Such distribution assistance may include, but is not limited to, establishment of shareholder accounts, delivering prospectuses to prospective investors and processing automatic investment in Fund shares of client account balances. Substantially all such monies (together with significant amounts from RMCI's own resources) are paid by RMCI to payees for their distribution assistance or administrative services, with any remaining amounts being used to partially defray other expenses incurred by RMCI in distributing Fund shares. In addition to the amounts required by the Plan, RMCI may, at its discretion, pay additional amounts from its resources. The rate of any additional amounts that may be paid will be based upon

RESRV and RMCI's analysis of the contribution that a Firm makes to the Fund by increasing assets under management, and reducing expense ratios and the cost to the Fund if such services were provided directly by the Fund or other authorized persons and RESRV and RMCI will also consider the need to respond to competitive offers of others, which could result in assets being withdrawn from the Fund and an increase in the expense ratio for the Fund. RMCI may elect to retain a portion of the distribution assistance payments to pay for sales materials or other promotional activities. The Trustees have determined that there is a reasonable likelihood the Plan will benefit the Fund and its shareholders.

       Under the Plan, the Fund's Controller or Treasurer reports quarterly the amounts and purposes of assistance payments. During the continuance of the Plan, the selection and nomination of the disinterested Trustees are at the discretion of the disinterested Trustees currently in office.

       During the fiscal year ended May 31, 1999, $0 was paid under the Plan by the Strategist Fund. Any such payments are intended to benefit the Fund by maintaining or increasing net assets to permit economies of scale in providing services to shareholders and to contribute to the stability of such shareholder services.

       The Plan and related agreements were duly approved by shareholders and may be terminated at any time by a vote of the majority of the outstanding voting securities of the Fund, or by vote of the disinterested Trustees. The Plan and related agreements may be renewed from year to year, if approved by the vote of a majority of the disinterested Trustees cast in person at a meeting called for the purpose of voting on such renewal. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plan must be approved by a vote of the Board of Trustees and of the disinterested Trustees, cast in person at a meeting called for the purpose of such vote.

Transfer Agent and Dividend-Paying Agent. The Reserve Fund acts as its own transfer agent and dividend-paying agent.

Custodian, Independent Accountant and Counsel. The Chase Manhattan Bank, 4 New York Plaza, New York, NY 10004 is Custodian of the Fund's securities and cash pursuant to a Custodian Agreement. The Bank of New York, 1 Wall Street, New York, NY 10286 and Custodial Trust Company, 101 Carnegie Center, Princeton, NJ 08540 are Custodians for the Fund for limited purposes in connection with certain repurchase agreements. The Custodian has no part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, NY 10036 is the Fund's independent accountant. Dechert, Price & Rhoads, 1775 Eye Street NW, Washington, DC 20006, is the Fund's outside counsel and has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to the Fund's Prospectus.

                           INFORMATION ABOUT THE TRUST

    The Reserve Funds' Declaration of Trust permits the Trust to issue an unlimited number of full and fractional shares of beneficial interest that may be issued in any number of series (funds) and/or classes. Shares issued will be fully paid and non-assessable and will have no preemptive rights. The shareholders of the Fund are entitled to a full vote for each full share held (and fractional votes for fractional shares) and have equal rights to earnings, dividends, redemptions and in the net assets of their Fund upon liquidation. The Trustees do not intend to hold annual meetings but will call such special meetings of shareholders as may be required under the 1940 Act (e.g., to approve a new Investment Advisory Agreement or change the fundamental investment policies) or by the Declaration of Trust.

    Further, the Trust is allowed to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Fund. If they deem it advisable and in the best interests of shareholders, the Trustees may classify or reclassify any unissued shares of the Fund by setting or changing the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms and conditions of redemption of the stock. Any changes would be required to comply with all applicable state and federal securities laws. These currently require that each class be preferred over all other classes in respect to assets specifically allocated to such class. It is anticipated that, under most circumstances, the rights of any additional classes would be comparable, unless otherwise required, to respond to the particular situation. Upon liquidation of any Fund, shareholders are entitled to share, pro rata, in the net assets of their respective Funds available for distribution to such shareholders. It is possible, although considered highly unlikely in view of the method of operation of mutual funds, that should the assets of one class of shares be insufficient to satisfy its liabilities, the assets of another class could be subject to claims arising from the operations of the first class of shares. No changes can be made to the Fund's issued shares without shareholder approval.

       Each Fund share, when issued, is fully paid, non-assessable and fully transferable or redeemable at the shareholder's option. Each share has an equal interest in the net assets of the respective Funds, equal rights to all dividends and other distributions, and one vote for all purposes. Shares of all classes vote together for the election of Trustees and have non-cumulative voting rights, meaning that the holders of more than 50% of the shares voting for the election of Trustees could elect all Trustees if they so choose, and in such event the holders of the remaining shares could not elect any person to the Board of Trustees. The Fund intends to conduct their operations in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.

       As stated previously, to date, the Board has authorized the creation of four series (funds): Primary, U.S. Government, U.S. Treasury and Strategist Funds. All consideration received by the Trust for shares of one of the Fund and all assets in which such consideration is invested will belong to that Fund (subject only to rights of creditors of the Fund) and will be subject to the liabilities related thereto. The income attributable to, and the expenses of, one series are treated separately from those of the other series. The Trust has the ability to create, from time to time, new series without shareholder approval.

       Under Massachusetts law, the shareholders and trustees of a business trust can be personally liable for the Fund's obligations unless, as in this instance, the Declaration of Trust provides, in substance, that no shareholder or trustee shall be personally liable for the Funds and each investment portfolio's, obligations to third parties, and requires that every written contract made by the Fund contain a provision to that effect. The Declaration of Trust also requires the Fund to indemnify its shareholders and Trustees against such liabilities and any related claims or expenses.

       The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

       SEC regulations provide that if a class is separately affected by a matter requiring shareholder vote (election of Trustees, ratification of independent auditor selection, and approval of an underwriting agreement are not considered to have such separate effect and may be voted upon by the shareholders of the Fund as a whole), each class will vote separately on such matters as approval of the Investment Management Agreement, material amendments to the Plan of Distribution, and changes in the fundamental policies of the Fund. These items require approval by a majority of the affected shareholders. For this purpose a "majority" is constituted by either 50 percent of all shares voting as a group or 67 percent of the shares voted as a group at an annual meeting of shareholders at which at least 50 percent of the shares of each group are represented.

                           HOW TO BUY AND SELL SHARES

Purchases - General. Shares of the Fund are sold without a sales charge. You may be charged a fee if you effect transactions in shares of the Fund through a securities dealer, bank or other financial institution. The Fund reserves the right to reject any purchase order.

       The minimum initial investment in the Fund is $20,000 with minimum subsequent investment of $1,000. The initial investment must be accompanied by an Account Application or equivalent information. Checks drawn on foreign banks are normally not accepted by the Fund. In addition, the Fund does not accept cash investments or travellers or third party checks. The Fund reserves the right to reject any investment in the Fund for any reason and may, at any time, suspend all new investment in the Fund. Shares also may be purchased through Reserve Automatic Asset Builder (see below). In addition, the Fund reserves the right to change the minimum investment amount at any time.

       Each Fund's shares are sold on a continuous basis at the NAV per share. Checks and wires which do not correctly identify the account to be credited may be returned or delay the purchase of shares. Only federal funds wires and checks drawn on the Fund's bank are eligible for entry as of the business day received. For federal funds wires to be eligible for same-day order entry, the Fund must be notified before 2:00 PM (Eastern time) of the amount to be transmitted and the account to be credited. Payment by check not immediately convertible into federal funds will be entered as of the business day when covering federal Funds are received or bank checks are converted into federal funds. This usually occurs within two (2) business days, but may take longer. Checks delivered to the Fund's offices after 2:00 PM (Eastern time) will be considered received the next business day. Investors will be charged a fee for any check that does not clear. The Fund will only give credit for investments in the Fund on the day they become available in federal funds. A Federal Reserve wire system transfer ("Fed wire") is the only type of wire transfer that is reliably available in federal funds on the day sent. For a Fed wire to receive same day credit, the Fund must be notified before 2:00 PM (Eastern time) of the amount to be transmitted and the account to be credited. Checks and other items submitted to the Fund for investment are only accepted when submitted in proper form (i.e., receipt of all necessary information, signatures and documentation), denominated in U.S. dollars, and are credited to shareholder accounts only upon their conversion into federal funds, which normally takes one or two business days following receipt. Checks delivered to the Fund after 2:00 PM (Eastern time) are considered received on the following business day.

       If shares of the Fund are purchased by check or Automatic Transfer, the Fund may delay transmittal of redemption proceeds until such time as it has assured itself that good payment has been collected for the purchase of such shares, which may be up to 10 calendar days from date of purchase.

Share Price: NAV. The valuation of the Fund's portfolio securities is based upon their amortized cost, which does not take into account unrealized gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, there may be some periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

       The Fund's Board has established, as a particular responsibility within the overall duty of care owed to the Fund's investors, procedures reasonably designed to stabilize the Fund's price per share as computed for the purpose of purchases and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board, at such intervals as it may deem appropriate, to determine whether the Fund's NAV calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. In such review, investments for which market quotations are readily available will be valued at the most recent comparable maturity, quality and type, as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets will be valued at fair value as determined in good faith by the Board.

       The extent of any deviation between the Fund's NAV based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Fund's Board. If such deviation exceeds 1/4 of 1%, the Board will consider promptly what action, if any, will be initiated (The Trust is required by the SEC to contact the Board if the deviation is 1/2 of 1%). In the event the Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it has agreed to take such corrective action as it regards as necessary and appropriate, including: selling Fund instruments prior to maturity to realize capital gains or losses or to shorten average Fund maturity; withholding dividends or paying distributions from capital gains; redeeming shares in kind; or establishing a NAV per share by using available market quotations. Shares are offered at their NAV, which is calculated at the close of each business day as defined in the Prospectus. The NAV is not calculated on days the Exchange is closed for trading and on certain regional banking holidays. The holidays (as observed) on which the Exchange and the Fund are closed currently are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. In addition, The Reserve Fund is closed on Columbus Day and Veterans Day. The NAV of the Fund is normally maintained at $1.00 per share. No Fund can guarantee that its NAV will always remain at $1.00 per share although the Fund has managed to do so since inception.

       The NAV per share of the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its assets less liabilities) by the total number of shares of such Fund outstanding. The Board of Trustees have determined the most practical method currently available for valuing investment securities is the amortized cost method. This procedure values a money-market fund's portfolio securities, which does not take into account unrealized gains and losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. This method of valuation is designed to permit a fund to be able to maintain a stable NAV.

       In order to maintain a $1.00 share price, the Fund will utilize the following practices: maintain a dollar-weighted average portfolio maturity of 90 days or less; purchase only instruments having remaining maturities of 397 days or less; and invest only in securities determined by the Board of Trustees to be of high quality with minimal credit risk. To assess whether repurchase agreement transactions present more than minimal credit risk, the Trustees have established guidelines and monitor the creditworthiness of all entities, including banks and broker-dealers, with whom the Fund proposes to enter into repurchase agreements. In addition, such procedures are reasonably designed, taking into account current market conditions and the investment objective of the Fund, to attempt to maintain the Fund's NAV as computed for the purpose of sales and redemptions at $1.00 per share.

Share Certificates. Share certificates are not issued by the Fund.

Automatic Asset-Builder Plan. If you have an account, you may purchase shares of the Fund ($25 suggested minimum) from a checking, NOW, or bank money-market deposit account; from a U.S. government distribution ($25 suggested minimum) such as a social security, federal salary, or certain veterans' benefits, or other payment from the federal government. You may also make arrangements for the direct deposit of your payroll into your Fund account. Please call American Express at 800-297-7378 for an application.

Redemptions -- General. Redemption payments will normally be made by check or wire transfer but the Fund is authorized to make payment of redemptions partly or wholly in kind (that is, by delivery of investment securities valued at the same time as the redemption NAV is determined). The Fund has elected to permit any shareholder of record to make redemptions wholly in cash to the extent the shareholder's redemptions in any 90-day period do not exceed the lesser of $250,000 or 1% of the net assets of the respective Fund. The election is irrevocable pursuant to rules and regulations under the 1940 Act unless withdrawal is permitted by order of the SEC. Redemptions in kind are further limited by the Fund's practice of holding instruments typically with a minimum value of $1,000,000 and its intention to redeem in kind only when necessary to reduce a disparity between amortized cost and market value. In disposing of such securities, an investor might incur transaction costs and on the date of disposition might receive an amount less than the NAV of the redemption.

Written and telephone requests. Redemption instructions and options should be specified when your account is opened. Subsequent elections and changes in instructions must be in writing with the signature(s) guaranteed. Changes in registration or authorized signatories may require additional documentation. One way to redeem shares is to write a letter of instruction which states: the name(s) and signature(s) of all accountholders (signature(s) guaranteed, if necessary), account number, Fund name, the dollar amount you want to sell, and how and where to send the proceeds. If you are redeeming your IRA, please note the applicable withholding requirements.

       To reduce the risk of loss, certain situations require written instructions along with signature guarantees. These include:

             (1) redemptions for more than $5,000; or
             (2) redemptions on accounts whose address has been changed within the past 30 days; or

             (3) redemption requests to be sent to someone other than the account owner or the address of record for the past 30 days.

       You may redeem by calling the Fund at 800-297-7378. Unless you decline telephone privileges on your application and the Funds fail to take reasonable measures to verify the request, the Funds will not be liable for any unauthorized telephone redemption, or for any loss, cost or expense for acting upon an investor's telephone instructions. Telephone redemptions may be sent to the bank or brokerage account designated by the shareholder on the application or in a letter with signature guarantee. To change the designated brokerage or bank account it is necessary to contact the Firm through which shares of the Fund were purchased or, if purchased directly from the Funds, it is necessary to send a written request to the Funds with signature(s) guaranteed. The Fund reserves the right to refuse a telephone redemption if it believes it is advisable to do so.

       Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/dealers, national securities exchanges or clearing agencies deemed eligible by the SEC. Guarantees must be signed by an authorized signatory of the guarantor and "Signature Guaranteed" must appear with the signature. Notaries public cannot provide signature guarantees. The Funds may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature guarantees, please call.

Redemption by Checking. By completing the application or a signature card (for existing accounts) and certain other documentation, you can write checks in any amount against your account. Redemptions by check lengthen the time your money earns dividends, since redemptions are not made until the check is processed by the Fund. Because of this, you cannot write a check to completely liquidate your account, nor may a check be presented for certification or immediate payment. Your checks will be returned (bounced) and a fee charged if they are postdated, contain an irregularity in the signature, amount or otherwise, or are written against accounts with insufficient or uncollected funds. All transactions activity, including check redemptions, will be reported on your account statement. Checking may not be available to clients of some Firms.

       Please call American Express at 800-297-7378 for more information about charges, fees and the application process. The Fund will charge a nonrefundable annual service fee (currently $60 which may be charged to the account at the rate of $5 monthly). CPA and CPA Plus participants will be charged for specific costs incurred in placing stop payment orders, obtaining check copies and in processing returned checks. These charges may be changed at any time upon 30 days' notice to participants. Upon proper notice, the Fund may choose to impose a fee if it deems a shareholder's actions to be burdensome. In addition, Firms in this program may charge their own additional service fees and may establish their own minimum check amount.

       The use of checks by participants will be subject to the terms of your application.

Stop Payments. The Fund will honor stop payment requests on unpaid shareholder checks provided they are advised of the correct check number, payee, check amount and date. Stop payment requests received by the Fund by 2:00 PM (Eastern time) will be effective the next business day. Oral stop payment requests are effective for fourteen (14) calendar days, at which time they will be cancelled unless confirmed in writing. Written stop payment requests will remain in effect for one year. A fee will be charged for this service.

Automatic Withdrawal Plans. If you have an account with a balance of at least $15,000, you may elect in writing to participate in either of the following: (i) an Income Distribution Plan providing for monthly, quarterly or annual payments by redemption of shares from reinvested dividends or distributions paid to your account during the preceding period; or (ii) a Fixed Amount Withdrawal Plan providing for the automatic redemption of a sufficient number of shares of your account to make a specified monthly, quarterly or annual payment of a fixed amount. Changes to instructions must be in writing with signature(s) guaranteed. In order for such payments to continue under the Plan, there must be a minimum of $25 available from reinvested dividends or distributions. Payments can be made to you or your designee. An application for the Automatic Withdrawal Plans can be obtained from the Fund. The amount, frequency and recipient of the payments may be changed by giving proper written notice to the

Fund. The Fund may impose a charge, modify or terminate any Automatic Withdrawal Plan at any time after the participant has been notified. This privilege may not be available to clients of some Firms or may be available subject to conditions or limitations.

Automatic Transfer Plans (ACH). You may redeem shares of the Fund (minimum $100) without charge by telephone if you have filed a separate Reserve Automatic Transfer application with the Fund. The proceeds will be transferred between your Fund account and the checking, NOW or bank money-market deposit account (must be an Automated Clearing House member bank) designated in your application. Redemption proceeds will be on deposit in your account at the Automated Clearing House member bank ordinarily two (2) business days after receipt of the request. The Funds may impose a charge, modify or terminate this privilege at any time after the participant has been duly notified. This privilege may not be available to clients of some Firms or may be available subject to conditions or limitations.

Exchange Privilege. A shareholder may exchange shares at NAV with all Reserve money-market funds and the Reserve Private Equity Series. Shares to be acquired in an exchange must be registered for sale in the investor's state. The Fund reserves the right to record all exchange requests.

       The exchange privilege is not available for shares which have been held for less than fifteen (15) days. Exchanges by telephone are an automatic privilege unless the shareholder notifies the Fund on the Account Application that this authorization has been withheld. Unless authorization is withheld, the Fund will honor requests by any person by telephone at 800-637-1700, that the Fund deems to be valid. The Fund and its affiliates may be liable for any losses caused by their failure to employ reasonable procedures to avoid unauthorized or fraudulent instructions. To reduce such risk, the registration of the account into which shares are to be exchanged must be identical to the registration of the originating account and all telephone exchange requests will be recorded. The Fund may also require the use of a password or other form of personal identification. In addition, the Fund will provide written confirmation of exchange transactions. During periods of volatile economic and market conditions, a shareholder may have difficulty making an exchange request by telephone, in which case an exchange request would have to be made in writing.

       Exchanges of shares of one fund for another is a taxable event and may result in a gain or loss for federal income tax purposes. The exchange privilege described under this heading may not be available to clients of some Firms and some Firms may impose conditions on their clients that are different from those described in the Prospectus or SAI.

       The exchange privilege may be modified or terminated at any time, or from time to time, upon 60 days' notice to shareholders if such notice is required by the 1940 Act. The notice period may be shorter if applicable law permits. The Trust reserves the right to reject telephone or written requests submitted in bulk on behalf of ten (10) or more accounts. A pattern of frequent exchanges may be deemed by the Adviser to be abusive and contrary to the best interests of the Fund's other shareholders and, at the Adviser's discretion, may be limited by the Fund's refusal to accept additional purchases and/or exchanges from the investor and/or the imposition of fees. The Funds do not have any specific definition of what constitutes a pattern of frequent exchanges. Any such restriction will be made on a prospective basis, upon notice to the shareholder not later than ten (10) days following such shareholder's most recent exchange. Telephone and written exchange requests must be received by the Funds by 4:00 PM (Eastern time) on a regular business day to take effect that day. Exchange requests received after 4:00 PM (Eastern time) will be effected at the next calculated NAV.

Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed for more than seven (7) days only (a) when the Exchange is closed (other than for customary closings), (b) when, as determined by the SEC, trading on the Exchange is restricted or an emergency exists making it not reasonably practicable to dispose of securities owned by the Fund or for it to determine fairly the value of its net assets, or (c) for such periods as the SEC may permit. If shares of the Fund are purchased by check or Reserve Automatic Transfer, the Fund may delay transmittal of redemption proceeds until such time as it has assured itself that good payment has been collected for the purchase of such shares, which may generally take up to ten (10) business days. Shareholder checks written against funds, which are not yet considered collected, will be returned and a fee charged against the account. When a purchase is made by wire and subsequently redeemed, the proceeds from such redemptions normally will not be transmitted until two
(2) business days after the purchase.

Shareholder Service Policies. The Fund's policies concerning the shareholder services are subject to change from time to time. The Fund reserves the right to change the minimum account size subject to the $5 monthly service charge or involuntary redemption. The Fund further reserves the right to impose special service charges for services provided to individual shareholders generally including, but not limited to, fees for returned checks, stop payment orders on official checks and shareholder checks, and special research services. The Fund's standard service charges as described in the Prospectus are also subject to adjustment from time to time. In addition, the Fund reserves the right to increase its minimum initial investment amount at any time.

       If shares purchased are to be paid for by wire and the wire is not received by the fund or if shares are purchased by check, which, after deposit, is returned unpaid or proves uncollectible, the purchase may be canceled or redeemed immediately. The investor who gave notice of the intended wire or submitted the check will be held fully responsible for any losses incurred by the fund, the investment adviser or the distributor. The fund may redeem shares from any account registered in that purchaser's name and apply the proceeds therefrom to the payment of any amounts due the fund, the investment adviser or the distributor.

Purchases and Redemptions through Others. Share purchases and redemptions may also be made through brokers and financial institutions ("Firms"), which may involve such Firms' own redemption minimums, services fees, and other redemption requirements. Firms may provide varying arrangements for their clients with respect to the purchase and redemption of Fund shares and may arrange with their clients for other investment or administrative services. Firms are responsible for the prompt transmission of purchase and redemption orders. Some Firms which utilize a centralized purchase method for shares may have an earlier cut-off for purchase orders than stated above and may establish higher minimum investment requirements than set forth above. Some Firms may independently establish and charge additional fees for their services, which would reduce their clients' yield or return. Firms may also hold shares in nominee or street name on behalf of their clients. In such instances, the Fund's transfer agents will have no information about their accounts, which will be available only from their Firm. Some of these firms participate in the Fund's Plan of Distribution ("Plan"). Under the Plan, Firms may receive compensation for recordkeeping and other services and assistance in distributing Fund shares. In addition, certain privileges with respect to the purchase and redemption of shares (such as check writing redemptions) or the reinvestment of dividends may not be available through such Firms or may only be available subject to certain conditions or limitations. Some Firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, changes of registration and dividend-payees and may perform functions such as generation of confirmations and periodic statements and disbursement of cash dividends. The Prospectus should be read in connection with such Firm's material

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

       The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"), so long as such qualification is in the best interests of shareholders. Such qualification relieves the Fund of any liability for federal income tax to the extent its earnings are distributed in accordance with applicable provisions of the Code. If the Fund did not qualify as a regulated investment company, it would be treated for tax purposes as an ordinary corporation subject to federal income tax.

       The Fund ordinarily declares dividends from its net investment income on each day the Exchange and The Reserve Fund is open for business. The Fund's earnings for Saturdays, Sundays and holidays are declared as dividends on the preceding business day. Dividends paid out of the Fund's investment company taxable income will be taxable to a U.S. shareholder as ordinary income. Because no portion of the Fund's income is expected to consist of dividends paid by U.S. corporations, no portion of the dividends paid by the Fund is expected to be eligible for the corporate dividends-received deduction. Distributions of net capital gains, if any, designated as capital gain dividends are taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held the Fund's shares, and are not eligible for the dividends-received deduction. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the NAV of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the NAV of those shares.

       If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to the Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such dividends or distributions and all future dividends and distributions payable to you in additional Fund shares at NAV. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

       Gain derived by the Fund from the disposition of any market discount bonds (i.e., bonds purchased other than at original issue, where the face value of the bonds exceeds their purchase price) held by the Fund generally will be taxed as ordinary income to the extent of the accrued market discount on the bonds, unless the Fund elects to include the market discount in income as it accrues.

       Gains or losses attributable to fluctuations in exchange rates which occur between the time the Strategist Fund accrues receivables or liabilities denominated in a foreign currency, and the time the Strategist Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the Strategist Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

       Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

       Upon the sale or other disposition of shares of the Fund, in the event that the Fund fails to maintain a constant NAV per share, a shareholder may realize a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares. Furthermore, a loss realized by a shareholder on the redemption, sale or exchange of shares of the Fund with respect to which exempt-interest dividends have been paid will, to the extent of such exempt-interest dividends, be disallowed if such shares have been held by the shareholder for less than six months.

       The Fund is required by federal law to withhold 31% of dividends and other distributions that are subject to federal income tax if (i) a correct and certified Taxpayer Identification Number ("TIN") is not provided for your account, (ii) you fail to certify that you have not been notified by the IRS that you underreported taxable interest or dividend payments, or (iii) The Fund is notified by the IRS (or a broker) that the TIN provided is incorrect or you are otherwise subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Amounts withheld and forwarded to the IRS can be credited as a payment of tax when completing your federal income tax return. For individual shareholders, the TIN is the social security number.

       The tax consequences to a foreign shareholder of an investment in the Fund may be different from those described herein.

       Investors are advised to consult their own tax advisor(s) with respect to the particular tax consequences to them of an investment in the Fund.

                                YIELD INFORMATION

       For the seven-day period ended May 31, 1999, the Strategist Fund's yield was 4.48% and its effective yield was 4.58%.

       Yield is computed in accordance with a standardized method which involves determining the net change in the value of a hypothetical pre-existing Fund account having a balance of one share at the beginning of a seven calendar day period for which the yield is to be quoted, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares and fees that may be charged to shareholder accounts, in proportion to the length of the base period and the Fund's average account size, but does not include realized gains and losses or unrealized appreciation and depreciation. Effective yield is computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

       Yields will fluctuate and are not necessarily representative of future results. You should remember that yield is a function of the type and quality of the instruments in the portfolio, portfolio maturity and operating expenses. Your principal in the Fund is not guaranteed. See above "Share Price: NAV" for a discussion of the manner in which the Fund's price per share is determined.

       Yield information is useful in reviewing the Fund's performance relative to other funds that hold investments of similar quality. Because yields will fluctuate, yield information may not provide a basis for comparison with bank and thrift certificates of deposit which normally pay a fixed rate for a fixed term and are subject to a penalty for withdrawals prior to maturity which will reduce their return.

       Comparative performance information may be used from time to time in advertising or marketing the Fund's shares, including data various industry publications. From time to time, the Fund in its advertising and sales literature may refer to the growth of assets managed or administered by RMCI over certain time periods.

                               GENERAL INFORMATION

Joint Ownership. When an account is registered in the name of one person or another, for example a husband or wife, either person is entitled to redeem shares in the account. The Fund assumes no responsibility to either owner for actions taken by the other with respect to an account so registered. The Application provides that persons who register their account indemnify and hold the Fund harmless for actions taken by either party.

Reports and Statements. Shareholders receive an Annual Report containing audited financial statements and an unaudited Semi-Annual Report. An account statement is sent to each shareholder at least quarterly. Shareholders who are clients of some Firms will receive an account statement combining transactions in Fund shares with account statements covering other brokerage or mutual fund accounts. Shareholders have a duty to examine their account statement(s) and report any discrepancies to the Fund or your financial advisor immediately. Failure to do so could result in the shareholder suffering a loss. Further, shareholders are advised to retain account statements.

Easy Access. Easy Access is the Fund's 24-hour toll-free telephone service that lets customers use a touch-tone phone for a variety of options including yields, account balances, check reorders, touch tone bill payment and other options. To use it, call 800-297-7378 and follow the instructions.

Inquiries. Shareholders should direct their inquiries to the firm from which they received this Prospectus or directly to The Reserve Funds, 1250 Broadway, New York, NY 10001-3701 or 800-637-1700.

                                     RATINGS

The following are the rating designations of short-term instruments and their respective meanings.

STANDARD & POOR'S CORPORATION. A-1: This designation is the highest category of S&P and indicates that the degree of safety regarding timely payment is strong. Those short-term obligations that are extremely strong characteristics will be denoted with a plus (+).

MOODY'S INVESTORS SERVICE, INC. Prime-1 (P-1): Issuers rated P-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternative liquidity.

There are three categories for short-term obligations that define an investment grade situation designated Moody's Investment Grade as MIG1 (best) through MIG3. MIG1 denotes best quality, i.e., there is a strong protection by established cash flows, superior liquidity support or demonstrated broad-based market access for re-financing. MIG2 denotes high quality, the margins of protection are ample but not as large as MIG1.

DUFF & PHELPS CREDIT RATING CO. Duff-1: Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor. Those issues determined to have the highest certainty of timely payment and whose safety is just below risk-free U.S. Treasury short-term obligations will be denoted with a plus (+) sign designation. Those issues determined to have a high certainty of timely payment and whose risk factors are very small will be denoted with a minus (-) sign designation.

FITCH IBCA. F1: This designation indicates the strongest credit quality. Issues assigned this rating reflect an assurance of timely payment. Those obligations with an exceptionally strong credit quality will be denoted with a plus (+) sign. Issues assigned the rating of F1+ are regarded as having the strongest degree assurance for timely payment.

                              FINANCIAL STATEMENTS

Financial Statements (audited) for the Strategist Money-Market Fund for the fiscal year ended May 31, 1999, including notes thereto, are incorporated by reference in the SAI from the Trust's Annual Report to Shareholders dated May 31, 1999 filed with the SEC on July 30, 1999.

[AMERICAN EXPRESS LOGO]




                     American Express Money-Market Accounts



                                   Prospectus
                                  July 31, 1999




The Reserve Fund, Reserve Tax-Exempt Trust and Reserve New York Tax-Exempt Trust (the "Trusts"), are registered investment companies, which offer thirteen no-load money-market funds in this Prospectus:

                  o  Primary Fund,
                  o  U.S. Government Fund,
                  o  U.S. Treasury Fund,
                  o  Interstate Tax-Exempt Fund,
                  o  California II Tax-Exempt Fund
                  o  Connecticut Tax-Exempt Fund,
                  o  Florida Tax-Exempt Fund,
                  o  Massachusetts Tax-Exempt Fund,
                  o  Michigan Tax-Exempt Fund,
                  o  New Jersey Tax-Exempt Fund,
                  o  New York Tax-Exempt Fund,
                  o  Ohio Tax-Exempt Fund, and
                  o  Pennsylvania Tax-Exempt Fund,
                     (each a "Fund", collectively "the Funds")





                                 ---------------

These Securities Have Not Been Approved Or Disapproved By The Securities And Exchange Commission Nor Has The Commission Passed Upon The Accuracy Or Adequacy Of This Prospectus. Any Representation To The Contrary Is A Criminal Offense.

                                ---------------

                                TABLE OF CONTENTS

                                                       Page
                                                       ----

                  Investment Objectives & Principal
                    Strategies........................      2
                  Performance History.................      5
                  Fees & Expenses of the Fund.........      9
                  Management..........................      9
                  How to Buy Shares...................     10
                  Selling Fund Shares.................     11
                  Tax Consequences....................     12
                  General Information.................     13
                  Financial Highlights................     13


                  INVESTMENT OBJECTIVES & PRINCIPAL STRATEGIES

      The investment objective of the Primary, U.S. Government and U.S. Treasury Funds is to seek as high a level of current income as is consistent with preservation of capital and liquidity. The investment objective of the California II Tax-Exempt, Connecticut Tax-Exempt, Florida Tax-Exempt, Massachusetts Tax-Exempt, Michigan Tax-Exempt, New Jersey Tax-Exempt, New York Tax-Exempt Fund, Ohio Tax-Exempt and Pennsylvania Tax-Exempt Funds is to seek as high a level of short-term interest income exempt from federal income and state and local personal income and/or property taxes, if any, for resident holders of the particular state fund as is consistent with preservation of capital and liquidity. The investment objective of the Interstate Tax-Exempt Fund is to seek as high a level of short-term interest income exempt from federal income taxes as is consistent with preservation of capital and liquidity. However, achievement of the objectives cannot be assured.

      The Funds are designed for institutions and individuals as a convenient alternative to the direct investment of temporary cash balances in short-term money-market accounts or instruments. The Funds seek to employ idle cash at yields competitive with yields of other comparable short-term investments, and are designed to reduce or eliminate for the investor the mechanical problems of direct investment in money-market instruments such as scheduling maturities, evaluating the credit of issuers, investing in round lots, safeguarding receipt and delivery of securities and reinvesting.

      The Funds seek to maintain a stable $1.00 share price. The portfolio managers monitor a range of economic and financial factors. Based on their analysis, the Funds are invested in a mix of U.S. dollar denominated money-market securities that are intended to provide as high a yield as possible without violating the Fund's credit quality policies or jeopardizing the stability of its share price.

Primary Fund. The Primary Fund seeks to attain its objective by investing in instruments issued by the U.S. government, its agencies and instrumentalities ("U.S. government securities"), deposit-type obligations, such as negotiable certificates of deposit and time deposits, bankers' acceptances and letters of credit of domestic and foreign banks, savings and loan associations and savings banks, high-quality domestic and foreign commercial paper as determined by nationally recognized statistical rating organizations non-rated instruments of comparable quality as determined by the Board of Trustees, other short-term instruments of similar quality, and instruments fully collateralized by such obligations.

      The Primary Fund will invest in obligations of U.S. banking institutions that are insured by the Federal Deposit Insurance Corporation and commercial paper, which is rated at the time of investment, P-1 by Moody's Investors Service, Inc. ("Moody's"), A-1 by Standard & Poor's Corporation ("S&P") or the equivalent if rated by another rating agency. The Primary Fund may also invest in obligations of foreign branches of both U.S. banks and foreign banks (Eurodollars). Investment in foreign banks will be limited to those located in Australia, Canada, Western Europe and Japan and which, at the time of investment, have more than $25 billion (or the equivalent in other currencies) in total assets and which, in the opinion of the Fund's Adviser, are of comparable quality to the U.S. banks which may be purchased by the Fund. The Primary Fund may also invest in municipal obligations, the interest on which is not exempt from federal income taxation.

U.S. Government Fund. The U.S. Government Fund seeks to attain its objective by investing exclusively in securities backed by full faith and credit of the U.S. government, such as U.S. Treasury securities, obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, and repurchase agreement supported by such investments.

U.S. Treasury Fund. The U.S. Treasury Fund seeks to attain its objective by investing exclusively in securities backed by the full faith and credit of the U.S government which provide interest income exempt in most states from state and local personal income taxes. Typically, the Fund's assets will be invested in U.S. Treasury securities.

      The "full faith and credit" backing is considered the strongest backing offered by the U.S. government and to be the highest degree of safety with respect to the payment of principal and interest.

      The Funds may invest in repurchase agreements ("repos") but will limit them to those banks and securities dealers who are deemed creditworthy pursuant to the guidelines adopted by the Trust's Board of Trustees ("Trustees"). The U.S. Government and U.S. Treasury Funds will further limit their investment in repos to those whose underlying obligations are backed by the full faith and credit of the United States, and, in the case of the U.S. Treasury Fund, repos will not exceed 5% of its total assets except for temporary or emergency purposes. Securities subject to repos will be placed in a segregated account and will be monitored to ensure that the market value of the securities plus any accrued interest will at least equal the repurchase price.

Tax-Exempt Funds (California II, Connecticut, Florida, Massachusetts, Michigan, New Jersey, New York, Ohio, Pennsylvania and Interstate Tax-Exempt Funds). A principal investment strategy of the Tax-Exempt Funds, with the exception of the Interstate Tax-Exempt Fund, is investing at least 80% of the value of each Fund's net assets in municipal obligations which are exempt from federal, income and state and, with respect to the New York Tax-Exempt Fund, local personal income taxes and, with respect to the Florida Tax-Exempt Fund, the Florida intangibles tax, and with respect to the Pennsylvania Tax-Exempt Fund, the Pennsylvania county personal property tax, unless it has adopted a temporary defensive position. In addition, during periods when Reserve Management Company Inc. ("RMCI") believes that municipal obligations meeting each respective Fund's quality standards are not available, a Fund may invest up to 20% of the value of its net assets, or a greater percentage on a temporary basis, in municipal obligations exempt only from federal income taxes.

      The Interstate Tax-Exempt Fund invests principally in short-term obligations issued by the states, territories and possessions of the United States and their political subdivisions, duly constituted authorities and corporations The Fund intends to invest at least 80% of the value of the Fund's net assets in municipal obligations which are exempt from federal income tax, unless it has adopted a temporary defensive position.

      The Tax-Exempt Funds' investment strategies include investing primarily in municipal money-market securities. The Funds invest principally in high-quality, tax-exempt obligations issued by states, counties, municipalities, authorities or other political subdivisions. These securities are generally referred to as "municipal obligations."

      The interest on securities generally known as municipal obligations is exempt from federal income tax in the opinion of either bond counsel for the issuers or, in some instances, the issuer itself. These securities may be issued to raise money for various public purposes such as constructing public facilities, while others are issued to obtain funding for privately operated facilities. General obligation bonds and notes are backed by the taxing power of the issuer. Revenue bonds and notes are backed by the revenues of a project or facility such as tolls from a toll road or, in some cases, from the proceeds of a special excise tax, but not by the general taxing power. Industrial development revenue bonds and notes are a specific type of revenue bond or note backed by the credit of a private issuer. Municipal obligations bear fixed, variable or floating rates of interest.

      The Funds will purchase tax-exempt securities which are rated MIG1 or MIG2 by Moody's Investor Services, Inc. ("Moody's"), SP-1 or SP-2 by Standard & Poor's Corporation ("S&P") or the equivalent. Municipal obligations which are not rated may also be purchased provided Reserve Management Company Inc. ("RMCI"), the Adviser determines them to be of comparable quality pursuant to guidelines established by the Board of Trustees ("Trustees").

      Interest received on certain otherwise tax-exempt securities ("private activity bonds") is subject to a federal Alternative Minimum Tax ("AMT"). It is the position of the SEC that in order for a fund to call itself "tax-free", not more than 20% of its net assets may be invested in municipal securities subject to the AMT or at least 80% of its income will be tax-exempt. Income received on such securities is classified as a "tax preference item," which could subject certain shareholders of each Fund to the AMT.

      Although not a principal strategy, all the Funds are allowed to invest all or substantially all of its investable assets, except to the extent required to remain uninvested to satisfy cash requirements, in another open-end management company having the same investment objective and substantially similar policies and restriction.

      RMCI uses its reasonable business judgment in selecting investments in addition to considering the ratings of Moody's, S&P and other rating services, when available.

      The investment objective and principal strategies are summarized here. For more information on the investment objective and strategies, please read each Fund's Statement of Additional Information ("SAI"). A Fund may have to adopt a temporary defensive position. In that event, the Fund might not be able to attain its objective.

Principal Risks of Investing in the Funds. The Funds are money-market funds which are a specific type of fund that seeks to maintain a $1.00 price per share. An investment in a Fund is not insured or guaranteed by the U.S. government, Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Additionally, each Fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

      While each Fund has maintained a constant share price since inception, and will strive to do so, the following factors could reduce the Fund's income level and/or share price:

       o as to all Funds, interest rates could rise sharply, causing the value of the Funds' securities, and share price, to drop.
       o as to all Funds, repos could involve risks in the event of a default of the repo counterparty, including possible delays, losses or restrictions upon a Fund's ability to dispose of the underlying securities.
       o as to the Primary Fund, there are risks generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry.
       o as to the Primary Fund, Euro and Yankee dollar investments involve certain risks that are different from investments in domestic obligations of U.S. banks. These risks may include unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls or other governmental restrictions which might affect payment of principal or interest. In addition, foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. banks. Further, adverse political, regulatory, market or economic developments in foreign countries can affect entities located in those countries.
       o as to the Tax-Exempt Funds, the value of municipal securities may be affected by uncertainties and changes in municipal market-related legislation or litigation.
       o as to the Tax-Exempt Funds, which invest in industrial revenue development bonds and notes secured by letters of credit or guarantees of banks, the risks generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry.
       o overall, a decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money-market security to decrease.
       o as to the "Single State" Tax-Exempt Funds, the municipal market is volatile and there are risks associated with investing in a particular state. For example, adverse economic or political conditions within a specific state can significantly affect the financial condition and credit quality of the issuers of municipal securities located in that state. Please read below some of the risks particular to the "Single State" Tax-Exempt Funds offered in this Prospectus.
           - as to the California II Tax-Exempt Fund, investors should consider carefully the special risks inherent in the Fund's investments in California municipal obligations, which result from statutes that limit the taxing and spending authority of California governmental agencies, as well as the general financial condition of the State.
           - as to the Connecticut Tax-Exempt Fund, the credit quality of the Connecticut Tax-Exempt Fund will depend on the continued financial strength of the State of Connecticut and its political subdivisions. Connecticut's economy relies in part on activities that may be adversely affected by cyclical change, and recent declines in defense spending have had a significant impact on unemployment levels.
           - as to the Florida Tax-Exempt Fund, investors should realize that the revenue of Florida is closely tied to its tourism business. A decline in tourism revenues could adversely affect revenues, principally sales tax revenue that is vulnerable to economic cycles.
           - as to the Massachusetts Tax-Exempt Fund, investors should realize that since 1989, Massachusetts has experienced growth rates significantly below the national average and an economic recession in 1990 and 1991 caused negative growth rates. Massachusetts' economic and fiscal problems in the late 1980s and early 1990s caused several rating agencies to lower their credit ratings.
           - as to the Michigan Tax-Exempt Fund, investors should realize that Michigan's fiscal condition continues to be tested by its dependence on the inherently cyclical auto industry.
           - as to the New Jersey Tax-Exempt Fund, investors should be aware that from time to time, New Jersey's economic performance has trailed the rest of the nation. Reflecting on such economic downturn, the State's unemployment rate rose to a peak of 8.5% during 1992.
           - as to the New York Tax-Exempt Fund, investors should consider the special risks inherent in investing in New York municipal obligations which result from the financial condition of New York State, certain of its public bodies and municipalities, and New York City.
           - as to the Ohio Tax-Exempt Fund, investors should realize that Ohio's fiscal condition is closely tied to the State's ability to minimize its exposure to cyclical downturns in the manufacturing sector.
            -as to the Pennsylvania Tax-Exempt Fund, investors should be aware that many different social, environmental and economic factors may affect the financial condition of Pennsylvania and its political subdivisions and, that from time to time, Pennsylvania and certain of its political subdivisions have encountered financial difficulties which have adversely affected their respective credit standings.

Year 2000. Many computer software systems in use today cannot distinguish year 2000 from the year 1900. Most of the services provided to the Trust depend on the smooth functioning of computer systems. The Trust could be adversely affected if the computer systems and service providers that interface with it are unable to process data from January 1, 2000 and after; however, steps are being taken to reasonably address this issue and to obtain assurance that comparable efforts are being made by service providers. There can be no assurance that these steps will be sufficient to avoid any adverse impact to the Trust. In addition, because the Year 2000 issue affects virtually all organizations, the extent of its impact cannot be predicted.

Other Risks. These risks are discussed in more detail in the SAI of each Fund. Most of the Funds' performance depends on interest rates. When interest rates fall, the Funds' yields will typically fall as well.

      The Reserve Fund's emphasis on the high credit quality of its investments may mean that its yields are lower than those available from certain other money-market funds which may invest in commercial paper. Because of the low level of risk, over time, a money-market fund may produce lower returns than bond or stock investments which entail higher levels of risk.

                               PERFORMANCE HISTORY

      The bar charts below show the Funds' annual returns for the past ten years or since the first calendar year since inception, together with the best and worst quarters. The California II, Michigan and Ohio Tax-Exempt Funds did not begin offering shares until June 28, 1999; December 14, 1998; and April 1, 1998, respectively. As such, they do not appear in the tables because a full calendar year does not exist. The accompanying "Average Annual Total Return as of December 31, 1998" table gives some indication of risk of an investment in the Funds. The tables assume reinvestment of dividends and distributions, if any. As with all mutual funds, the past is not a prediction of the future.

                                  Primary Fund

Annual Total Returns as of December 31,

    9.16%          7.88%        5.59%         3.17%        2.39%         3.49%        5.27%        4.67%        4.87%      4.81%
    1989           1990         1991          1992         1993          1994         1995         1996         1997       1998

Best Quarter: 3rd Q 1989 2.40%
Worst Quarter: 2nd Q 1993 0.58%

Most Recent Calendar Quarter: 2nd Q 1999  3.99%

Average Annual Total Returns as of December 31, 1998

      1                5              10
    Year             Years           Years
    ----             -----           -----
    4.81%             4.62%         5.11%

                              U.S. Government Fund

Annual Total Returns as of December 31,

    9.10%          7.80%        5.32%         3.09%        2.30%         3.42%        5.18%        4.60%        4.76%      4.69%
    1989           1990         1991          1992         1993          1994         1995         1996         1997       1998

Best Quarter: 3rd Q 1989 2.17%
Worst Quarter: 2nd Q 1993 0.20%

Most Recent Calendar Quarter: 2nd Q 1999  3.89%

Average Annual Total Returns as of December 31, 1998

      1                5              10
    Year             Years           Years
    ----             -----           -----
    4.69%             4.53%          5.01%

                               U.S. Treasury Fund

Annual Total Returns as of December 31,

    2.19%        3.68%         4.96%        4.53%        4.61%      4.52%
    1993         1994          1995         1996         1997       1998

Best Quarter: 3rd Q 1995 1.20%
Worst Quarter: 1st Q 1993 0.19%

Most Recent Calendar Quarter: 2nd Q 1999  3.85%

Average Annual Total Returns as of December 31, 1998

     1                 5              10
    Year             Years           Years
    ----             -----           -----
    4.52%            4.46%           3.89%

                           Interstate Tax-Exempt Fund

Annual Total Returns as of December 31,

   6.03%       5.52%     4.15%      2.59%      1.73%     2.05%      3.07%      2.61%     2.78%      2.68%
   1989        1990       1991      1992       1993       1994      1995       1996       1997      1998

Best Quarter :  2nd Q 1989 1.55%
Worst Quarter: 1st Q 1994 0.38%

Most Recent Calendar Quarter: 2nd Q 1999  2.41%

Average Annual Total Returns as of December 31, 1998

      1 Year          5 Years          10 Years
      ------          -------          --------
       2.68%           2.64%             3.31%

                            New York Tax-Exempt Fund

Average Total Returns as of December 31,

    5.50%          5.17%        3.79%         2.26%        1.48%         1.97%        2.96%        2.51%        2.68%      2.48%
    1989           1990         1991          1992         1993          1994         1995         1996         1997       1998

Best Quarter: 2nd Q 1989 1.41%
Worst Quarter: 2nd Q 1993 0.36%

Most Recent Calendar Quarter: 2nd Q 1999  2.25%

Average Annual Total Returns as of December 31, 1998

      1                5              10
    Year             Years           Years
    ----             -----           -----
    2.48%             2.52%         3.07%

                           Connecticut Tax-Exempt Fund

Annual Total Returns as of December 31,

    5.77%          5.18%        3.62%         2.25%        1.64%         2.06%        2.85%        2.45%        2.66%      2.50%
    1989           1990         1991          1992         1993          1994         1995         1996         1997       1998

Best Quarter: 4th Q 1989 1.41%%
Worst Quarter: 1st Q 1993 0.38%

Most Recent Calendar Quarter: 2nd Q 1999  2.16%

Average Annual Total Returns as of December 31, 1998

      1                5              10
    Year             Years          Years
    ----             -----          -----
    2.50%            2.50%          3.09%

                             Florida Tax-Exempt Fund

Annual Total Returns as of December 31,

    2.66%        2.62%
    1997         1998

Best Quarter: 2nd Q 1998 0.73%
Worst Quarter: 1st Q 1997 0.54%

Most Recent Calendar Quarter: 2nd Q 1999  2.38%

Average Annual Total Returns as of December 31, 1998

      1            Since
    Year         Inception
    ----         ---------
    2.62%          2.59%

                          Massachusetts Tax-Exempt Fund

Annual Total Returns as of December 31,

    4.22%          2.46%        1.83%         2.17%        2.96%         2.57%       2.87%      2.53%
    1991           1992         1993          1994         1995          1996        1997       1998

Best Quarter: 4th Q 1990 1.50%
Worst Quarter: 4th Q 1993 0.45%

Most Recent Calendar Quarter: 2nd Q 1999  2.17%

Average Annual Total Returns as of December 31, 1998

       1               5             Since
     Year            Years           Years
     ----            -----           -----
    2.53%            2.62%           3.93%

                           New Jersey Tax-Exempt Fund

Annual Total Returns as of December 31,

    2.87%          2.41%       2.55%       2.42%
    1995           1996        1997        1998

Best Quarter: 1st Q 1995 0.71%
Worst Quarter: 3rd Q 1994 0.48%

Most Recent Calendar Quarter: 2nd Q 1999  2.23%

Average Annual Total Returns as of December 31, 1998

       1            Since
     Year         Inception
     ----         ---------
     2.42%          2.72%

                          Pennsylvania Tax-Exempt Fund

Annual Total Returns as of December 31,

    2.53%
    1998

Best Quarter: 4th Q 1997 0.69%
Worst Quarter: 1st Q 1998 0.59%

Most Recent Calendar Quarter: 2nd Q 1999  2.38%

Average Annual Total Returns as of December 31, 1998

      1             Since
     Year         Inception
     ----         ---------
     2.53%          2.59%

      For the Funds' current yield, call toll-free (800) 637-1700 or visit our web site at www.reservefunds.com.

                          FEES & EXPENSES OF THE FUNDS

      If you buy and hold shares of the Funds you may pay certain fees and expenses which are described in the table below. There are no sales charges (loads) or exchange fees associated with an investment in the Funds. Annual fund operating expenses are paid out of the assets of each Fund, so their effect is included in each Fund's share price. Annual fund operating expenses, indicated in the table below, reflect expenses for the Funds' fiscal year ended May 31, 1999.

                        Shareholder Fees for all Funds
                  (Fees paid directly from your investment)


              Sales Load Imposed on Purchases.........................  None
              Sales Load Imposed on Reinvested Dividends..............  None


These are all no-load funds. There are no direct shareholders fees. Please see the "Annual Fund Operating Expenses for all Funds" table below.

                 Annual Fund Operating Expenses for all Funds
                (Expenses that are deducted from Fund assets)


              Comprehensive Management Fee (a)...........          .80%
              Distribution (12b-1) Fees (b)..............          .20
                                                                  ----
              Total Annual Fund Operating Expenses.......         1.00%
                                                                  ====

(a) The comprehensive management fee includes advisory and customary operating expenses. However, the Funds may be charged for certain non-recurring extraordinary expenses and its allocated or direct share of certain other expenses. See "Management".

(b) The Funds have adopted a Rule 12b-1 plan which allows the Funds to pay distribution fees for the sale and distribution of its shares. The maximum level of distribution expenses is 0.20% per year of each Fund's average net assets. As these fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Example: This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example should not be considered indicative of future investment returns and operating expenses which may be more or less than those shown. This example is based on the annual fund operating expenses described in the table.

      This example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


              One Year        Three Years      Five Years       Ten Years
              --------        -----------      ----------       ---------
                $102             $318             $552           $1,225


         Please note that the above example is an estimate of the expenses to be incurred by shareholders of the Funds. Actual expenses may be higher or lower than those reflected above. You would pay the same if you did not redeem your shares.

                                   MANAGEMENT

Investment Adviser. Since November 15, 1971, Reserve Management Company, Inc. ("RMCI") 1250 Broadway, New York, NY 10001 and its affiliates have provided investment advice to The Reserve Funds. RMCI serves as the investment adviser to the Funds under an Investment Management Agreement (the "Agreement") with the Funds (the "Trust"). As a result of recent shareholder votes, each of the Funds has entered into a new Investment Management Agreement with RMCI, which is substantially similar to the Investment Management Agreement previously in effect with regard to each Fund, except for a new comprehensive management fee. The U.S. Treasury, California II Tax-Exempt and Michigan Tax-Exempt Funds, since inception, have been subject to a comprehensive management fee. The new Investment Management Agreements became effective June 26, 1999. The Agreement provides that RMCI will furnish continuous investment advisory and management services to the Funds. In addition to the Funds, RMCI provides investment management services to other mutual funds within the Reserve family of funds and, as of May 31, 1999, had approximately $5.6 billion under management.

      RMCI manages the investment portfolios of the Funds, subject to policies adopted by the Trustees. For its services, RMCI receives a fee of 0.80% per year of the average daily net assets of each Fund. RMCI pays all employee and customary operating expenses of the Fund. Excluded from the definition of customary operating expenses are interest, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, and the fees of the disinterested Trustees, for which each Fund pays its direct or allocated share. For the fiscal year ended May 31, 1999, RMCI received management fees under the investment management agreements previously in effect with regard to each Fund. For the fiscal year ended May 31, 1999, the Primary, U.S. Government and U.S. Treasury Fund paid RMCI $13,863,140, $3,530,115 and $2,208,713, respectively. For the fiscal year ended May 31, 1999, the Interstate Tax-Exempt, California II Tax-Exempt, Connecticut Tax-Exempt, Florida Tax-Exempt, Massachusetts Tax-Exempt, Michigan Tax-Exempt, New Jersey Tax-Exempt, New York Tax-Exempt Fund, Ohio Tax-Exempt and Pennsylvania Tax-Exempt Funds paid RMCI $1,801,995, $0, $231,720, $110,877 $131,448, $2,705, $225,279, $941,347, $8,867 and $94,163,
respectively.

                                HOW TO BUY SHARES

Share Price: Net Asset Value. Investors pay no sales charges to invest in the Funds. The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of a Fund, is called the Fund's net asset value ("NAV") per share. The NAV is calculated by taking the total value of a Fund's assets, subtracting its liabilities, and then dividing by the number of shares that have already been issued. Each Fund uses the amortized cost method of valuing its securities under Rule 2a-7 of the 1940 Act. This is a standard calculation, and forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. The NAV is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the Exchange is open. NAV is not calculated on days the Exchange is closed and regional bank holidays. Your order will be priced at the next NAV calculated after your order is accepted (i.e., converted to federal funds) by the Funds.

Purchase of Shares. The minimum initial investment is $1,000 (IRA minimum $250) with no minimum subsequent investment. All investments must be in U.S. dollars. Third-party, foreign and travellers checks, as well as cash investments will not be accepted. For clients of certain broker-dealers and financial institutions ("Firms"), shares may be purchased directly through such Firms. However, purchases may be subject to the Firms' own minimums and purchase requirements. Purchase orders are not accepted on days the Exchange is closed for trading and regional bank holidays.

       o By check - (drawn on U.S. bank) payable to The Reserve Funds, 1250 Broadway, New York, NY 10001-3701. You must include your account number (or Taxpayer Identification Number) on the "pay to the order of" line for each check made payable to The Reserve Funds or within the endorsement for each check endorsed to The Reserve Funds.

       o By wire - Prior to calling your bank, call The Reserve Funds at 800-637-1700 for specific instructions or the Firm from which you received this Prospectus.

      Checks and wires which do not correctly identify the account to be credited may be returned or delay the purchase of shares. Only federal funds wires and checks drawn on the Fund's bank are eligible for entry as of the business day received. For federal funds wires to be eligible for same-day order entry, the Funds must be notified before 2:00 PM (Eastern time, 11:00 AM for the U.S. Treasury and Interstate Tax-Exempt Funds) of the amount to be transmitted and the account to be credited. Payment by check not immediately convertible into federal funds will be entered as of the business day when covering federal funds are received or bank checks are converted into federal funds. This usually occurs within two (2) business days, but may take longer. Checks delivered to the Fund's offices after 2:00 PM (Eastern time, 11:00 AM for the U.S. Treasury, "Single State" Tax-Exempt and Interstate Tax-Exempt Funds) will be considered received the next business day. Investors will be charged a fee $15 for any check that does not clear and will be responsible for any losses suffered by the Funds as a result.

Reserve Automatic Asset-Builder Plan. If you have an account, you may purchase shares of a Fund ($25 suggested minimum) from a checking, NOW, or bank money-market deposit account or from a U.S. government distribution ($25 suggested minimum) such as social security, federal salary, or certain veterans' benefits, or other payment from the federal government. You may also purchase shares automatically by arranging to have your payroll deposited directly into your Reserve account. Please call the Funds at 800-637-1700 for an application.

Individual Retirement Accounts. Investors may use the Funds as an investment for Individual Retirement Accounts ("IRAs"). A master IRA plan with information regarding administration fees and other details is available from the Funds.

Third-party Investments. Investments made through a third party (rather than directly with Reserve) such as a financial services agent may be subject to policies and fees different than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Investors should consult a representative of the plan or financial institution if in doubt.

Distributors. The Fund's' distributor is Resrv Partners, Inc. ("RESRV"), 1250 Broadway, New York, NY 10001-3701.

Restrictions. Certain other restrictions and conditions for buying shares apply to the Funds. Please see the SAI for more information.

                               SELLING FUND SHARES

      Investors may sell shares at any time. Shares will be sold at NAV determined after the redemption request is received by the Fund. Each Fund usually transmits payments the same day when requests are received before 12:00 noon (Eastern time, 11:00 AM for the U.S. Treasury "Single State" Tax-Exempt and Interstate Tax-Exempt Funds) and the next business day for requests received after the time specified to enable shareholders to receive additional dividends. Shares do not earn dividends on the day a redemption is effected, regardless of the time the order is received. Orders will be processed promptly and investors will generally receive the proceeds within a week after receiving your properly completed request. The Funds strongly suggest (but does not require) that each telephone redemption be at least $1000, except for redemptions which are intended to liquidate an account. A shareholder will be charged $2 for redemption checks issued for less than $100. Upon request, redemptions will be made by bank wire; however, wire redemptions of less than $10,000 will be charged a fee (currently $10). The Funds assume no responsibility for delays in the receipt of wired or mailed funds.

Written and telephone requests. Redemption instructions and options should be specified when your account is opened. Subsequent elections and changes in instructions must be in writing with the signature(s) guaranteed. Changes in registration or authorized signatories may require additional documentation. One way to redeem shares is to write a letter of instruction which states: the name(s) and signature(s) of all accountholders (signature(s) guaranteed, if necessary), account number, Fund name, the dollar amount you want to sell, and how and where to send the proceeds. If you are redeeming your IRA, please note the applicable withholding requirements.

      To reduce the risk of loss, certain situations require written instructions along with signature guarantees. These include:

         (1) redemptions for more than $5,000; or
         (2) redemptions on accounts whose address has been changed within the past 30 days; or
         (3) redemption requests to be sent to someone other than the account owner or the address of record for the past 30 days.

      You may redeem by calling the Funds at 800-637-1700. Unless you decline telephone privileges on your application and the Funds fail to take reasonable measures to verify the request, the Funds will not be liable for any unauthorized telephone redemption, or for any loss, cost or expense for acting upon an investor's telephone instructions. Telephone redemptions may be sent to the bank or brokerage account designated by the shareholder on the application or in a letter with signature guarantee. To change the designated brokerage or bank account it is necessary to contact the Firm through which shares of the Fund were purchased or, if purchased directly from the Funds, it is necessary to send a written request to the Funds with signature(s) guaranteed. The Fund reserves the right to refuse a telephone redemption if it believes it is advisable to do so.

      Signature guarantees are designed to protect both you and the Funds from fraud. Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/dealers, national securities exchanges or clearing agencies. Notaries public cannot provide signature guarantees. For more information about redemption procedures, please read the SAI.

Checking, and ATM Access. You may redeem shares of the Fund by using your Reserve checks. By completing the application or a signature card (for existing accounts) and certain other documentation you can write checks in any amount against your account. A check will be returned (bounced) and a fee charged if you request a stop payment; the check is postdated; contains an irregularity in the signature, amount or otherwise; or, is written against accounts with insufficient or uncollected funds. Please do not postdate your checks or use them to close your account. Upon proper notice, the Funds may choose to impose a fee if it deems a shareholder's actions to be burdensome. Checking may not be available to clients of some Firms and some Firms may establish their own minimum check amount. Please see the SAI for each Fund for information including charges, fees, etcetera.

Exchange Privilege. Investors can exchange all or some of their shares offered for shares in other Reserve money-market and equity funds. Investors can request an exchange in writing or by telephone. The shares of the other funds are not offered by this Prospectus. Be sure to read the current prospectus for any fund into which you are exchanging. Any new account established through an exchange will have the same privileges as an original account (as long as they are available). Please see the SAI for more information.

Other Automatic Services. Certain other services and restrictions for selling shares automatically are offered by the Funds. Please see the SAI for more information about these services and restrictions.

Redemptions Through Brokers And Financial Institutions. Redemptions through brokers and financial institutions may involve such Firms' own redemption minimums, services fees, and other redemption requirements.

Other. The Funds also reserve the right to make a "redemption in kind" payment in portfolio securities rather than cash, without notice, if the amount the investor is redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the Fund's assets). Further, each Fund reserves the right to:
       o  refuse any purchase or exchange request,
       o  change or discontinue its exchange privilege,
       o  change its minimum investment amounts, and
       o delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions).

                                TAX CONSEQUENCES

      The following discussion is intended as general information only. Because everyone's tax situation is unique, you should consult your own tax advisor(s) with regard to the applicability of state and local tax laws on Fund distributions. The applicable tax laws which affect the Funds and their shareholders are subject to change and may be retroactive. For more information, please see the SAI.

Dividends, Distributions and Taxes. Each Fund declares dividends daily and automatically reinvests them in additional shares except for shareholders who elect in writing to receive cash dividends, in which case monthly or quarterly dividend checks are sent to the shareholder. There are no fees or sales charges on reinvestments.

      Dividends and distributions are taxable to most shareholders as ordinary income (unless an investment is in an IRA or other tax-advantaged account). Distributions of long-term capital gains, if any, are taxable to shareholders as long-term capital gains. The tax status of any distribution is the same regardless of how long an investor has been in the fund and whether distributions are reinvested or taken in cash. The tax status of dividends and distributions will be detailed in annual tax statements from the Funds. An exchange of a Fund's shares for the shares of another fund will be treated as a sale of The Fund's shares and any gain may be subject to federal income tax.

      The U.S. Treasury Fund intends to invest only in U.S. Treasury securities and obligations of those agencies and instrumentalities of the U.S. government that provide interest income exempt in most states from state and local personal income taxes, except to the extent uninvested cash is invested in repurchase agreements. Some states have minimum investment requirements that must be met by the U.S. Treasury Fund. Distributions attributable to net capital gains, if any, are generally subject to state and local taxes. It is possible that a state or local taxing authority may in the future seek to tax an investor on a portion of the interest income of an obligation held by the U.S. Treasury Fund.

      Shareholders of the Florida Tax-Exempt Fund that are subject to the Florida intangibles tax will not be required to include the value of their Fund shares in their taxable intangible property if all of the Fund's investments on the annual assessment date are obligations that would be exempt from such tax if held directly by such shareholders, such as Florida and U.S. government obligations. As described earlier, the Fund will normally attempt to invest substantially all of its assets in securities which are exempt from the Florida intangibles tax. If the portfolio consists of any assets which are not so exempt on the annual assessment date, only the portion of the shares of the Fund which relate to securities issued by the U.S. and its possessions and territories will be exempt from the Florida intangibles tax, and the remaining portions of those shares will be fully subject to the intangibles tax, even if they partly relate to Florida tax-exempt securities. Shareholders of the Pennsylvania Tax-Exempt Fund and the Pennsylvania county personal property tax will not be taxable on that portion of their Fund shares that relate to Pennsylvania or U.S. government obligations.

      As to the Interstate Tax-Exempt Fund, dividends derived from the interest earned on municipal obligations and designated by the Fund as "exempt-interest dividends" are not subject to federal income taxes. Any distributions of net short-term capital gains and taxable interest income, if any, are taxable as ordinary income. Any distributions of net realized long-term capital gains earned by the Fund are taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been owned by the shareholder.

Backup Withholding. A Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to certain shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability. However, special rules apply for certain accounts. For example, for an account established under the Uniform Gift to Minors Act, the TIN of the minor should be furnished. Shareholders should be aware that, under regulations promulaged by the IRS a Fund may be fined $50 annually for each account for which a certified TIN is not provided or is incorrect. In the event that such a fine is imposed with respect to an account in any year, a corresponding charge will be made against the account. The Funds will not accept purchase orders for accounts for which a correct and certified TIN is not provided or which is otherwise subject to backup withholding, except in the case of certain non-resident alien account holders.

                               GENERAL INFORMATION

Small Balances. Because of the expense of maintaining accounts with small balances (less than $1,000), the Funds may choose to without notice either levy a monthly charge (currently $5) or redeem the account and remit the proceeds. Some Firms may establish variations of minimum balances and monthly charges if approved by the Funds.

Reserve Easy Access. Easy Access is The Reserve Funds' 24-hour toll-free telephone service that lets customers use a touch-tone phone for a variety of options, which include yields, account balances, check reorders and other options. To use it, call 800-637-1700 and follow the instructions. Clients may also access full account activity for the previous six months on the Internet at www.reservefunds.com.

Inquiries. Shareholders should direct their inquiries to the Firm from which they received this Prospectus or to The Reserve Funds.

Special Shareholder Services. The Funds reserve the right to charge shareholder accounts for specific costs incurred in processing unusual transactions. Such transactions include, but are not limited to, stop payment requests, copies of Fund redemption or shareholder checks, copies of statements and special research services.

Account Statements.  Shareholders are advised to retain all account statements.

                              FINANCIAL HIGHLIGHTS

    This section provides further details about the Funds' recent financial history. The following tables describe each Fund's performance for the fiscal periods indicated. "Total Return" shows how much an investment in a series would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions, if any. The Reserve Tax-Exempt Trust did not offer shares of California II Tax-Exempt Fund until June 28, 1999. These figures have been audited by PricewaterhouseCoopers LLP, the Trust's independent accountants, whose report, along with each Funds' financial statements, is included in the Trust's Annual Report, which is available upon request by calling 800-637-1700.


                                                         For Fiscal Years Ended May 31,
                                         --------------------------------------------------------------
PRIMARY FUND                               1999        1998           1997         1996          1995
------------                               ----        ----           ----         ----          ----
Net asset value
       beginning of year                 $ 1.0000   $ 1.0000       $ 1.0000     $ 1.0000       $ 1.0000
                                         --------   --------       --------     --------       --------
Net investment income
       from investment operations           .0438      .0483          .0457        .0490          .0450

Less dividends from
       net investment income               (.0438)    (.0483)        (.0457)      (.0490)        (.0450)
                                         --------   --------       --------     --------       --------

Net asset value at
       end of year                       $ 1.0000   $ 1.0000       $ 1.0000     $ 1.0000       $ 1.0000
                                         ========   ========       ========     ========       ========

Total Return                                 4.38%      4.83%          4.57%        4.90%          4.50%

Ratios/Supplemental Data
------------------------
Net assets end of
       year (millions)                   $3,330.1   $2,707.6       $2,104.1     $1,664.1       $1,602.5
Ratio of expenses to
       average net assets                    1.00%       .94%           .98%         .98%           .97%
Ratio of net investment
       income to average
       net assets                            4.26%      4.71%          4.47%        4.79%          4.42%

                                                        For Fiscal Years Ended May 31,
                                        -------------------------------------------------------------
U.S. GOVERNMENT FUND                       1999         1998         1997         1996         1995
--------------------                       ----         ----         ----         ----         ----
Net asset value
       beginning of year                $ 1.0000     $ 1.0000    $ 1.0000      $ 1.0000      $ 1.0000
                                        --------     --------    --------      --------      --------
Net investment income
       from investment
       operations                          .0426        .0471       .0449         .0484         .0441
Less dividends from
       net investment income              (.0426)      (.0471)     (.0449)       (.0484)       (.0441)
                                        --------     --------    --------      --------      --------
Net asset value at
       end of year                      $ 1.0000     $ 1.0000    $ 1.0000      $ 1.0000      $ 1.0000
                                        ========     ========    ========      ========      ========
Total Return                                4.26%        4.71%       4.49%         4.84%         4.41%

Ratios/Supplemental Data
------------------------
Net assets end of
       year (millions)                   $  716.2    $ 652 .5      $611.8      $  568.5      $  721.8
Ratio of expenses to
       average net assets                    1.00%        .99%        .99%         1.00%          .99%
Ratio of net investment
       income to average
       net assets                            4.16%       4.63%       4.40%         4.75%         4.31%

                                                         For Fiscal Years Ended May 31,
                                        -------------------------------------------------------------
U.S.TREASURY FUND                         1999          1998          1997         1996          1995
-----------------                         ----          ----          ----         ----          ----
Net asset value
       beginning of year                $1.0000        $1.0000       $1.0000      $1.0000      $1.0000
Net investment income
       from investment
       operations                         .0410          .0456         .0443        .0466        .0456
Less dividends from
       net investment income             (.0410)        (.0456)       (.0443)      (.0466)      (.0456)
                                        --------      --------      --------     --------     --------
Net asset value at
       end of year                      $1.0000        $1.0000       $1.0000      $1.0000      $1.0000
                                        =======        =======       =======      =======      =======
Total Return                               4.10%          4.56%         4.43%        4.66%        4.56%

Ratios/Supplemental Data
------------------------
Net assets end of
       year (millions)                 $  286.7         $239.8       $ 169.2      $ 142.8      $  95.2
Ratio of expenses to
       average net assets (a)             1.00%           .97%          .97%         .99%         .93%
Ratio of net investment
       income to average
       net assets                          3.76%          4.26%         4.13%        4.33%        4.44%

Interstate Tax-Exempt Fund
--------------------------

                                                                                   For Fiscal Years Ended May 31,
                                                                 --------------------------------------------------------
                                                                   1999        1998        1997        1996        1995
                                                                 --------    --------    --------    --------    --------
Net asset value, beginning of year...........................   $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                                --------    --------    --------    --------    --------
Net investment income from investment operations.............      .0242       .0279       .0256       .0285       .0265
Dividends from net investment income.........................     (.0242)     (.0279)     (.0256)     (.0285)     (.0265)
                                                                --------    --------    --------    --------    --------
Net asset value, end of year.................................   $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                                --------    --------    --------    --------    --------
                                                                --------    --------    --------    --------    --------
Total Return.................................................       2.42%       2.79%       2.56%       2.85%       2.65%

Ratios/Supplemental Data
------------------------
Net assets end of year (millions)............................   $  292.6    $  352.9    $  306.2    $  292.1    $  315.2
Ratio of expenses to average net assets......................       1.00%        .97%       1.04%       1.04%       1.00%
Ratio of net investment income to average net assets.........       2.38%       2.75%       2.52%       2.80%       2.59%


                                                                         Fiscal Years Ended May 31,
                                                   ----------------------------------------------------------------------
NEW YORK TAX-EXEMPT FUND                             1999            1998             1997           1996           1995
------------------------                             ----            ----             ----           ----           ----

Net asset value, beginning of year                 $1.0000          $1.0000          $1.0000        $1.0000       $1.0000
                                                   -------          -------          -------        -------       -------

Net investment income                                .0222            .0268            .0247          .0276         .0253
Dividends from net investment income                (.0222)          (.0268)          (.0247)        (.0276)       (.0253)
                                                   -------          -------          -------        -------       -------

Net asset value, end of year                       $1.0000          $1.0000          $1.0000        $1.0000       $1.0000
                                                   =======          =======          =======        =======       =======

Total Return                                          2.22%            2.68%            2.47%          2.76%         2.53%


Ratios/Supplemental Data
------------------------

Net assets end of year (millions)                  $ 186.0          $ 171.2          $ 153.2        $ 125.5       $ 152.9
Ratio of expenses to average
   net assets                                         1.00%             .94%            1.04%          1.04%          .98%
Ratio of net investment income
   to average net assets                              2.19%            2.63%            2.43%          2.72%         2.48%


                                                                         Fiscal Years Ended May 31,
                                                   ----------------------------------------------------------------------
Connecticut Tax-Exempt Fund                          1999            1998             1997            1996          1995
---------------------------                          ----            ----             ----            ----          ----

Net asset value, beginning of year                 $1.0000          $1.0000          $1.0000        $1.0000       $1.0000
                                                   -------          -------          -------        -------       -------

Net investment income                                .0221            .0267            .0243          .0266         .0254
Dividends from net investment income                (.0221)          (.0267)          (.0243)        (.0266)       (.0254)
                                                   -------          -------          -------        -------       -------

Net asset value, end of year                       $1.0000          $1.0000          $1.0000        $1.0000       $1.0000
                                                   =======          =======          =======        =======       =======

Total Return                                          2.21%            2.67%            2.43%          2.66%         2.54%

Ratios/Supplemental Data
------------------------

Net assets end of year (millions)                  $  55.4          $  36.8          $  33.5        $  34.8       $  26.6
Ratio of expenses to average net assets               1.00%             .89%             .97%          1.01%          .99% (d)
Ratio of net investment income
   to average net assets                              2.17%            2.64%            2.39%          2.61%         2.23% (d)

                                                                            Fiscal Years Ended May 31,
                                                        --------------------------------------------------------------------
FLORIDA TAX-EXEMPT FUND                                   1999                          1998                        1997 (a)
-----------------------                                   ----                          ----                        --------

Net asset value, beginning of yeat                      $1.0000                      $1.0000                      $1.0000
                                                        -------                      -------                      -------

Net investment income                                     .0237                        .0269                        .0228
Dividends from net investment income                     (.0237)                      (.0269)                      (.0228)
                                                        -------                      -------                      -------

Net asset value, end of year                            $1.0000                      $1.0000                      $1.0000
                                                        =======                      =======                      =======

Total Return                                               2.37%                        2.69%                        2.42% (c)

Ratios/Supplemental Data
------------------------

Net assets end of year (millions)                       $  22.6                      $  10.8                      $   4.1
Ratio of expenses to average net assets                    1.00%                         .94%                        1.04% (c)
Ratio of net investment income to
   average net assets                                      2.30%                        2.62%                        2.39% (c)


                                                                                Fiscal Years Ended May 31,
                                                        -----------------------------------------------------------------
MASSACHUSETTS TAX-EXEMPT FUND                            1999            1998        1997           1996             1995
-----------------------------                            ----            ----        ----           ----             ----

Net asset value, beginning of year                       $1.0000        $1.0000     $1.0000        $1.0000        $1.0000
                                                         -------        -------     -------        -------        -------

Net investment income                                      .0220          .0284       .0259          .0276          .0265
Dividends from net investment income                      (.0220)        (.0284)     (.0259)        (.0276)        (.0265)
                                                         -------        -------     -------        -------        -------

Net asset value, end of year                             $1.0000        $1.0000     $1.0000        $1.0000        $1.0000
                                                         =======        =======     =======        =======        =======

Total Return                                                2.20%          2.84%       2.59%          2.76%          2.65%

Ratios/Supplemental Data
------------------------

Net assets end of year (millions)                        $  19.9        $  25.4     $  13.0        $   9.0        $  10.2
Ratio of expenses to average net assets                     1.00%           .75%        .83% (d)       .89% (d)       .80% (d)


Ratio of net investment income to
   average net assets                                       2.17%          2.78%       2.54% (d)      2.66% (d)      2.69% (d)


                                                        Period Ended
                                                           May 31,
MICHIGAN TAX-EXEMPT FUND                                  1999 (d)
------------------------                                  ----
Net asset value, beginning of year                       $1.0000
                                                         -------

Net investment income                                      .0118
Dividends from net investment income                      (.0118)
                                                         -------

Net asset value, end of year                             $1.0000
                                                         =======

Total Return                                                2.55%(c)

Ratios/Supplemental Data
------------------------

Net assets end of year (millions)                        $   1.2
Ratio of expenses to average net assets                     1.00% (c,d)


Ratio of net investment income to
   average net assets                                       2.02% (c,d)




New Jersey Tax-Exempt Fund
--------------------------
                                                                                        Fiscal Years Ended May 31,
                                                                       -------------------------------------------------------
                                                                        1999        1998       1997        1996       1995 (e)
                                                                        ----        ----       ----        ----       ----

Net asset value, beginning of period                                   $1.0000     $1.0000    $1.0000    $1.0000      $1.0000
                                                                       -------     -------    -------    -------      -------

Net investment income                                                    .0223       .0254      .0236      .0263        .0243
Dividends from net investment income                                    (.0223)     (.0254)    (.0236)    (.0263)      (.0243)
                                                                       -------     -------    -------    -------      -------

Net asset value, end of period                                         $1.0000     $1.0000    $1.0000    $1.0000      $1.0000
                                                                       =======     =======    =======    =======      =======

Total Return                                                              2.23%       2.54%      2.36%      2.63%        2.43%(c)


Ratios/Supplemental Data
------------------------

Net assets end of period (millions)                                    $  41.3     $  37.6    $  39.5    $  41.0      $  21.6
Ratio of expenses to average net assets                                   1.00%        .99%      1.06%      1.04%        1.02% (b,c)
Ratio of net investment income
   to average net assets                                                  2.17%       2.50%      2.33%      2.59%        2.81% (b,c)



                                                                   Fiscal Years Ended May 31,
                                                               ---------------------------------
Ohio Tax-Exempt Fund                                             1999                   1998 (g)
--------------------                                             ----                   --------

Net asset value, beginning of period                           $1.0000               $1.0000
                                                               -------               -------

Net investment income                                            .0236                 .0048
Dividends from net investment income                            (.0236)               (.0048)
                                                                ------                ------

Net asset value, end of period                                 $1.0000               $1.0000
                                                               =======               =======

Total Return                                                      2.36%                 2.87% (c)

Ratios/Supplemental Data
------------------------

Net assets end of period (millions)                            $   1.2               $   2.5
Ratio of expenses to average net assets                           1.00% (d)             1.00% (c)
Ratio of net investment income
   to average net assets                                          2.16% (d)             2.86% (c)



                                                                      Period Ended May 31,
                                                               ---------------------------------

Pennsylvania Tax-Exempt Fund                                     1999                   1998 (h)
----------------------------                                     ----                   ----

Net asset value, beginning of period                           $  1.000              $1.0000
                                                               --------              -------

Net investment income                                             .0234                .0189
Dividends from net investment income                             (.0234)              (.0189)
                                                               --------              -------

Net asset value, end of period                                 $ 1.0000              $1.0000
                                                               ========              =======

Total Return                                                       2.34%                2.64% (c)

Ratios/Supplemental Data
------------------------

Net assets, end of period (millions)                           $    16.9             $  13.2
Ratio of expenses to average net assets                             1.00%               1.00% (c)
Ratio of net investment income
   to average net assets                                            2.28%               2.62% (c)

(a) Net of fees and other expenses. Had RMCI not undertaken to reduce expenses, the actual expense ratios would have amounted to 1.00%, .97%, .99% and.93% for the years ended May 31,1999, 1998, 1997, 1996 and 1995, respectively.
(b)  From June 24, 1996 (Commencement of Operations) to May 31, 1997.
(c)  Annualized.
(d) Due to the voluntary waiver of certain expenses by RMCI for certain funds, the actual expense ratios and net investment income amounted to:


                                   Fiscal           Expense       Net Investment
           Fund                     Year             Ratio            Income
           ----                     ----             -----            ------
           U.S. Treasury             1999             .77%             3.99%
                                     1998             .77%             4.46%
                                     1997             .77%             4.33%
                                     1996             .79%             4.53%
                                     1995             .68%             4.64%
           Connecticut               1995             .89%             2.33%
           Massachusetts             1997             .79%             2.58%
                                     1996             .84%             2.71%
                                     1995             .69%             2.80%
           Michigan                  1999             .49%             2.53%
           New Jersey                1995            1.01%             2.82%
           Ohio                      1999             .83%             2.32%

(e)  From December 14, 1998 (Commencement of Operations) to May 31, 1999.
(f)  From October 17, 1994 (Commencement of Operations) to May 31, 1995.
(g)  From April 1, 1998 (Commencement of Operations) to May 31, 1998.
(h)  From September 12, 1997 (Commencement of Operations) to May 31, 1998.


                                 ------------

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and, if given or made, such information or representations must not be relied upon. This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.
                                 ------------

This Prospectus contains the information about each Fund, which a prospective investor should know before investing.

The Statement of Additional Information ("SAI") contains additional and more detailed information about the Funds, and is considered part of this Prospectus. Our Annual and Semi-Annual Reports list the holdings in each Fund, describe Fund performance, include financial statements for the Funds, and discuss market conditions and strategies that significantly affected the Funds' performance.

These documents may be obtained without charge by writing to the address below or calling The Reserve Funds at 800-637-1700. You can download the documents from the SEC's web site (http://www.sec.gov) or you can obtain copies by visiting the SEC's Public Reference Room in Washington, DC (800-SEC-0330) or by sending your request and duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

                  Investors are advised to read and retain this
                        prospectus for future reference.

American Express Money Market Account is a cash management service offered by the Reserve Funds through American Express Financial Corporation. Shares offered are shares of The Reserve Funds.
American Express Investment Services Inc.
A subsidiary of American Express Financial Corporation

IDS Tower 10
Minneapolis, MN 55440
www.americanexpress.com

Distributor -  Resrv Partners, Inc.
AMEX 07/99

SEC File Number
The Reserve Fund
811-2033
Reserve Tax-Exempt Trust
811-3696
Reserve New York Tax-Exempt Trust
811-3814


Primary Fund
U.S. Government Fund
U.S. Treasury Fund
Interstate Tax-Exempt Fund
California II Tax-Exempt Fund
Connecticut Tax-Exempt Fund
Florida Tax-Exempt Fund
Massachusetts Tax-Exempt Fund
Michigan Tax-Exempt Fund
New Jersey Tax-Exempt Fund
New York Tax-Exempt Fund
Ohio Tax-Exempt Fund
Pennsylvania Tax-Exempt Fund



Prospectus
July 31, 1999

PART C

Item 23. Exhibits

      (a) Declaration of Trust and Amendments*

      (b) Bylaws and Amendments*

      (c) Not applicable

      (d) Form of Investment Management Agreement for the Funds*

      (e) Form of Distribution Agreement and Plan of Distribution filed as an exhibit to Registrant's Post-Effective Amendment No. 42 dated November 24, 1986.

      (f) Pension Plan of Reserve Management Corporation was filed as an exhibit to Effective Amendment No. 32; Amendments to Pension Plan filed as an exhibit to Post-Effective Amendment No. 45 dated July 31, 1989.

      (g) Custodian Agreement with Chase Manhattan Bank*

      (h) Not applicable

      (i) Opinion of Counsel*

      (j) Consent of Independent Auditors*

      (k) Not applicable

      (l) Not applicable

      (m) Form of Registered Dealer Agreement*

      (n) Financial Data Schedules*

      (o) Not applicable

      ----------------
      *Filed herewith.

Item 24. Persons Controlled by or Under Common Control with Registrant Not Applicable

Item 25. Indemnification

Each Trustee, officer, employee or agent of the Registrant, and any person who has served at its request as a Director, Trustee, officer or employee of another business entity, shall be entitled to be indemnified by the Registrant to the fullest extent permitted by the laws of the Commonwealth of Massachusetts, subject to the provisions of the Investment Company Act of 1940 and the rules and regulations thereunder. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of any expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

Name                                      Position with the Adviser       Other Businesses
------------------------------------------------------------------------------------------------------------------
Bruce R. Bent                             President                       President and Director of Reserve
                                                                          Management Corporation and Chairman
                                                                          and Director and of Resrv Partners, Inc.
                                                                          both of the same address as the Trust.
------------------------------------------------------------------------------------------------------------------
Bruce R. Bent II                          Vice President and              Vice President, Secretary and
                                            Secretary                     Director of Reserve Management
                                                                          Corporation and Secretary and
                                                                          Director of Resrv Partners, Inc.
                                                                          both of the same address as the
                                                                          Trust.
------------------------------------------------------------------------------------------------------------------
Arthur T. Bent III                        Vice President and              Vice President, Treasurer and
                                            Treasurer                     Director of Reserve Management
                                                                          Corporation and Treasurer
                                                                          and Director of Resrv Partners, Inc.
                                                                          both of the same address as the
                                                                          Trust.
------------------------------------------------------------------------------------------------------------------

Item 27. Principal Underwriters

(a) Resrv Partners, Inc., a principal underwriter of the Registrant, also acts as principal underwriter to Reserve Tax-Exempt Trust, Reserve Institutional Trust, Reserve New York Tax-Exempt Trust and Reserve Private Equity Series.

Name and Principal Positions and Offices Positions and Offices Business Address with Resrv Partners, Inc. with Registrant

----------------------------------------------------------------------------------
Bruce R. Bent                          Chairman and Director
1250 Broadway
New York, New York 10001-3701
----------------------------------------------------------------------------------
Mary A. Belmonte                       President
1250 Broadway
New York, New York 10001-3701
----------------------------------------------------------------------------------
Bruce R. Bent II                       Secretary and Director
1250 Broadway
New York, New York 10001-3701
----------------------------------------------------------------------------------
Arthur Bent III                        Treasurer and Director
1250 Broadway
New York, New York 10001-3701
----------------------------------------------------------------------------------
MaryKathleen Foynes                    Counsel & Assistant Secretary
1250 Broadway
New York, New York 10001-3701
----------------------------------------------------------------------------------
James Freisen                          Controller
1250 Broadway
New York, New York 10001-3701
----------------------------------------------------------------------------------

(b) The Kaufmann Fund, Inc. ("Kaufmann") also acts as a principal underwriter of The Reserve Fund and The Kaufmann Fund, Inc.

----------------------------------------------------------------------------------
Hans Utsch                              Chairman, Secretary & Director
The Kaufmann Fund, Inc.
140 East 45th Street
New York, NY 10017
----------------------------------------------------------------------------------
Laurence Aurianan                       President, Treasurer & Director
The Kaufmann Fund, Inc.
140 East 45th Street
New York, NY 10017
----------------------------------------------------------------------------------

(c) GAM Services, Inc. also acts as a principal underwriter of The Reserve Fund and the Global Asset Management Funds, Inc.

----------------------------------------------------------------------------------
Kevin Blanchfield                       CCO & Director
GAM Services, Inc.
135 East 57th Street
Suite 2500
New York, NY 10022
----------------------------------------------------------------------------------
David A. Andersen                       Managing Director & Director
GAM Services, Inc.
135 East 57th Street
Suite 2500
New York, NY 10022
----------------------------------------------------------------------------------
Joseph J. Allessie                      Vice President, Secretary & General
GAM Services, Inc.                      Counsel
135 East 57th Street
Suite 2500
New York, NY 10022
----------------------------------------------------------------------------------


Item 28. Location of Accounts and Records All records required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained at 1250 Broadway, New York, NY 10001-3701 except those relating to receipts and deliveries of securities, which are maintained by the Registrant's Custodian.

Item 29. Management Services
         See "Investment Management, Distribution, Service and Custodian Agreements" in Part B.

Item 32. Undertakings
         Not Applicable

                                     SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Post-Effective Amendment to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485 (b) under the Securities Act of 1933 and Registrant has duly caused this Post-Effective Amendment No. 60 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York, on the 30th day of July, 1999.

                               THE RESERVE FUND

                                    By:  /s/ Bruce R. Bent
                                       ------------------------------------
                                       Bruce R. Bent, President

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 34 to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                   Title                      Date
/s/ Bruce R. Bent           President, Treasurer and   July 30, 1999
--------------------------- Trustee (principal
Bruce R. Bent               executive operating and
                            financial officer)

*                           Trustee                    July 30, 1999
---------------------------
Edwin Ehlert Jr.

*                           Trustee                    July 30, 1999
---------------------------
Henri W. Emmet

*                           Trustee                    July 30, 1999
---------------------------
Donald J. Harrington

*                           Trustee                    July 30, 1999
--------------------------
Bruce R. Bent II

*                           Trustee                    July 30, 1999
---------------------------
William E. Viklund

*                           Trustee                    July 30, 1999
---------------------------
Diana P Hermann

*                           Trustee                    July 30, 1999
---------------------------
Richard Bassuk

/s/ MaryKathleen Foynes     Counsel and Secretary      July 30, 1999
---------------------------
MaryKathleen Foynes
*Attorney-in-Fact